UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices)		(Zip code)
Richard J. Byrne
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/09

Date of reporting period:	3/31/09

Item 1. Schedule of Investments.

MML Large Cap Value Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 89.4%
COMMON STOCK – 89.4%
Agriculture – 0.9%
Philip Morris International, Inc.	39,000	$1,387,620
Auto Manufacturers – 0.3%
Paccar, Inc.	21,720	559,507
Banks – 6.2%
The Bank of New York Mellon Corp.	126,900	3,584,925
Julius Baer Holding AG	75,600	1,852,503
Wells Fargo & Co.	317,343	4,518,964
		9,956,392
Beverages – 2.2%
Diageo PLC Sponsored ADR (United Kingdom)	50,000	2,237,500
Heineken Holding NV Class A	54,150	1,316,166
		3,553,666
Building Materials – 0.9%
Martin Marietta Materials, Inc.	17,700	1,403,610
Chemicals – 0.7%
Monsanto Co.	13,100	1,088,610
Coal – 0.5%
China Coal Energy Co.	1,037,700	766,392
Commercial Services – 3.9%
Cosco Pacific Ltd.	348,600	343,804
H&R Block, Inc.	69,300	1,260,567
Iron Mountain, Inc. (a)	135,199	2,997,362
Moody's Corp.	57,700	1,322,484
Visa, Inc. Class A	7,570	420,892
		6,345,109
Computers – 1.3%
Hewlett-Packard Co.	64,900	2,080,694
Cosmetics & Personal Care – 1.5%
The Procter & Gamble Co.	52,100	2,453,389
Diversified Financial – 5.7%
American Express Co.	230,700	3,144,441
Ameriprise Financial, Inc.	42,780	876,562
The Goldman Sachs Group, Inc.	7,360	780,307
JP Morgan Chase & Co.	165,616	4,402,074
		9,203,384
Electric – 0.2%
The AES Corp. (a)	44,600	259,126
Electronics – 1.0%
Agilent Technologies, Inc. (a)	90,400	1,389,448
Garmin Ltd.	11,100	235,431
		1,624,879
Engineering & Construction – 0.2%
ABB Ltd. Sponsored ADR (Switzerland)	18,340	255,660
Foods – 0.3%
The Hershey Co.	13,500	469,125
Forest Products & Paper – 0.4%
Sino-Forest Corp. (a)	97,000	676,449
Health Care — Products – 1.6%
Becton, Dickinson & Co.	6,400	430,336
Johnson & Johnson	33,800	1,777,880
Medtronic, Inc.	13,300	391,951
		2,600,167
Health Care — Services – 1.1%
Laboratory Corp. of America Holdings (a)	7,400	432,826
UnitedHealth Group, Inc.	67,900	1,421,147
		1,853,973
Holding Company — Diversified – 0.8%
China Merchants Holdings International Co. Ltd.	527,020	1,245,702
Housewares – 0.1%
Hunter Douglas NV	6,765	157,893
Insurance – 11.5%
American International Group, Inc.	110,550	110,550
Berkshire Hathaway, Inc. Class A (a)	107	9,276,900
The Hartford Financial Services Group, Inc.	39,200	307,720
Loews Corp.	153,100	3,383,510
Markel Corp. (a)	495	140,521
Nipponkoa Insurance Co. Ltd.	18,600	107,057
Principal Financial Group, Inc.	16,600	135,788
The Progressive Corp. (a)	257,750	3,464,160
Sun Life Financial, Inc.	9,840	175,742
Transatlantic Holdings, Inc.	41,913	1,495,037
		18,596,985
Internet – 2.4%
Amazon.com, Inc. (a)	16,631	1,221,381
eBay, Inc. (a)	26,300	330,328
Google, Inc. Class A (a)	6,370	2,217,142
Liberty Media Holding Corp. Interactive Class A (a)	40,700	118,030
		3,886,881
Leisure Time – 0.7%
Harley-Davidson, Inc.	87,500	1,171,625
Machinery — Construction & Mining – 0.6%
BHP Billiton PLC	32,500	641,161
Rio Tinto PLC	11,600	387,026
		1,028,187
Manufacturing – 0.6%
Tyco International Ltd.	52,200	1,021,032
Media – 4.1%
Comcast Corp. Special Class A	265,850	3,421,489
Liberty Media Corp. Entertainment Class A (a)	34,960	697,452
News Corp. Class A	221,150	1,464,013
The Walt Disney Co.	56,500	1,026,040
		6,608,994
Mining – 0.6%
Vulcan Materials Co.	22,700	1,005,383
Oil & Gas – 15.1%
Canadian Natural Resources Ltd.	72,100	2,780,176
ConocoPhillips	137,560	5,386,850
Devon Energy Corp.	96,900	4,330,461
EOG Resources, Inc.	82,700	4,528,652

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Occidental Petroleum Corp.	132,330	$7,364,164
		24,390,303
Oil & Gas Services – 0.8%
Transocean Ltd. (a)	21,679	1,275,592
Packaging & Containers – 1.7%
Sealed Air Corp.	198,600	2,740,680
Pharmaceuticals – 5.2%
Cardinal Health, Inc.	41,900	1,319,012
Express Scripts, Inc. (a)	32,100	1,482,057
Merck & Co., Inc.	35,200	941,600
Pfizer, Inc.	104,200	1,419,204
Schering-Plough Corp.	134,600	3,169,830
		8,331,703
Real Estate – 0.9%
Brookfield Asset Management, Inc. Class A	46,200	636,636
Hang Lung Properties Ltd.	256,000	777,276
		1,413,912
Retail – 8.7%
Bed Bath & Beyond, Inc. (a)	68,300	1,690,425
Carmax, Inc. (a)	87,470	1,088,127
Costco Wholesale Corp.	160,500	7,434,360
CVS Caremark Corp.	140,698	3,867,788
		14,080,700
Semiconductors – 1.7%
Texas Instruments, Inc.	168,700	2,785,237
Software – 3.0%
Activision Blizzard, Inc. (a)	86,800	907,928
Dun & Bradstreet Corp.	11,450	881,650
Microsoft Corp.	170,300	3,128,411
		4,917,989
Telecommunications – 0.7%
Cisco Systems, Inc. (a)	65,400	1,096,758
Transportation – 1.3%
China Shipping Development Co. Ltd.	450,000	425,297
Kuehne & Nagel International AG	12,400	723,616
United Parcel Service, Inc. Class B	19,200	945,024
		2,093,937
TOTAL COMMON STOCK (Cost $206,677,706)		144,387,245
TOTAL EQUITIES (Cost $206,677,706)		144,387,245
	Principal Amount
BONDS & NOTES – 0.8%
CORPORATE DEBT – 0.8%
Forest Products & Paper – 0.2%
Sino-Forest Corp. (Acquired 7/23/08, Cost $350,424) (b) (c) 5.000% 8/01/13	$359,000	239,184
Leisure Time – 0.6%
Harley-Davidson, Inc. 15.000% 2/01/14	1,000,000	1,007,942
TOTAL CORPORATE DEBT (Cost $1,351,466)		1,247,126
TOTAL BONDS & NOTES (Cost $1,351,466)		1,247,126
TOTAL LONG-TERM INVESTMENTS (Cost $208,029,172)		145,634,371
SHORT-TERM INVESTMENTS – 7.2%
Repurchase Agreement – 7.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (d)	11,573,199	11,573,199
TOTAL SHORT-TERM INVESTMENTS (Cost $11,573,199)		11,573,199
TOTAL INVESTMENTS – 97.4% (Cost $219,602,371) (e)		157,207,570
Other Assets/ (Liabilities) – 2.6%		4,244,525
NET ASSETS – 100.0%		$161,452,095

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $239,184 or 0.15% of net assets.
(c)	Restricted security. (Note 2).
(d)	Maturity value of $11,573,215. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $11,805,276.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.1%
COMMON STOCK – 98.1%
Advertising – 0.1%
Interpublic Group of Cos., Inc. (a)	13,919	$57,346
Omnicom Group, Inc.	9,412	220,241
		277,587
Aerospace & Defense – 2.2%
Boeing Co.	22,211	790,267
General Dynamics Corp.	11,714	487,185
Goodrich Corp.	3,839	145,460
L-3 Communications Holdings, Inc.	3,600	244,080
Lockheed Martin Corp.	10,040	693,061
Northrop Grumman Corp.	9,890	431,600
Raytheon Co.	12,088	470,707
Rockwell Collins, Inc.	4,868	158,891
United Technologies Corp.	28,522	1,225,876
		4,647,127
Agriculture – 2.0%
Altria Group, Inc.	61,754	989,299
Archer-Daniels-Midland Co.	19,361	537,849
Lorillard, Inc.	5,046	311,540
Philip Morris International, Inc.	60,754	2,161,627
Reynolds American, Inc.	5,200	186,368
		4,186,683
Airlines – 0.1%
Southwest Airlines Co.	22,240	140,779
Apparel – 0.3%
Nike, Inc. Class B	11,662	546,831
VF Corp.	2,651	151,399
		698,230
Auto Manufacturers – 0.2%
Ford Motor Co. (a)	73,077	192,192
General Motors Corp.	17,030	33,038
Paccar, Inc.	10,935	281,686
		506,916
Automotive & Parts – 0.1%
The Goodyear Tire & Rubber Co. (a)	7,165	44,853
Johnson Controls, Inc.	18,050	216,600
		261,453
Banks – 3.4%
Bank of America Corp.	193,901	1,322,405
The Bank of New York Mellon Corp.	34,906	986,095
BB&T Corp.	17,183	290,736
Capital One Financial Corp.	12,234	149,744
Comerica, Inc.	4,569	83,658
Fifth Third Bancorp	16,522	48,244
First Horizon National Corp.	5,564	59,752
Huntington Bancshares, Inc.	11,334	18,815
KeyCorp	14,910	117,342
M&T Bank Corp.	2,300	104,052
Marshall & Ilsley Corp.	7,800	43,914
Northern Trust Corp.	6,671	399,059
PNC Financial Services Group, Inc.	12,938	378,954
Regions Financial Corp.	22,089	94,099
State Street Corp.	13,022	400,817
SunTrust Banks, Inc.	11,290	132,545
U.S. Bancorp	53,432	780,642
Wells Fargo & Co.	128,529	1,830,253
Zions Bancorp	3,293	32,370
		7,273,496
Beverages – 2.7%
Brown-Forman Corp. Class B	2,975	115,519
The Coca-Cola Co.	60,591	2,662,975
Coca-Cola Enterprises, Inc.	8,974	118,367
Constellation Brands, Inc. Class A (a)	6,000	71,400
Dr. Pepper Snapple Group, Inc. (a)	7,700	130,207
Molson Coors Brewing Co. Class B	4,278	146,650
Pepsi Bottling Group, Inc. (The)	4,038	89,401
PepsiCo, Inc.	47,008	2,419,972
		5,754,491
Biotechnology – 1.6%
Amgen, Inc. (a)	31,569	1,563,297
Biogen Idec, Inc. (a)	8,737	457,994
Celgene Corp. (a)	14,078	625,063
Genzyme Corp. (a)	8,100	481,059
Life Technologies Corp. (a)	4,874	158,307
Millipore Corp. (a)	1,715	98,458
		3,384,178
Building Materials – 0.0%
Masco Corp.	11,167	77,946
Chemicals – 2.1%
Air Products & Chemicals, Inc.	6,358	357,637
CF Industries Holdings, Inc.	1,400	99,582
The Dow Chemical Co.	28,768	242,514
Du Pont (E.I.) de Nemours & Co.	27,104	605,232
Eastman Chemical Co.	2,300	61,640
Ecolab, Inc.	5,216	181,152
International Flavors & Fragrances, Inc.	2,346	71,459
Monsanto Co.	16,470	1,368,657
PPG Industries, Inc.	4,889	180,404
Praxair, Inc.	9,364	630,104
Rohm & Haas Co.	3,740	294,862
The Sherwin-Williams Co.	3,029	157,417
Sigma-Aldrich Corp.	3,868	146,172
		4,396,832
Coal – 0.2%
CONSOL Energy, Inc.	5,500	138,820
Massey Energy Co.	2,500	25,300
Peabody Energy Corp.	8,100	202,824
		366,944
Commercial Services – 1.3%
Apollo Group, Inc. Class A (a)	3,188	249,716
Automatic Data Processing, Inc.	15,404	541,605
Convergys Corp. (a)	3,716	30,025
Donnelley (R.R.) & Sons Co.	6,522	47,806
Equifax, Inc.	3,959	96,798
H&R Block, Inc.	10,048	182,773
Iron Mountain, Inc. (a)	5,400	119,718
Mastercard, Inc. Class A	2,200	368,456
McKesson Corp.	8,387	293,881
Monster Worldwide, Inc. (a)	3,776	30,774

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Moody's Corp.	5,992	$137,337
Paychex, Inc.	9,697	248,922
Robert Half International, Inc.	4,680	83,444
Total System Services, Inc.	5,714	78,910
Western Union Co.	21,533	270,670
		2,780,835
Computers – 5.3%
Affiliated Computer Services, Inc. Class A (a)	2,900	138,881
Apple, Inc. (a)	26,852	2,822,682
Cognizant Technology Solutions Corp. Class A (a)	8,800	182,952
Computer Sciences Corp. (a)	4,687	172,669
Dell, Inc. (a)	52,347	496,250
EMC Corp. (a)	60,832	693,485
Hewlett-Packard Co.	72,515	2,324,831
International Business Machines Corp.	40,565	3,930,343
Lexmark International, Inc. Class A (a)	2,397	40,437
NetApp, Inc. (a)	10,020	148,697
SanDisk Corp. (a)	6,836	86,475
Sun Microsystems, Inc. (a)	22,702	166,179
Teradata Corp. (a)	5,600	90,832
		11,294,713
Cosmetics & Personal Care – 2.5%
Avon Products, Inc.	12,856	247,221
Colgate-Palmolive Co.	15,177	895,139
The Estee Lauder Cos., Inc. Class A	3,400	83,810
The Procter & Gamble Co.	88,680	4,175,941
		5,402,111
Distribution & Wholesale – 0.2%
Fastenal Co.	3,900	125,405
Genuine Parts Co.	4,929	147,180
W.W. Grainger, Inc.	1,979	138,886
		411,471
Diversified Financial – 4.0%
American Express Co.	36,008	490,789
Ameriprise Financial, Inc.	6,521	133,615
The Charles Schwab Corp.	28,195	437,023
CIT Group, Inc.	8,800	25,080
Citigroup, Inc.	166,990	422,485
CME Group, Inc.	2,042	503,128
Discover Financial Services	14,395	90,832
E*Trade Financial Corp. (a)	13,200	16,896
Federated Investors, Inc. Class B	2,700	60,102
Franklin Resources, Inc.	4,628	249,310
The Goldman Sachs Group, Inc.	13,913	1,475,056
IntercontinentalExchange, Inc. (a)	2,200	163,834
Invesco Ltd.	11,800	163,548
Janus Capital Group, Inc.	4,450	29,593
JP Morgan Chase & Co.	113,342	3,012,630
Legg Mason, Inc.	4,085	64,952
Morgan Stanley	32,691	744,374
The NASDAQ OMX Group, Inc. (a)	4,100	80,278
NYSE Euronext	8,100	144,990
SLM Corp. (a)	14,042	69,508
T. Rowe Price Group, Inc.	7,700	222,222
		8,600,245
Electric – 3.9%
The AES Corp. (a)	20,549	119,390
Allegheny Energy, Inc.	5,120	118,630
Ameren Corp.	6,381	147,975
American Electric Power Co., Inc.	12,057	304,560
CenterPoint Energy, Inc.	10,263	107,043
CMS Energy Corp.	7,038	83,330
Consolidated Edison, Inc.	7,850	310,939
Constellation Energy Group, Inc.	5,425	112,081
Dominion Resources, Inc.	18,092	560,671
DTE Energy Co.	4,937	136,755
Duke Energy Corp.	38,673	553,797
Dynegy, Inc. Class A (a)	15,809	22,291
Edison International	10,230	294,726
Entergy Corp.	5,960	405,816
Exelon Corp.	20,136	913,973
FirstEnergy Corp.	9,457	365,040
FPL Group, Inc.	12,272	622,559
Integrys Energy Group, Inc.	2,300	59,892
Northeast Utilities	4,700	101,473
Pepco Holdings, Inc.	6,100	76,128
PG&E Corp.	11,021	421,223
Pinnacle West Capital Corp.	3,000	79,680
PPL Corp.	11,378	326,662
Progress Energy, Inc.	8,371	303,533
Public Service Enterprise Group, Inc.	15,296	450,773
SCANA Corp.	3,500	108,115
The Southern Co.	23,987	734,482
TECO Energy, Inc.	6,461	72,040
Wisconsin Energy Corp.	3,500	144,095
Xcel Energy, Inc.	12,772	237,942
		8,295,614
Electrical Components & Equipment – 0.3%
Emerson Electric Co.	22,814	652,024
Molex, Inc.	4,390	60,319
		712,343
Electronics – 0.4%
Agilent Technologies, Inc. (a)	10,683	164,198
Amphenol Corp. Class A	5,400	153,846
FLIR Systems, Inc. (a)	4,200	86,016
Jabil Circuit, Inc.	5,778	32,125
PerkinElmer, Inc.	3,708	47,351
Tyco Electronics Ltd.	13,768	151,999
Waters Corp. (a)	3,000	110,850
		746,385
Engineering & Construction – 0.2%
Fluor Corp.	5,454	188,436
Jacobs Engineering Group, Inc. (a)	3,700	143,042
		331,478
Entertainment – 0.0%
International Game Technology	8,874	81,818
Environmental Controls – 0.3%
Republic Services, Inc.	9,600	164,640
Stericycle, Inc. (a)	2,600	124,098
Waste Management, Inc.	14,753	377,677
		666,415
Foods – 2.1%
Campbell Soup Co.	6,302	172,423
ConAgra Foods, Inc.	13,672	230,647
Dean Foods Co. (a)	4,200	75,936
General Mills, Inc.	10,108	504,187

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
H.J. Heinz Co.	9,422	$311,491
The Hershey Co.	5,044	175,279
Hormel Foods Corp.	2,100	66,591
The J.M. Smucker Co.	3,539	131,898
Kellogg Co.	7,564	277,069
Kraft Foods, Inc. Class A	44,330	988,116
The Kroger Co.	19,618	416,294
McCormick & Co., Inc.	3,900	115,323
Safeway, Inc.	13,060	263,681
Sara Lee Corp.	21,265	171,821
SuperValu, Inc.	6,595	94,177
Sysco Corp.	18,230	415,644
Tyson Foods, Inc. Class A	8,300	77,937
Whole Foods Market, Inc.	4,400	73,920
		4,562,434
Forest Products & Paper – 0.2%
International Paper Co.	12,820	90,253
MeadWestvaco Corp.	5,401	64,758
Plum Creek Timber Co., Inc.	5,100	148,257
Weyerhaeuser Co.	6,310	173,966
		477,234
Gas – 0.2%
Nicor, Inc.	1,289	42,833
NiSource, Inc.	8,446	82,771
Sempra Energy	7,517	347,586
		473,190
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	1,850	58,386
Snap-on, Inc.	1,853	46,510
The Stanley Works	2,305	67,122
		172,018
Health Care — Products – 4.2%
Baxter International, Inc.	18,692	957,404
Becton, Dickinson & Co.	7,348	494,080
Boston Scientific Corp. (a)	44,572	354,347
C.R. Bard, Inc.	3,020	240,754
Covidien Ltd.	15,168	504,184
Intuitive Surgical, Inc. (a)	1,200	114,432
Johnson & Johnson	83,696	4,402,410
Medtronic, Inc.	33,881	998,473
St. Jude Medical, Inc. (a)	10,144	368,532
Stryker Corp.	7,200	245,088
Varian Medical Systems, Inc. (a)	3,700	112,628
Zimmer Holdings, Inc. (a)	6,822	249,003
		9,041,335
Health Care — Services – 1.4%
Aetna, Inc.	13,744	334,392
CIGNA Corp.	8,420	148,108
Coventry Health Care, Inc. (a)	4,485	58,036
DaVita, Inc. (a)	3,200	140,640
Humana, Inc. (a)	5,003	130,478
Laboratory Corp. of America Holdings (a)	3,200	187,168
Quest Diagnostics, Inc.	4,728	224,486
Tenet Healthcare Corp. (a)	12,559	14,568
Thermo Fisher Scientific, Inc. (a)	12,554	447,801
UnitedHealth Group, Inc.	36,580	765,619
WellPoint, Inc. (a)	15,453	586,750
		3,038,046
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	5,100	75,939
Home Builders – 0.1%
Centex Corp.	3,846	28,845
D.R. Horton, Inc.	8,500	82,450
KB Home	2,442	32,185
Lennar Corp. Class A	4,300	32,293
Pulte Homes, Inc.	6,744	73,712
		249,485
Home Furnishing – 0.1%
Harman International Industries, Inc.	1,800	24,354
Whirlpool Corp.	2,242	66,341
		90,695
Household Products – 0.5%
Avery Dennison Corp.	2,928	65,412
The Clorox Co.	4,370	224,968
Fortune Brands, Inc.	4,580	112,439
Kimberly-Clark Corp.	12,441	573,654
		976,473
Housewares – 0.0%
Newell Rubbermaid, Inc.	8,335	53,177
Insurance – 2.1%
AFLAC, Inc.	14,020	271,427
Allstate Corp.	16,204	310,307
American International Group, Inc.	81,032	81,032
Aon Corp.	8,146	332,520
Assurant, Inc.	3,200	69,696
Chubb Corp.	10,746	454,771
Cincinnati Financial Corp.	4,882	111,651
Genworth Financial, Inc. Class A	13,400	25,460
The Hartford Financial Services Group, Inc.	9,158	71,890
Lincoln National Corp.	7,780	52,048
Loews Corp.	11,010	243,321
Marsh & McLennan Cos., Inc.	15,542	314,726
MBIA, Inc. (a)	6,275	28,740
Metlife, Inc.	24,532	558,594
Principal Financial Group, Inc.	7,936	64,916
The Progressive Corp. (a)	20,592	276,756
Prudential Financial, Inc.	12,900	245,358
Torchmark Corp.	2,626	68,880
The Travelers Cos., Inc.	18,063	734,080
Unum Group	9,970	124,625
XL Capital Ltd. Class A	9,227	50,379
		4,491,177
Internet – 2.3%
Akamai Technologies, Inc. (a)	5,200	100,880
Amazon.com, Inc. (a)	9,633	707,447
eBay, Inc. (a)	32,423	407,233
Expedia, Inc. (a)	6,465	58,702
Google, Inc. Class A (a)	7,226	2,515,082
McAfee, Inc. (a)	4,600	154,100
Symantec Corp. (a)	25,089	374,830
VeriSign, Inc. (a)	6,000	113,220
Yahoo!, Inc. (a)	41,416	530,539
		4,962,033
Iron & Steel – 0.3%
AK Steel Holding Corp.	3,500	24,920
Allegheny Technologies, Inc.	3,044	66,755
Nucor Corp.	9,536	363,989
United States Steel Corp.	3,554	75,096
		530,760

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time – 0.2%
Carnival Corp.	13,285	$286,956
Harley-Davidson, Inc.	7,222	96,703
		383,659
Lodging – 0.1%
Marriott International, Inc. Class A	8,828	144,426
Starwood Hotels & Resorts Worldwide, Inc.	5,640	71,628
Wyndham Worldwide Corp.	5,488	23,050
Wynn Resorts Ltd. (a)	1,790	35,746
		274,850
Machinery — Construction & Mining – 0.2%
Caterpillar, Inc.	18,304	511,780
Machinery — Diversified – 0.5%
Cummins, Inc.	6,156	156,670
Deere & Co.	12,886	423,563
Eaton Corp.	5,033	185,516
Flowserve Corp.	1,700	95,404
The Manitowoc Co., Inc.	3,900	12,753
Rockwell Automation, Inc.	4,268	93,213
		967,119
Manufacturing – 3.1%
3M Co.	21,072	1,047,700
Cooper Industries Ltd. Class A	5,028	130,024
Danaher Corp.	7,710	418,036
Dover Corp.	5,735	151,289
Eastman Kodak Co.	8,060	30,628
General Electric Co.	318,535	3,220,389
Honeywell International, Inc.	21,890	609,855
Illinois Tool Works, Inc.	11,638	359,032
Ingersoll-Rand Co. Ltd. Class A	9,685	133,653
ITT Corp.	5,474	210,585
Leggett & Platt, Inc.	4,850	63,002
Pall Corp.	3,692	75,428
Parker Hannifin Corp.	4,821	163,818
Textron, Inc.	7,264	41,695
		6,655,134
Media – 2.2%
CBS Corp. Class B	20,514	78,774
Comcast Corp. Class A	86,877	1,185,002
The DIRECTV Group, Inc. (a)	16,500	376,035
Gannett Co., Inc.	6,970	15,334
The McGraw-Hill Cos., Inc.	9,560	218,637
Meredith Corp.	1,144	19,036
New York Times Co. Class A	3,565	16,114
News Corp. Class A	69,400	459,428
Scripps Networks Interactive Class A	2,700	60,777
Time Warner Cable, Inc.	10,696	265,268
Time Warner, Inc.	35,936	693,565
Viacom, Inc. Class B (a)	18,514	321,774
The Walt Disney Co.	55,832	1,013,909
Washington Post Co. Class B	182	64,992
		4,788,645
Metal Fabricate & Hardware – 0.1%
Precision Castparts Corp.	4,200	251,580
Mining – 0.7%
Alcoa, Inc.	28,588	209,836
Freeport-McMoRan Copper & Gold, Inc.	12,633	481,444
Newmont Mining Corp.	15,112	676,413
Titanium Metals Corp.	2,800	15,316
Vulcan Materials Co.	3,310	146,600
		1,529,609
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	6,202	144,816
Xerox Corp.	26,414	120,184
		265,000
Oil & Gas – 11.1%
Anadarko Petroleum Corp.	13,844	538,393
Apache Corp.	10,000	640,900
Cabot Oil & Gas Corp.	3,000	70,710
Chesapeake Energy Corp.	17,459	297,851
Chevron Corp.	60,666	4,079,182
ConocoPhillips	44,790	1,753,977
Devon Energy Corp.	13,670	610,912
Diamond Offshore Drilling, Inc.	2,100	132,006
ENSCO International, Inc.	4,400	116,160
EOG Resources, Inc.	7,500	410,700
EQT Corp.	3,900	122,187
Exxon Mobil Corp.	149,536	10,183,402
Hess Corp.	8,517	461,621
Marathon Oil Corp.	21,180	556,822
Murphy Oil Corp.	5,800	259,666
Nabors Industries Ltd. (a)	8,630	86,214
Noble Energy, Inc.	5,200	280,176
Occidental Petroleum Corp.	24,708	1,375,000
Pioneer Natural Resources Co.	3,600	59,292
Questar Corp.	5,200	153,036
Range Resources Corp.	4,700	193,452
Rowan Cos., Inc.	3,521	42,146
Southwestern Energy Co. (a)	10,400	308,776
Sunoco, Inc.	3,586	94,957
Tesoro Corp.	4,300	57,921
Valero Energy Corp.	15,800	282,820
XTO Energy, Inc.	17,451	534,350
		23,702,629
Oil & Gas Services – 1.4%
Baker Hughes, Inc.	9,198	262,603
BJ Services Co.	9,100	90,545
Cameron International Corp. (a)	6,600	144,738
Halliburton Co.	26,613	411,703
National Oilwell Varco, Inc. (a)	12,500	358,875
Schlumberger Ltd.	36,178	1,469,550
Smith International, Inc.	6,572	141,167
		2,879,181
Packaging & Containers – 0.2%
Ball Corp.	2,920	126,728
Bemis Co., Inc.	3,066	64,294
Owens-IIlinois, Inc. (a)	5,000	72,200
Pactiv Corp. (a)	3,959	57,762
Sealed Air Corp.	4,882	67,371
		388,355
Pharmaceuticals – 7.5%
Abbott Laboratories	47,098	2,246,575
Allergan, Inc.	9,332	445,696
AmerisourceBergen Corp.	4,852	158,466
Bristol-Myers Squibb Co.	59,342	1,300,777
Cardinal Health, Inc.	10,869	342,156
Cephalon, Inc. (a)	2,000	136,200
DENTSPLY International, Inc.	4,500	120,825
Eli Lilly & Co.	30,295	1,012,156

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Express Scripts, Inc. (a)	7,466	$344,705
Forest Laboratories, Inc. (a)	9,280	203,789
Gilead Sciences, Inc. (a)	27,688	1,282,508
Hospira, Inc. (a)	4,839	149,332
King Pharmaceuticals, Inc. (a)	7,567	53,499
Medco Health Solutions, Inc. (a)	15,040	621,754
Merck & Co., Inc.	63,815	1,707,051
Mylan, Inc. (a)	8,624	115,648
Patterson Cos., Inc. (a)	2,700	50,922
Pfizer, Inc.	203,341	2,769,504
Schering-Plough Corp.	48,788	1,148,957
Watson Pharmaceuticals, Inc. (a)	3,070	95,508
Wyeth	40,356	1,736,922
		16,042,950
Pipelines – 0.3%
El Paso Corp.	21,146	132,162
Spectra Energy Corp.	18,586	262,806
The Williams Cos., Inc.	17,318	197,079
		592,047
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	5,600	22,568
Real Estate Investment Trusts (REITS) – 0.7%
Apartment Investment & Management Co. Class A	3,537	19,383
AvalonBay Communities, Inc.	2,472	116,332
Boston Properties, Inc.	3,600	126,108
Equity Residential	8,600	157,810
HCP, Inc.	7,281	129,966
Health Care, Inc.	3,100	94,829
Host Hotels & Resorts, Inc.	15,700	61,544
Kimco Realty Corp.	6,800	51,816
ProLogis	7,800	50,700
Public Storage	3,820	211,055
Simon Property Group, Inc.	7,598	263,195
Ventas, Inc.	4,300	97,223
Vornado Realty Trust	4,371	145,292
		1,525,253
Retail – 7.0%
Abercrombie & Fitch Co. Class A	2,700	64,260
AutoNation, Inc. (a)	3,268	45,360
AutoZone, Inc. (a)	1,154	187,663
Bed Bath & Beyond, Inc. (a)	7,950	196,762
Best Buy Co., Inc.	10,195	387,002
Big Lots, Inc. (a)	2,474	51,410
Coach, Inc. (a)	9,900	165,330
Costco Wholesale Corp.	13,442	622,633
CVS Caremark Corp.	43,683	1,200,846
Darden Restaurants, Inc.	4,192	143,618
Family Dollar Stores, Inc.	4,351	145,193
GameStop Corp. Class A (a)	5,000	140,100
The Gap, Inc.	13,545	175,950
The Home Depot, Inc.	51,715	1,218,405
J.C. Penney Co., Inc.	6,709	134,650
Kohl's Corp. (a)	9,123	386,085
Limited Brands, Inc.	8,630	75,081
Lowe's Cos., Inc.	44,064	804,168
Macy's, Inc.	12,700	113,030
McDonald's Corp.	33,677	1,837,754
Nordstrom, Inc.	4,870	81,572
O'Reilly Automotive, Inc. (a)	4,100	143,541
Office Depot, Inc. (a)	8,565	11,220
Polo Ralph Lauren Corp.	1,700	71,825
RadioShack Corp.	3,781	32,403
Sears Holdings Corp. (a)	1,708	78,073
Staples, Inc.	21,359	386,811
Starbucks Corp. (a)	21,898	243,287
Target Corp.	22,668	779,553
Tiffany & Co.	3,792	81,756
The TJX Cos., Inc.	12,676	325,013
Wal-Mart Stores, Inc.	67,434	3,513,311
Walgreen Co.	29,804	773,712
Yum! Brands, Inc.	13,896	381,862
		14,999,239
Savings & Loans – 0.2%
Hudson City Bancorp, Inc.	15,600	182,364
People's United Financial, Inc.	10,400	186,888
		369,252
Semiconductors – 2.5%
Advanced Micro Devices, Inc. (a)	18,360	55,998
Altera Corp.	8,820	154,791
Analog Devices, Inc.	8,770	168,998
Applied Materials, Inc.	40,206	432,215
Broadcom Corp. Class A (a)	12,847	256,683
Intel Corp.	167,887	2,526,699
KLA-Tencor Corp.	5,306	106,120
Linear Technology Corp.	6,730	154,655
LSI Corp. (a)	19,428	59,061
MEMC Electronic Materials, Inc. (a)	6,900	113,781
Microchip Technology, Inc.	5,600	118,664
Micron Technology, Inc. (a)	22,717	92,231
National Semiconductor Corp.	5,896	60,552
Novellus Systems, Inc. (a)	3,150	52,385
Nvidia Corp. (a)	16,200	159,732
QLogic Corp. (a)	3,800	42,256
Teradyne, Inc. (a)	5,460	23,915
Texas Instruments, Inc.	38,626	637,715
Xilinx, Inc.	8,511	163,071
		5,379,522
Software – 3.9%
Adobe Systems, Inc. (a)	16,012	342,497
Autodesk, Inc. (a)	6,780	113,972
BMC Software, Inc. (a)	5,565	183,645
CA, Inc.	11,829	208,309
Citrix Systems, Inc. (a)	5,592	126,603
Compuware Corp. (a)	8,078	53,234
Dun & Bradstreet Corp.	1,600	123,200
Electronic Arts, Inc. (a)	9,700	176,443
Fidelity National Information Services, Inc.	5,100	92,820
Fiserv, Inc. (a)	4,721	172,127
IMS Health, Inc.	5,724	71,378
Intuit, Inc. (a)	9,720	262,440
Microsoft Corp.	230,908	4,241,780
Novell, Inc. (a)	11,076	47,184
Oracle Corp. (a)	116,061	2,097,222
Salesforce.com, Inc. (a)	3,100	101,463
		8,414,317
Telecommunications – 6.9%
American Tower Corp. Class A (a)	11,900	362,117

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AT&T, Inc.	178,795	$4,505,634
CenturyTel, Inc.	3,031	85,232
Ciena Corp. (a)	2,748	21,379
Cisco Systems, Inc. (a)	176,673	2,962,806
Corning, Inc.	46,991	623,571
Embarq Corp.	4,327	163,777
Frontier Communications Corp.	9,501	68,217
Harris Corp.	3,800	109,972
JDS Uniphase Corp. (a)	7,098	23,068
Juniper Networks, Inc. (a)	16,000	240,960
Motorola, Inc.	68,609	290,216
Qualcomm, Inc.	50,260	1,955,617
Qwest Communications International, Inc.	44,158	151,020
Sprint Nextel Corp. (a)	88,159	314,728
Tellabs, Inc. (a)	12,312	56,389
Verizon Communications, Inc.	85,516	2,582,583
Windstream Corp.	13,431	108,254
		14,625,540
Textiles – 0.1%
Cintas Corp.	3,990	98,633
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	3,791	95,041
Mattel, Inc.	10,889	125,550
		220,591
Transportation – 2.0%
Burlington Northern Santa Fe Corp.	8,493	510,854
C.H. Robinson Worldwide, Inc.	5,100	232,611
CSX Corp.	11,930	308,391
Expeditors International of Washington, Inc.	6,500	183,885
FedEx Corp.	9,303	413,890
Norfolk Southern Corp.	11,189	377,629
Ryder System, Inc.	1,782	50,448
Union Pacific Corp.	15,334	630,381
United Parcel Service, Inc. Class B	30,000	1,476,600
		4,184,689
TOTAL COMMON STOCK (Cost $285,640,272)		209,562,228
TOTAL EQUITIES (Cost $285,640,272)		209,562,228
TOTAL LONG-TERM INVESTMENTS (Cost $285,640,272)		209,562,228
	Principal Amount
SHORT-TERM INVESTMENTS – 1.7%
Repurchase Agreement – 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$3,106,808	3,106,808
U.S. Treasury Bills – 0.3%
U.S. Treasury Bill (c) 0.001% 5/14/09	40,000	40,000
U.S. Treasury Bill (c) 0.002% 5/14/09	25,000	25,000
U.S. Treasury Bill (c) 0.010% 5/14/09	50,000	50,000
U.S. Treasury Bill (c) 0.027% 5/14/09	180,000	180,006
U.S. Treasury Bill (c) 0.100% 5/14/09	345,000	344,959
U.S. Treasury Bill (c) 1.434% 5/14/09	25,000	24,957
		664,922
TOTAL SHORT-TERM INVESTMENTS (Cost $3,771,730)		3,771,730
TOTAL INVESTMENTS – 99.8% (Cost $289,412,002) (d)		213,333,958
Other Assets/ (Liabilities) – 0.2%		321,362
NET ASSETS – 100.0%		$213,655,320

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $3,106,812. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $3,173,730.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth Equity Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.1%
COMMON STOCK – 99.1%
Advertising – 0.0%
Omnicom Group, Inc.	20	$468
Aerospace & Defense – 0.7%
Lockheed Martin Corp.	1,050	72,481
Apparel – 0.7%
Nike, Inc. Class B	1,570	73,617
Banks – 4.4%
The Bank of New York Mellon Corp.	2,900	81,925
Northern Trust Corp.	2,700	161,514
PNC Financial Services Group, Inc.	500	14,645
State Street Corp.	4,000	123,120
Wells Fargo & Co.	6,300	89,712
		470,916
Beverages – 1.5%
The Coca-Cola Co.	1,400	61,530
PepsiCo, Inc.	1,950	100,386
		161,916
Biotechnology – 2.8%
Amgen, Inc. (a)	2,120	104,982
Celgene Corp. (a)	4,200	186,480
Genzyme Corp. (a)	100	5,939
		297,401
Chemicals – 3.6%
Monsanto Co.	1,900	157,890
Potash Corp. of Saskatchewan, Inc.	750	60,607
Praxair, Inc.	2,430	163,515
		382,012
Commercial Services – 5.3%
Accenture Ltd. Class A	4,150	114,083
Apollo Group, Inc. Class A (a)	1,420	111,229
Automatic Data Processing, Inc.	550	19,338
Mastercard, Inc. Class A	590	98,813
McKesson Corp.	2,600	91,104
Visa, Inc. Class A	1,480	82,288
Western Union Co.	3,900	49,023
		565,878
Computers – 6.1%
Apple, Inc. (a)	4,620	485,654
Dell, Inc. (a)	50	474
EMC Corp. (a)	1,400	15,960
Hewlett-Packard Co.	1,100	35,266
Research In Motion Ltd. (a)	2,700	116,289
		653,643
Cosmetics & Personal Care – 0.0%
The Procter & Gamble Co.	100	4,709
Distribution & Wholesale – 0.2%
Fastenal Co.	500	16,078
Diversified Financial – 7.7%
American Express Co.	1,050	14,312
Ameriprise Financial, Inc.	700	14,343
BlackRock, Inc.	280	36,411
The Charles Schwab Corp.	5,300	82,150
CME Group, Inc.	165	40,654
Credit Suisse Group	14	424
Franklin Resources, Inc.	2,650	142,755
The Goldman Sachs Group, Inc.	1,850	196,137
IntercontinentalExchange, Inc. (a)	1,350	100,535
JP Morgan Chase & Co.	4,200	111,636
Morgan Stanley	3,750	85,388
		824,745
Electric – 0.4%
Entergy Corp.	20	1,362
NRG Energy, Inc. (a)	2,300	40,480
		41,842
Energy — Alternate Sources – 0.6%
First Solar, Inc. (a)	480	63,696
Engineering & Construction – 0.1%
Fluor Corp.	300	10,365
Health Care — Products – 5.5%
Alcon, Inc.	370	33,637
Baxter International, Inc.	2,900	148,538
Becton, Dickinson & Co.	900	60,516
C.R. Bard, Inc.	500	39,860
Intuitive Surgical, Inc. (a)	50	4,768
Medtronic, Inc.	3,150	92,831
St. Jude Medical, Inc. (a)	4,550	165,301
Stryker Corp.	1,130	38,465
		583,916
Health Care — Services – 0.6%
Humana, Inc. (a)	20	522
WellPoint, Inc. (a)	1,750	66,447
		66,969
Insurance – 0.5%
Aon Corp.	1,200	48,984
Internet – 11.5%
Amazon.com, Inc. (a)	6,950	510,408
eBay, Inc. (a)	100	1,256
Expedia, Inc. (a)	2,100	19,068
Google, Inc. Class A (a)	1,130	393,308
McAfee, Inc. (a)	3,650	122,275
Priceline.com, Inc. (a)	600	47,268
Tencent Holdings Ltd.	9,200	68,481
VeriSign, Inc. (a)	3,050	57,554
		1,219,618
Iron & Steel – 0.1%
Nucor Corp.	400	15,268
Lodging – 0.3%
Marriott International, Inc. Class A	1,700	27,812
Wynn Resorts Ltd. (a)	100	1,997
		29,809
Manufacturing – 2.9%
Danaher Corp.	5,780	313,392
Media – 1.8%
Discovery Communications, Inc., Series A (a)	2,825	45,257
Discovery Communications, Inc., Series C (a)	3,025	44,316
The McGraw-Hill Cos., Inc.	4,280	97,884
Time Warner Cable, Inc.	33	830
Time Warner, Inc.	133	2,573
		190,860
Mining – 0.1%
BHP Billiton Ltd.	14	311

The accompanying notes are an integral part of the financial statements.

MML Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Freeport-McMoRan Copper & Gold, Inc.	300	$11,433
		11,744
Oil & Gas – 3.0%
Chevron Corp.	320	21,517
EOG Resources, Inc.	1,150	62,974
Exxon Mobil Corp.	1,990	135,519
Petroleo Brasileiro SA Sponsored ADR (Brazil)	2,600	63,700
Southwestern Energy Co. (a)	300	8,907
Suncor Energy, Inc.	1,000	22,210
		314,827
Oil & Gas Services – 3.3%
FMC Technologies, Inc. (a)	1,400	43,918
Schlumberger Ltd.	4,300	174,666
Smith International, Inc.	6,100	131,028
		349,612
Pharmaceuticals – 10.6%
Allergan, Inc.	3,160	150,922
Cardinal Health, Inc.	200	6,296
Express Scripts, Inc. (a)	2,650	122,350
Gilead Sciences, Inc. (a)	7,450	345,084
Medco Health Solutions, Inc. (a)	5,200	214,968
Novo Nordisk A/S Class B	229	10,964
Roche Holding AG	141	19,336
Schering-Plough Corp.	1,350	31,793
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	2,000	90,100
Wyeth	3,050	131,272
		1,123,085
Retail – 8.3%
Bed Bath & Beyond, Inc. (a)	3,000	74,250
Best Buy Co., Inc.	700	26,572
Costco Wholesale Corp.	750	34,740
CVS Caremark Corp.	5,300	145,697
Kohl's Corp. (a)	3,200	135,424
McDonald's Corp.	2,450	133,696
Wal-Mart Stores, Inc.	4,420	230,282
Yum! Brands, Inc.	3,700	101,676
		882,337
Semiconductors – 3.3%
Altera Corp.	3,150	55,282
Broadcom Corp. Class A (a)	3,150	62,937
Marvell Technology Group Ltd. (a)	12,550	114,958
Xilinx, Inc.	6,200	118,792
		351,969
Software – 5.0%
Adobe Systems, Inc. (a)	1,050	22,460
Autodesk, Inc. (a)	1,400	23,534
BMC Software, Inc. (a)	700	23,100
Electronic Arts, Inc. (a)	3,250	59,117
Fiserv, Inc. (a)	2,470	90,056
Intuit, Inc. (a)	800	21,600
Microsoft Corp.	14,250	261,772
Oracle Corp. (a)	1,750	31,623
		533,262
Telecommunications – 7.0%
America Movil SAB de C.V. Sponsored ADR (Mexico)	200	5,416
American Tower Corp. Class A (a)	6,470	196,882
Cisco Systems, Inc. (a)	3,950	66,242
Corning, Inc.	1,700	22,559
Juniper Networks, Inc. (a)	9,150	137,799
MetroPCS Communications, Inc. (a)	3,900	66,612
Qualcomm, Inc.	6,500	252,915
		748,425
Toys, Games & Hobbies – 0.8%
Nintendo Co. Ltd.	300	87,850
Transportation – 0.4%
Expeditors International of Washington, Inc.	1,200	33,948
Union Pacific Corp.	300	12,333
		46,281
TOTAL COMMON STOCK (Cost $13,856,035)		10,557,975
TOTAL EQUITIES (Cost $13,856,035)		10,557,975
RIGHTS – 0.0%
Computers – 0.0%
Seagate Technology (b)	11,100	-
TOTAL RIGHTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $13,856,035)		10,557,975
	Principal Amount
SHORT-TERM INVESTMENTS – 3.7%
Repurchase Agreement – 3.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (c)	$389,100	389,100
TOTAL SHORT-TERM INVESTMENTS (Cost $389,100)		389,100
TOTAL INVESTMENTS – 102.8% (Cost $14,245,135) (d)		10,947,075
Other Assets/ (Liabilities) – (2.8)%		(298,193)
NET ASSETS – 100.0%		$10,648,882

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $389,101. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $399,840.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.6%
COMMON STOCK – 99.6%
Airlines – 0.2%
Ryanair Holdings PLC Sponsored ADR (Ireland) (a)	582	$13,450
Auto Manufacturers – 0.9%
Paccar, Inc.	2,035	52,422
Beverages – 0.3%
Hansen Natural Corp. (a)	456	16,416
Biotechnology – 8.7%
Amgen, Inc. (a)	2,439	120,779
Biogen Idec, Inc. (a)	1,609	84,344
Celgene Corp. (a)	2,274	100,966
Genzyme Corp. (a)	1,697	100,785
Illumina, Inc. (a)	603	22,456
Life Technologies Corp. (a)	878	28,517
Vertex Pharmaceuticals, Inc. (a)	904	25,972
		483,819
Chemicals – 0.4%
Sigma-Aldrich Corp.	589	22,258
Commercial Services – 3.3%
Apollo Group, Inc. Class A (a)	813	63,682
Automatic Data Processing, Inc.	1,791	62,972
Paychex, Inc.	1,713	43,973
Pharmaceutical Product Development, Inc.	574	13,615
		184,242
Computers – 16.1%
Apple, Inc. (a)	6,231	655,003
Cognizant Technology Solutions Corp. Class A (a)	1,421	29,543
Dell, Inc. (a)	3,589	34,024
Logitech International SA (a)	873	8,974
NetApp, Inc. (a)	1,728	25,644
Research In Motion Ltd. (a)	2,834	122,060
Seagate Technology	2,437	14,646
Sun Microsystems, Inc. (a)	1,639	11,997
		901,891
Distribution & Wholesale – 0.4%
Fastenal Co.	714	22,959
Electronics – 0.9%
Flextronics International Ltd. (a)	4,395	12,702
FLIR Systems, Inc. (a)	735	15,053
Garmin Ltd.	945	20,043
		47,798
Energy — Alternate Sources – 0.9%
First Solar, Inc. (a)	359	47,639
Engineering & Construction – 0.2%
Foster Wheeler AG (a)	668	11,670
Environmental Controls – 0.4%
Stericycle, Inc. (a)	451	21,526
Health Care — Products – 1.0%
Henry Schein, Inc. (a)	446	17,844
Hologic, Inc. (a)	1,349	17,658
Intuitive Surgical, Inc. (a)	196	18,691
		54,193
Internet – 11.4%
Akamai Technologies, Inc. (a)	817	15,850
Amazon.com, Inc. (a)	1,425	104,652
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	133	23,488
Check Point Software Technologies Ltd. (a)	1,060	23,542
eBay, Inc. (a)	4,771	59,924
Expedia, Inc. (a)	1,413	12,830
Google, Inc. Class A (a)	734	255,476
IAC/InterActiveCorp (a)	729	11,103
Liberty Media Holding Corp. Interactive Class A (a)	2,732	7,923
Symantec Corp. (a)	4,309	64,376
VeriSign, Inc. (a)	916	17,285
Yahoo!, Inc. (a)	3,386	43,374
		639,823
Iron & Steel – 0.2%
Steel Dynamics, Inc.	941	8,290
Lodging – 0.2%
Wynn Resorts Ltd. (a)	673	13,440
Machinery — Construction & Mining – 0.2%
Joy Global, Inc.	502	10,693
Media – 4.5%
Comcast Corp. Class A	7,219	98,467
The DIRECTV Group, Inc. (a)	3,725	84,893
DISH Network Corp. Class A (a)	1,078	11,977
Liberty Global, Inc. Class A (a)	731	10,643
News Corp. Class A	7,100	47,002
		252,982
Pharmaceuticals – 8.7%
Cephalon, Inc. (a)	334	22,745
DENTSPLY International, Inc.	716	19,225
Express Scripts, Inc. (a)	1,105	51,018
Gilead Sciences, Inc. (a)	4,508	208,811
Patterson Cos., Inc. (a)	584	11,014
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	3,595	161,955
Warner Chilcott Ltd. Class A (a)	1,233	12,971
		487,739
Retail – 5.1%
Bed Bath & Beyond, Inc. (a)	1,774	43,906
Costco Wholesale Corp.	1,138	52,712
O'Reilly Automotive, Inc. (a)	661	23,142
Ross Stores, Inc.	668	23,968
Sears Holdings Corp. (a)	648	29,620
Staples, Inc.	2,406	43,573
Starbucks Corp. (a)	5,102	56,683
Urban Outfitters, Inc. (a)	817	13,374
		286,978
Semiconductors – 8.1%
Altera Corp.	2,093	36,732
Applied Materials, Inc.	3,472	37,324

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Broadcom Corp. Class A (a)	1,951	$38,981
Intel Corp.	9,746	146,677
KLA-Tencor Corp.	1,030	20,600
Lam Research Corp. (a)	646	14,709
Linear Technology Corp.	1,487	34,171
Marvell Technology Group Ltd. (a)	2,918	26,729
Maxim Integrated Products, Inc.	1,541	20,357
Microchip Technology, Inc.	757	16,041
Nvidia Corp. (a)	2,661	26,238
Xilinx, Inc.	1,819	34,852
		453,411
Software – 14.5%
Activision Blizzard, Inc. (a)	5,859	61,285
Adobe Systems, Inc. (a)	2,599	55,593
Autodesk, Inc. (a)	1,180	19,836
CA, Inc.	2,491	43,867
Citrix Systems, Inc. (a)	1,080	24,451
Electronic Arts, Inc. (a)	1,638	29,795
Fiserv, Inc. (a)	988	36,022
Infosys Technologies Ltd. Sponsored ADR (India)	563	14,993
Intuit, Inc. (a)	2,018	54,486
Microsoft Corp.	15,347	281,924
Oracle Corp. (a)	10,560	190,819
		813,071
Telecommunications – 11.1%
Cisco Systems, Inc. (a)	10,499	176,069
Juniper Networks, Inc. (a)	1,737	26,159
Millicom International Cellular SA	527	19,520
NII Holdings, Inc. (a)	808	12,120
Qualcomm, Inc.	9,988	388,633
		622,501
Textiles – 0.4%
Cintas Corp.	919	22,718
Transportation – 1.5%
C.H. Robinson Worldwide, Inc.	838	38,221
Expeditors International of Washington, Inc.	1,042	29,478
J.B. Hunt Transport Services, Inc.	637	15,358
		83,057
TOTAL COMMON STOCK (Cost $6,787,907)		5,574,986
TOTAL EQUITIES (Cost $6,787,907)		5,574,986
TOTAL LONG-TERM INVESTMENTS (Cost $6,787,907)		5,574,986
	Principal Amount
SHORT-TERM INVESTMENTS – 0.8%
Repurchase Agreement – 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$23,629	23,629
U.S. Treasury Bills – 0.4%
U.S. Treasury Bill, 0.100%, due 5/14/09 (c)	19,998	19,998
		19,998
TOTAL SHORT-TERM INVESTMENTS (Cost $43,627)		43,627
TOTAL INVESTMENTS – 100.4% (Cost $6,831,534) (d)		5,618,613
Other Assets/ (Liabilities) – (0.4)%		(22,384)
NET ASSETS – 100.0%		$5,596,229

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $23,629. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $24,990.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 92.0%
COMMON STOCK – 92.0%
Aerospace & Defense – 2.0%
Aerovironment, Inc. (a)	73,100	$1,527,790
Cubic Corp.	17,600	445,808
Teledyne Technologies, Inc. (a)	43,780	1,168,050
		3,141,648
Airlines – 0.5%
Allegiant Travel Co. (a)	9,660	439,144
JetBlue Airways Corp. (a)	94,700	345,655
		784,799
Apparel – 0.3%
Deckers Outdoor Corp. (a)	4,130	219,055
Gildan Activewear, Inc. (a)	34,600	280,260
		499,315
Automotive & Parts – 0.2%
Tenneco, Inc. (a)	72,200	117,686
TRW Automotive Holdings Corp. (a)	71,300	229,586
		347,272
Banks – 1.0%
Signature Bank (a)	20,760	586,055
UMB Financial Corp.	14,000	594,860
Westamerica Bancorp	7,800	355,368
		1,536,283
Beverages – 0.2%
Pepsi Bottling Group, Inc. (The)	15,830	350,476
Biotechnology – 1.7%
Celera Corp. (a)	91,630	699,137
Cougar Biotechnology, Inc. (a)	15,750	507,150
Life Technologies Corp. (a)	11,800	383,264
Ligand Pharmaceuticals, Inc. Class B (a)	40,310	120,124
Myriad Genetics, Inc. (a)	4,740	215,528
Regeneron Pharmaceuticals, Inc. (a)	50,040	693,554
Sequenom, Inc. (a)	8,820	125,420
		2,744,177
Building Materials – 0.8%
Eagle Materials, Inc.	15,900	385,575
Lennox International, Inc.	32,260	853,600
		1,239,175
Chemicals – 0.5%
Ashland, Inc.	23,000	237,590
FMC Corp.	8,174	352,626
Terra Industries, Inc.	7,300	205,057
		795,273
Commercial Services – 9.4%
AerCap Holdings NV (a)	38,300	124,475
American Public Education, Inc. (a)	50,700	2,132,442
Bankrate, Inc. (a)	79,900	1,993,505
Bowne & Co., Inc.	57,279	183,866
Capella Education Co. (a)	31,500	1,669,500
Career Education Corp. (a)	13,700	328,252
Coinstar, Inc. (a)	6,200	203,112
Corinthian Colleges, Inc. (a)	30,940	601,783
CoStar Group, Inc. (a)	60,300	1,824,075
Heidrick & Struggles International, Inc.	5,700	101,118
Interactive Data Corp.	14,520	360,967
ITT Educational Services, Inc. (a)	2,710	329,048
Net 1 UEPS Technologies, Inc. (a)	11,380	173,090
PAREXEL International Corp. (a)	24,147	234,950
Riskmetrics Group, Inc. (a)	90,700	1,296,103
Robert Half International, Inc.	37,630	670,943
Service Corp. International	76,600	267,334
VistaPrint Ltd. (a)	78,950	2,170,336
Wright Express Corp. (a)	11,320	206,250
		14,871,149
Computers – 4.5%
Diebold, Inc.	18,100	386,435
Logitech International SA (a)	2,946	30,285
MICROS Systems, Inc. (a)	166,710	3,125,813
Riverbed Technology, Inc. (a)	175,300	2,292,924
Seagate Technology	97,760	587,538
SYKES Enterprises, Inc. (a)	18,380	305,659
Western Digital Corp. (a)	18,930	366,106
		7,094,760
Cosmetics & Personal Care – 2.0%
Alberto-Culver Co.	138,700	3,136,007
Distribution & Wholesale – 3.2%
Beacon Roofing Supply, Inc. (a)	17,100	228,969
Ingram Micro, Inc. Class A (a)	80,200	1,013,728
LKQ Corp. (a)	216,588	3,090,711
Owens & Minor, Inc.	11,900	394,247
Pool Corp.	15,370	205,958
WESCO International, Inc. (a)	8,360	151,483
		5,085,096
Diversified Financial – 2.5%
CIT Group, Inc.	187,400	534,090
Financial Federal Corp.	94,587	2,003,353
JMP Group, Inc.	83,600	402,116
The NASDAQ OMX Group, Inc. (a)	30,700	601,106
Waddell & Reed Financial, Inc. Class A	19,600	354,172
		3,894,837
Electric – 0.5%
ITC Holdings Corp.	12,800	558,336
Unisource Energy Corp.	10,700	301,633
		859,969
Electrical Components & Equipment – 0.6%
AMETEK, Inc.	10,420	325,833
SunPower Corp. Class B (a)	34,156	676,289
		1,002,122
Electronics – 0.4%
Itron, Inc. (a)	4,897	231,873
Jabil Circuit, Inc.	37,550	208,778

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Plexus Corp. (a)	14,900	$205,918
		646,569
Energy — Alternate Sources – 0.5%
Covanta Holding Corp. (a)	51,800	678,062
Energy Conversion Devices, Inc. (a)	11,900	157,913
		835,975
Engineering & Construction – 0.9%
Aecom Technology Corp. (a)	14,790	385,723
Chicago Bridge & Iron Co. NV	137,850	864,319
Sterling Construction Co., Inc. (a)	13,620	242,981
		1,493,023
Entertainment – 3.1%
Churchill Downs, Inc.	19,900	598,194
DreamWorks Animation SKG, Inc. Class A (a)	49,500	1,071,180
Scientific Games Corp. Class A (a)	172,100	2,084,131
Vail Resorts, Inc. (a)	56,300	1,150,209
		4,903,714
Environmental Controls – 0.7%
American Ecology Corp.	6,090	84,895
Waste Connections, Inc. (a)	41,150	1,057,555
		1,142,450
Foods – 0.5%
Ralcorp Holdings, Inc. (a)	7,000	377,160
Smithfield Foods, Inc. (a)	41,700	394,482
		771,642
Gas – 0.5%
UGI Corp.	33,600	793,296
Hand & Machine Tools – 0.2%
Snap-on, Inc.	14,710	369,221
Health Care — Products – 3.9%
ABIOMED, Inc. (a)	114,900	563,010
AngioDynamics, Inc. (a)	12,840	144,322
Beckman Coulter, Inc.	3,970	202,510
Intuitive Surgical, Inc. (a)	1,640	156,390
Inverness Medical Innovations, Inc. (a)	16,890	449,781
Nuvasive, Inc. (a)	53,200	1,669,416
Orthovita, Inc. (a)	117,252	314,235
SSL International PLC	65,849	421,436
Varian Medical Systems, Inc. (a)	6,800	206,992
Vnus Medical Technologies, Inc. (a)	17,200	365,844
Volcano Corp. (a)	103,290	1,502,870
Zoll Medical Corp. (a)	14,220	204,199
		6,201,005
Health Care — Services – 2.5%
Community Health Systems, Inc. (a)	56,910	873,000
Coventry Health Care, Inc. (a)	8,810	114,001
Health Management Associates, Inc. Class A (a)	209,300	539,994
Health Net, Inc. (a)	64,150	928,892
Healthsouth Corp. (a)	32,530	288,866
Healthways, Inc. (a)	108,100	948,037
ICON PLC Sponsored ADR (Ireland) (a)	16,914	273,161
		3,965,951
Holding Company — Diversified – 0.2%
Liberty Acquisition Holdings Corp. (a)	26,020	234,180
Home Furnishing – 1.5%
DTS, Inc. (a)	51,750	1,245,105
TiVo, Inc. (a)	155,200	1,092,608
		2,337,713
Household Products – 0.3%
Jarden Corp. (a)	32,880	416,590
Insurance – 2.0%
Allied World Assurance Holdings Ltd.	21,070	801,292
Arch Capital Group Ltd. (a)	5,840	314,542
First American Corp.	12,600	334,026
Lancashire Holdings Ltd. (a)	24,624	168,946
Navigators Group, Inc. (a)	12,900	608,622
Platinum Underwriters Holdings Ltd.	21,400	606,904
ProAssurance Corp. (a)	8,100	377,622
		3,211,954
Internet – 3.9%
Constant Contact, Inc. (a)	169,000	2,364,310
DealerTrack Holdings, Inc. (a)	44,150	578,365
Equinix, Inc. (a)	8,210	460,992
LoopNet, Inc. (a)	4,300	26,144
McAfee, Inc. (a)	9,910	331,985
S1 Corp. (a)	103,100	530,965
Sapient Corp. (a)	115,700	517,179
VeriSign, Inc. (a)	11,490	216,816
Vocus, Inc. (a)	81,100	1,077,819
		6,104,575
Leisure Time – 0.4%
Royal Caribbean Cruises Ltd.	51,600	413,316
WMS Industries, Inc. (a)	8,330	174,180
		587,496
Lodging – 0.7%
Gaylord Entertainment Co. (a)	126,800	1,056,244
Wynn Resorts Ltd. (a)	6,010	120,020
		1,176,264
Machinery — Construction & Mining – 0.5%
Bucyrus International, Inc. Class A	47,500	721,050
Machinery — Diversified – 0.5%
Wabtec Corp.	28,400	749,192
Manufacturing – 1.0%
Hansen Transmissions International NV (a)	105,884	149,597
Hexcel Corp. (a)	59,300	389,601
Pall Corp.	17,300	353,439
Pentair, Inc.	11,250	243,788
Teleflex, Inc.	10,000	390,900
		1,527,325
Media – 2.5%
FactSet Research Systems, Inc.	78,492	3,923,815
Gannett Co., Inc.	46,600	102,520
		4,026,335
Oil & Gas – 3.5%
Arena Resources, Inc. (a)	13,770	350,860
Atwood Oceanics, Inc. (a)	41,970	696,282

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bill Barrett Corp. (a)	96,950	$2,156,168
Cabot Oil & Gas Corp.	12,250	288,733
Comstock Resources, Inc. (a)	13,600	405,280
Helmerich & Payne, Inc.	10,900	248,193
Lundin Petroleum AB (a)	89,017	477,591
St. Mary Land & Exploration Co.	22,870	302,570
Whiting Petroleum Corp. (a)	22,390	578,781
		5,504,458
Oil & Gas Services – 0.3%
Complete Production Services, Inc. (a)	50,500	155,540
TETRA Technologies, Inc. (a)	53,000	172,250
Wellstream Holdings PLC	23,189	142,808
		470,598
Pharmaceuticals – 1.7%
Alkermes, Inc. (a)	61,200	742,356
Amylin Pharmaceuticals, Inc. (a)	43,820	514,885
Auxilium Pharmaceuticals, Inc. (a)	12,570	348,441
Cubist Pharmaceuticals, Inc. (a)	11,370	186,013
The Medicines Co. (a)	23,880	258,859
Omnicare, Inc.	6,450	157,961
Onyx Pharmaceuticals, Inc. (a)	7,380	210,699
OSI Pharmaceuticals, Inc. (a)	6,640	254,046
		2,673,260
Real Estate Investment Trusts (REITS) – 1.6%
AMB Property Corp.	34,440	495,936
American Campus Communities, Inc.	14,900	258,664
Camden Property Trust	5,100	110,058
MFA Financial, Inc.	88,700	521,556
Redwood Trust, Inc.	40,200	617,070
Regency Centers Corp.	19,700	523,429
		2,526,713
Retail – 5.3%
Abercrombie & Fitch Co. Class A	20,520	488,376
Advance Auto Parts, Inc.	11,270	462,971
Aeropostale, Inc. (a)	13,910	369,450
BJ's Wholesale Club, Inc. (a)	16,730	535,193
Burger King Holdings, Inc.	17,060	391,527
Denny's Corp. (a)	300,800	502,336
Dick's Sporting Goods, Inc. (a)	14,170	202,206
DSW, Inc. Class A (a)	12,000	111,480
FGX International Holdings Ltd. (a)	11,930	138,627
Foot Locker, Inc.	30,500	319,640
Nu Skin Enterprises, Inc. Class A	59,300	622,057
O'Reilly Automotive, Inc. (a)	86,390	3,024,514
OfficeMax, Inc.	48,600	151,632
Papa John's International, Inc. (a)	22,800	521,436
Penske Auto Group, Inc.	46,000	429,180
Urban Outfitters, Inc. (a)	11,650	190,710
		8,461,335
Semiconductors – 1.5%
Brooks Automation, Inc. (a)	42,300	195,003
ON Semiconductor Corp. (a)	351,900	1,372,410
Semtech Corp. (a)	36,300	484,605
Verigy Ltd. (a)	29,300	241,725
		2,293,743
Software – 14.7%
Allscripts Heathcare Solutions, Inc.	190,000	1,955,100
Athenahealth, Inc. (a)	122,300	2,948,653
Autonomy Corp. PLC (a)	14,600	272,574
Blackbaud, Inc.	195,250	2,266,852
Blackboard, Inc. (a)	124,700	3,957,978
Cerner Corp. (a)	4,110	180,717
Commvault Systems, Inc. (a)	180,700	1,982,279
Concur Technologies, Inc. (a)	68,600	1,316,434
Eclipsys Corp. (a)	37,390	379,135
EPIQ Systems, Inc. (a)	73,359	1,322,663
Informatica Corp. (a)	31,600	419,016
Omnicell, Inc. (a)	121,200	947,784
Omniture, Inc. (a)	198,080	2,612,675
Red Hat, Inc. (a)	96,730	1,725,663
RightNow Technologies, Inc. (a)	49,250	372,822
Solera Holdings, Inc. (a)	22,120	548,134
		23,208,479
Telecommunications – 1.7%
Atheros Communications, Inc. (a)	67,250	985,885
MetroPCS Communications, Inc. (a)	30,640	523,331
NICE Systems Ltd. ADR (Israel) (a)	17,740	441,016
Polycom, Inc. (a)	45,110	694,243
		2,644,475
Toys, Games & Hobbies – 0.2%
Marvel Entertainment, Inc. (a)	13,750	365,062
Transportation – 4.6%
Con-way, Inc.	31,000	555,830
Heartland Express, Inc.	13,430	198,898
Hub Group, Inc. Class A (a)	17,904	304,368
J.B. Hunt Transport Services, Inc.	149,680	3,608,785
Kansas City Southern (a)	121,725	1,547,125
Knight Transportation, Inc.	70,700	1,071,812
		7,286,818
Water – 0.3%
Companhia de Saneamento de Minas Gerais	64,700	545,830
TOTAL COMMON STOCK (Cost $195,888,632)		145,578,649
TOTAL EQUITIES (Cost $195,888,632)		145,578,649
WARRANTS – 0.0%
Food – 0.0%
Krispy Kreme Doughnuts, Inc., Expires 3/02/12, Strike 12.21 (a)	625	6
TOTAL WARRANTS (Cost $0)		6

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUND – 0.8%
Diversified Financial – 0.8%
iShares Russell 2000 Index Fund	32,600	$1,367,244
TOTAL MUTUAL FUND (Cost $1,562,831)		1,367,244
TOTAL LONG-TERM INVESTMENTS (Cost $197,451,463)		146,945,899
	Principal Amount
SHORT-TERM INVESTMENTS – 5.0%
Repurchase Agreement – 5.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$7,867,205	7,867,205
TOTAL SHORT-TERM INVESTMENTS (Cost $7,867,205)		7,867,205
TOTAL INVESTMENTS – 97.8% (Cost $205,318,668) (c)		154,813,104
Other Assets/ (Liabilities) – 2.2%		3,453,611
NET ASSETS – 100.0%		$158,266,715

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $7,867,216. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $8,032,764.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.1%
COMMON STOCK – 98.1%
Airlines – 1.2%
Allegiant Travel Co. (a)	2,300	$104,558
Beverages – 1.0%
Green Mountain Coffee Roasters, Inc. (a)	1,800	86,400
Biotechnology – 8.2%
Alexion Pharmaceuticals, Inc. (a)	4,100	154,406
Bio-Rad Laboratories, Inc. Class A (a)	769	50,677
Illumina, Inc. (a)	4,869	181,322
Myriad Genetics, Inc. (a)	7,200	327,384
		713,789
Commercial Services – 16.5%
Alliance Data Systems Corp. (a)	2,053	75,858
American Public Education, Inc. (a)	3,068	129,040
Career Education Corp. (a)	7,300	174,908
Corinthian Colleges, Inc. (a)	16,080	312,756
HMS Holdings Corp. (a)	2,600	85,540
ITT Educational Services, Inc. (a)	2,700	327,834
K12, Inc. (a)	2,787	38,739
Kendle International, Inc. (a)	2,702	56,634
Kenexa Corp. (a)	3,146	16,957
Lincoln Educational Services Corp. (a)	2,600	47,632
PAREXEL International Corp. (a)	7,571	73,666
VistaPrint Ltd. (a)	3,600	98,964
		1,438,528
Computers – 2.1%
iGate Corp.	6,598	21,378
IHS, Inc. Class A (a)	2,329	95,908
MICROS Systems, Inc. (a)	3,414	64,012
		181,298
Distribution & Wholesale – 0.3%
WESCO International, Inc. (a)	1,615	29,264
Diversified Financial – 1.5%
Ocwen Financial Corp. (a)	6,000	68,580
Portfolio Recovery Associates, Inc. (a)	2,432	65,275
		133,855
Electrical Components & Equipment – 2.5%
A-Power Energy Generation Systems Ltd. (a)	5,065	21,982
American Superconductor Corp. (a)	3,731	64,584
Greatbatch, Inc. (a)	2,664	51,548
Powell Industries, Inc. (a)	2,158	76,199
		214,313
Electronics – 1.3%
American Science & Engineering, Inc.	1,600	89,280
Daktronics, Inc.	3,334	21,838
		111,118
Energy — Alternate Sources – 0.5%
FuelCell Energy, Inc. (a)	9,904	23,769
Headwaters, Inc. (a)	7,271	22,831
		46,600
Engineering & Construction – 1.7%
Layne Christensen Co. (a)	2,299	36,945
URS Corp. (a)	2,770	111,936
		148,881
Entertainment – 1.6%
Macrovision Solutions Corp. (a)	8,000	142,320
Environmental Controls – 0.2%
Darling International, Inc. (a)	4,005	14,858
Foods – 4.5%
American Italian Pasta Co. Class A (a)	6,800	236,708
Corn Products International, Inc.	3,049	64,639
Lancaster Colony Corp.	2,200	91,256
		392,603
Health Care — Products – 7.5%
Bruker Corp. (a)	5,871	36,165
Cyberonics, Inc. (a)	3,682	48,860
ICU Medical, Inc. (a)	2,500	80,300
Luminex Corp. (a)	3,562	64,544
Nuvasive, Inc. (a)	1,811	56,829
Thoratec Corp. (a)	8,228	211,377
Volcano Corp. (a)	7,045	102,505
Wright Medical Group, Inc. (a)	4,280	55,769
		656,349
Health Care — Services – 1.5%
Genoptix, Inc. (a)	4,900	133,672
Household Products – 2.3%
Helen of Troy Ltd. (a)	3,549	48,799
The Scotts Miracle-Gro Co. Class A	4,300	149,210
		198,009
Insurance – 7.0%
Argo Group International Holdings Ltd. (a)	1,556	46,882
Fidelity National Financial, Inc. Class A	10,500	204,855
Life Partners Holdings, Inc.	8,600	146,716
Validus Holdings Ltd.	8,750	207,200
		605,653
Internet – 9.4%
Asiainfo Holdings, Inc. (a)	12,148	204,694
Avocent Corp. (a)	2,236	27,145
CyberSources Corp. (a)	6,106	90,430
Netflix, Inc. (a)	2,100	90,132
NIC, Inc.	13,185	68,562
Shanda Interactive Entertainment Ltd. Sponsored ADR (Cayman Islands) (a)	5,523	218,324
TeleCommunication Systems, Inc. Class A (a)	12,900	118,293
		817,580

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery — Construction & Mining – 0.3%
Bucyrus International, Inc. Class A	2,027	$30,770
Machinery — Diversified – 1.6%
Roper Industries, Inc.	1,455	61,765
Wabtec Corp.	2,833	74,734
		136,499
Manufacturing – 0.6%
American Railcar Industries, Inc.	1,799	13,726
Ameron International Corp.	788	41,496
		55,222
Media – 0.3%
Central European Media Enterprises Ltd. (a)	2,259	25,888
Metal Fabricate & Hardware – 1.6%
Circor International, Inc.	1,797	40,468
Kaydon Corp.	3,596	98,279
		138,747
Mining – 1.2%
IAMGOLD Corp.	11,800	100,890
Office Furnishings – 0.4%
Herman Miller, Inc.	3,338	35,583
Oil & Gas – 1.7%
GMX Resources, Inc. (a)	948	6,162
Tesoro Corp.	4,400	59,268
Western Refining, Inc.	6,700	79,998
		145,428
Pharmaceuticals – 4.1%
Mylan, Inc. (a)	12,628	169,341
Neogen Corp. (a)	1,995	43,551
Omnicare, Inc.	5,800	142,042
		354,934
Retail – 3.2%
99 Cents Only Stores (a)	3,619	33,440
Family Dollar Stores, Inc.	2,200	73,414
The Finish Line, Inc. Class A	9,452	62,572
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,484	29,684
The Wet Seal, Inc. Class A (a)	23,716	79,686
		278,796
Semiconductors – 0.3%
Advanced Analogic Technologies, Inc. (a)	7,436	26,770
Software – 7.7%
Blackboard, Inc. (a)	3,963	125,786
Concur Technologies, Inc. (a)	2,211	42,429
EPIQ Systems, Inc. (a)	3,427	61,789
Informatica Corp. (a)	6,260	83,007
Longtop Financial Technologies Ltd. Sponsored ADR (Cayman Islands) (a)	2,300	48,829
Pegasystems, Inc.	1,000	18,570
SkillSoft PLC Sponsored ADR (Ireland) (a)	15,885	106,271
Sybase, Inc. (a)	3,100	93,899
The Ultimate Software Group, Inc. (a)	3,101	53,523
Wind River Systems, Inc. (a)	5,126	32,806
		666,909
Telecommunications – 4.3%
Neutral Tandem, Inc. (a)	6,474	159,325
NICE Systems Ltd. ADR (Israel) (a)	4,153	103,244
Starent Networks Corp. (a)	6,900	109,089
		371,658
TOTAL COMMON STOCK (Cost $10,126,546)		8,537,742
TOTAL EQUITIES (Cost $10,126,546)		8,537,742
WARRANTS – 0.0%
Internet – 0.0%
Lantronix, Inc., Expires 02/09/11, Strike 4.68 (b)	99	-
TOTAL WARRANTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $10,126,546)		8,537,742
	Principal Amount
SHORT-TERM INVESTMENTS – 2.1%
Repurchase Agreement – 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (c)	$181,902	181,902
TOTAL SHORT-TERM INVESTMENTS (Cost $181,902)		181,902
TOTAL INVESTMENTS – 100.2% (Cost $10,308,448) (d)		8,719,644
Other Assets/ (Liabilities) – (0.2)%		(14,562)
NET ASSETS – 100.0%		$8,705,082

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $181,902. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $194,922.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 53.4%
COMMON STOCK – 53.3%
Advertising – 0.7%
Omnicom Group, Inc.	37,800	$884,520
Aerospace & Defense – 0.2%
United Technologies Corp.	4,900	210,602
Agriculture – 2.0%
Altria Group, Inc.	55,800	893,916
Philip Morris International, Inc.	43,300	1,540,614
		2,434,530
Airlines – 0.2%
Southwest Airlines Co.	34,800	220,284
Auto Manufacturers – 0.4%
Honda Motor Co. Ltd. Sponsored ADR (Japan)	21,000	497,700
Automotive & Parts – 0.4%
BorgWarner, Inc.	20,900	424,270
Johnson Controls, Inc.	7,000	84,000
		508,270
Beverages – 1.9%
The Coca-Cola Co.	7,500	329,625
PepsiCo, Inc.	38,800	1,997,424
		2,327,049
Biotechnology – 2.2%
Biogen Idec, Inc. (a)	18,200	954,044
Celgene Corp. (a)	39,400	1,749,360
		2,703,404
Chemicals – 1.2%
Air Products & Chemicals, Inc.	5,800	326,250
Monsanto Co.	6,800	565,080
Potash Corp. of Saskatchewan, Inc.	6,900	557,589
		1,448,919
Commercial Services – 1.6%
Apollo Group, Inc. Class A (a)	8,100	634,473
Iron Mountain, Inc. (a)	13,900	308,163
Monster Worldwide, Inc. (a)	23,700	193,155
Paychex, Inc.	21,400	549,338
Visa, Inc. Class A	5,300	294,680
		1,979,809
Computers – 1.7%
Apple, Inc. (a)	6,300	662,256
Brocade Communications Systems, Inc. (a)	127,800	440,910
Hewlett-Packard Co.	9,600	307,776
International Business Machines Corp.	3,800	368,182
NetApp, Inc. (a)	18,700	277,508
		2,056,632
Diversified Financial – 2.5%
The Goldman Sachs Group, Inc.	19,500	2,067,390
JP Morgan Chase & Co.	31,300	831,954
T. Rowe Price Group, Inc.	6,300	181,818
		3,081,162
Electrical Components & Equipment – 0.2%
Emerson Electric Co.	10,400	297,232
Electronics – 0.3%
Agilent Technologies, Inc. (a)	21,400	328,918
Energy — Alternate Sources – 0.4%
First Solar, Inc. (a)	3,600	477,720
Engineering & Construction – 0.9%
Fluor Corp.	30,100	1,039,955
Jacobs Engineering Group, Inc. (a)	3,000	115,980
		1,155,935
Foods – 1.8%
General Mills, Inc.	3,900	194,532
Kraft Foods, Inc. Class A	33,744	752,154
Sara Lee Corp.	133,600	1,079,488
Unilever NV NY Shares	7,200	141,120
		2,167,294
Health Care — Products – 2.1%
Baxter International, Inc.	38,300	1,961,726
Medtronic, Inc.	22,100	651,287
		2,613,013
Health Care — Services – 1.3%
DaVita, Inc. (a)	28,900	1,270,155
UnitedHealth Group, Inc.	14,700	307,671
		1,577,826
Insurance – 1.4%
Berkshire Hathaway, Inc. Class A (a)	6	520,200
The Progressive Corp. (a)	56,500	759,360
RenaissanceRe Holdings Ltd.	8,500	420,240
		1,699,800
Internet – 2.3%
Google, Inc. Class A (a)	6,400	2,227,584
Yahoo!, Inc. (a)	49,900	639,219
		2,866,803
Iron & Steel – 0.9%
Allegheny Technologies, Inc.	22,900	502,197
Cliffs Natural Resources, Inc.	9,000	163,440
Nucor Corp.	10,100	385,517
		1,051,154
Leisure Time – 0.3%
Carnival Corp.	19,600	423,360
Manufacturing – 1.1%
Danaher Corp.	2,600	140,972
General Electric Co.	86,200	871,482
Illinois Tool Works, Inc.	13,100	404,135
		1,416,589
Media – 1.4%
CBS Corp. Class B	24,400	93,696
Comcast Corp. Class A	11,150	152,086
Time Warner Cable, Inc.	5,500	136,400
Viacom, Inc. Class B (a)	24,800	431,024
The Walt Disney Co.	51,600	937,056
		1,750,262
Mining – 1.2%
Barrick Gold Corp.	29,900	969,358
Freeport-McMoRan Copper & Gold, Inc.	4,000	152,440
Vulcan Materials Co.	8,200	363,178
		1,484,976
Oil & Gas – 3.4%
Anadarko Petroleum Corp.	8,400	326,676
Chevron Corp.	15,900	1,069,116
Devon Energy Corp.	1,900	84,911
Diamond Offshore Drilling, Inc.	3,900	245,154

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
EOG Resources, Inc.	3,700	$202,612
Exxon Mobil Corp.	5,200	354,120
Marathon Oil Corp.	11,600	304,964
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	33,000	1,461,900
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	4,600	200,606
		4,250,059
Oil & Gas Services – 0.9%
Baker Hughes, Inc.	12,900	368,295
Schlumberger Ltd.	19,200	779,904
		1,148,199
Pharmaceuticals – 4.7%
Abbott Laboratories	30,200	1,440,540
Allergan, Inc.	36,900	1,762,344
AstraZeneca PLC Sponsored ADR (United Kingdom)	4,300	152,435
Cardinal Health, Inc.	15,000	472,200
Forest Laboratories, Inc. (a)	6,200	136,152
Gilead Sciences, Inc. (a)	8,200	379,824
Roche Holding AG Sponsored ADR (Switzerland)	3,300	113,520
Sanofi-Aventis ADR (France)	5,400	150,822
Shire PLC Sponsored ADR (United Kingdom)	19,500	700,830
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	9,700	436,985
		5,745,652
Retail – 3.9%
Best Buy Co., Inc.	6,300	239,148
The Home Depot, Inc.	17,400	409,944
Lowe's Cos., Inc.	17,600	321,200
Nordstrom, Inc.	9,900	165,825
Target Corp.	62,700	2,156,253
Urban Outfitters, Inc. (a)	8,400	137,508
Wal-Mart Stores, Inc.	27,500	1,432,750
		4,862,628
Savings & Loans – 0.8%
Hudson City Bancorp, Inc.	85,900	1,004,171
Semiconductors – 1.0%
Broadcom Corp. Class A (a)	29,800	595,404
Lam Research Corp. (a)	5,000	113,850
Maxim Integrated Products, Inc.	26,700	352,707
Microchip Technology, Inc.	8,000	169,520
		1,231,481
Software – 1.5%
Adobe Systems, Inc. (a)	18,300	391,437
Cerner Corp. (a)	23,800	1,046,486
Microsoft Corp.	14,100	259,017
Oracle Corp. (a)	9,100	164,437
		1,861,377
Telecommunications – 4.1%
American Tower Corp. Class A (a)	38,500	1,171,555
AT&T, Inc.	42,800	1,078,560
Cisco Systems, Inc. (a)	88,000	1,475,760
Polycom, Inc. (a)	10,100	155,439
Qualcomm, Inc.	28,700	1,116,717
		4,998,031
Toys, Games & Hobbies – 0.3%
Nintendo Co. Ltd. Sponsored ADR (Japan)	11,700	427,050
Transportation – 1.8%
FedEx Corp.	2,600	115,674
Union Pacific Corp.	6,300	258,993
United Parcel Service, Inc. Class B	37,300	1,835,906
		2,210,573
Water – 0.3%
American Water Works Co., Inc.	19,900	382,876
TOTAL COMMON STOCK (Cost $85,996,332)		65,785,860
PREFERRED STOCK – 0.1%
Schering Plough Corp.	900	189,900
TOTAL PREFERRED STOCK (Cost $225,000)		189,900
TOTAL EQUITIES (Cost $86,221,332)		65,975,760
	Principal Amount
BONDS & NOTES – 42.6%
CORPORATE DEBT – 14.0%
Aerospace & Defense – 0.2%
Lockheed Martin Corp. 7.650% 5/01/16	$60,000	69,525
Northrop Grumman Systems Corp. 7.125% 2/15/11	60,000	64,022
Raytheon Co. 6.400% 12/15/18	60,000	65,473
		199,020
Agriculture – 0.2%
Altria Group, Inc. 8.500% 11/10/13	110,000	119,301
Altria Group, Inc. 9.700% 11/10/18	120,000	130,620
Altria Group, Inc. 9.950% 11/10/38	20,000	19,958
		269,879
Auto Manufacturers – 0.1%
Daimler Finance NA LLC 7.300% 1/15/12	70,000	67,094
Banks – 1.6%
Bank of America NA 5.300% 3/15/17	585,000	429,871
Barclays Bank PLC 5.450% 9/12/12	100,000	101,244
Capital One Financial Corp. 6.250% 11/15/13	230,000	206,949
CoBank ACB FRN (Acquired 6/06/07, Cost $250,000) (b) (c) 1.920% 6/15/22	295,000	207,057
Depfa ACS Bank (b) 5.125% 3/16/37	135,000	70,686
HBOS PLC (b) 6.750% 5/21/18	100,000	77,140
JP Morgan Chase Bank NA 6.000% 10/01/17	250,000	234,344
Northern Trust Corp. 5.500% 8/15/13	90,000	94,194
Societe Generale (b) 5.750% 4/20/16	100,000	85,703
Unicredit Luxembourg Finance VRN (b) 5.584% 1/13/17	200,000	126,000

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
US AgBank FCB VRN (Acquired 5/10/07, Cost $346,511) (b) (c) 6.110% 12/31/49	$345,000	$226,317
Wells Fargo & Co. 5.625% 12/11/17	150,000	136,862
Zions Bancorporation 5.500% 11/16/15	75,000	48,804
		2,045,171
Beverages – 0.2%
Diageo Capital PLC 5.750% 10/23/17	110,000	112,134
PepsiCo, Inc. 7.900% 11/01/18	70,000	86,006
		198,140
Biotechnology – 0.0%
Biogen Idec, Inc. 6.000% 3/01/13	35,000	35,468
Chemicals – 0.1%
Nalco Co. 8.875% 11/15/13	100,000	96,000
Commercial Services – 0.1%
US Investigations Services, Inc. (Acquired 11/20/08, Cost $74,054) (b) (c) 10.500% 11/01/15	100,000	76,250
Computers – 0.1%
Hewlett-Packard Co. 5.500% 3/01/18	75,000	76,907
Cosmetics & Personal Care – 0.1%
The Procter & Gamble Co. 4.600% 1/15/14	70,000	74,081
The Procter & Gamble Co. 4.700% 2/15/19	90,000	90,781
		164,862
Diversified Financial – 5.5%
American Express Co. 8.150% 3/19/38	50,000	45,411
The Bear Stearns Cos., Inc. 7.250% 2/01/18	130,000	134,253
The Charles Schwab Corp. 6.375% 9/01/17	40,000	36,803
CIT Group, Inc. 7.625% 11/30/12	50,000	36,801
Federal Home Loan Mortgage Corp. 1.500% 1/07/11	610,000	612,637
Federal Home Loan Mortgage Corp. 6.625% 9/15/09	1,990,000	2,044,496
Federal National Mortgage Association 2.750% 3/13/14	2,800,000	2,824,529
Ford Motor Credit Co. LLC 8.625% 11/01/10	150,000	119,475
General Electric Capital Corp. 1.625% 1/07/11	400,000	402,269
General Electric Capital Corp. 5.875% 1/14/38	210,000	150,000
The Goldman Sachs Group, Inc. 7.500% 2/15/19	205,000	204,552
National Rural Utilities Cooperative Finance Corp. 5.450% 2/01/18	100,000	96,697
National Rural Utilities Cooperative Finance Corp. 5.500% 7/01/13	50,000	50,413
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	40,000	46,308
		6,804,644
Electric – 1.2%
Abu Dhabi National Energy Co. (b) 6.600% 8/01/13	125,000	126,255
The AES Corp. 7.750% 10/15/15	100,000	87,250
Alabama Power Co. 5.800% 11/15/13	90,000	96,653
Appalachian Power Co. 5.550% 4/01/11	75,000	74,989
The Cleveland Electric Illuminating Co. 8.875% 11/15/18	110,000	121,920
Consumers Energy Co. 5.650% 9/15/18	35,000	33,671
Consumers Energy Co. 6.125% 3/15/19	35,000	34,714
Consumers Energy Co. Series M 5.500% 8/15/16	65,000	62,760
EDF SA (b) 6.500% 1/26/19	90,000	92,713
Edison Mission Energy 7.750% 6/15/16	100,000	76,000
EON International Finance BV (b) 5.800% 4/30/18	70,000	68,855
Florida Power Corp. 5.650% 6/15/18	130,000	135,517
Jersey Central Power & Light Co. 6.150% 6/01/37	45,000	36,708
Jersey Central Power & Light Co. 7.350% 2/01/19	50,000	51,093
Ohio Edison Co. 6.400% 7/15/16	25,000	23,829
Oncor Electric Delivery Co. (b) 6.800% 9/01/18	60,000	58,831
Pacific Gas & Electric Co. 4.200% 3/01/11	50,000	50,772
Pacific Gas & Electric Co. 8.250% 10/15/18	110,000	129,644
Pacificorp 6.000% 1/15/39	30,000	29,628
Public Service Co. of Colorado 5.800% 8/01/18	70,000	73,670
Texas Competitive Electric Holdings Co. LLC 10.250% 11/01/15	100,000	50,000
		1,515,472
Electronics – 0.1%
Koninklijke Philips Electronics NV 5.750% 3/11/18	75,000	73,734
Foods – 0.2%
Delhaize Group 6.500% 6/15/17	25,000	24,166
Kraft Foods, Inc. 6.125% 8/23/18	100,000	100,240
The Kroger Co. 7.500% 1/15/14	30,000	33,287

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Smithfield Foods, Inc. 8.000% 10/15/09	$100,000	$99,500
		257,193
Health Care — Services – 0.2%
HCA, Inc. 9.250% 11/15/16	100,000	91,000
Tenet Healthcare Corp. 9.875% 7/01/14	150,000	117,000
WellPoint, Inc. 7.000% 2/15/19	70,000	70,038
		278,038
Insurance – 0.4%
Berkshire Hathaway Finance Corp. 4.600% 5/15/13	120,000	121,658
CNA Financial Corp. 7.250% 11/15/23	75,000	44,915
Liberty Mutual Group, Inc. (b) 7.500% 8/15/36	195,000	109,546
Monumental Global Funding III FRN (b) 1.294% 1/15/14	170,000	135,422
Nationwide Financial Services 6.750% 5/15/67	75,000	31,576
		443,117
Machinery — Construction & Mining – 0.0%
Atlas Copco AB (b) 5.600% 5/22/17	50,000	45,173
Media – 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (b) (d) 8.375% 4/30/14	100,000	88,000
Comcast Cable Communications LLC 7.125% 6/15/13	120,000	124,896
Comcast Corp. 6.300% 11/15/17	100,000	97,302
Comcast Corp. 6.950% 8/15/37	50,000	46,561
COX Communications, Inc. 7.750% 11/01/10	50,000	50,910
News America, Inc. 6.400% 12/15/35	90,000	66,676
News America, Inc. 6.650% 11/15/37	50,000	37,467
Nielsen Finance LLC/Nielsen Finance Co. 10.000% 8/01/14	200,000	172,000
Thomson Reuters Corp. 5.950% 7/15/13	50,000	48,838
Time Warner Cable, Inc. 6.750% 7/01/18	45,000	42,242
Time Warner, Inc. 5.875% 11/15/16	70,000	66,249
Time Warner, Inc. 6.500% 11/15/36	25,000	20,563
Time Warner, Inc. 7.625% 4/15/31	60,000	53,612
		915,316
Oil & Gas – 0.1%
ConocoPhillips 5.750% 2/01/19	150,000	150,994
Pharmaceuticals – 0.3%
Abbott Laboratories 5.875% 5/15/16	30,000	32,174
AstraZeneca PLC 5.400% 9/15/12	50,000	53,265
Cardinal Health, Inc. 5.800% 10/15/16	100,000	91,851
GlaxoSmithKline Capital, Inc. 4.850% 5/15/13	75,000	78,030
Novartis Securities Investment Ltd. 5.125% 2/10/19	80,000	81,226
Schering-Plough Corp. 5.550% 12/01/13	60,000	63,061
		399,607
Pipelines – 0.5%
Enbridge Energy Partners LP 6.500% 4/15/18	25,000	21,910
Gulfstream Natural Gas System LLC (Acquired 6/01/06, Cost $243,573) (b) (c) 6.190% 11/01/25	250,000	188,837
Kinder Morgan Energy Partners LP 5.125% 11/15/14	65,000	61,745
Kinder Morgan Energy Partners LP 6.000% 2/01/17	145,000	136,181
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	70,000	68,768
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	75,000	63,511
Trans-Canada Pipelines Ltd. 6.500% 8/15/18	40,000	39,896
The Williams Cos., Inc. 8.750% 3/15/32	45,000	40,838
		621,686
Real Estate – 0.0%
WEA Finance LLC / WCI Finance LLC (b) 5.700% 10/01/16	50,000	37,257
Real Estate Investment Trusts (REITS) – 0.2%
Brandywine Operating Partnership LP 6.000% 4/01/16	10,000	5,068
Developers Diversified Realty Corp. 5.000% 5/03/10	150,000	114,454
Simon Property Group LP 6.125% 5/30/18	105,000	82,539
		202,061
Retail – 0.5%
CVS Pass-Through Trust (b) 5.298% 1/11/27	19,700	14,050
CVS Pass-Through Trust (b) 5.789% 1/10/26	8,606	8,156
Home Depot, Inc. FRN 1.445% 12/16/09	170,000	166,785
New Albertsons, Inc. 7.250% 5/01/13	275,000	266,750
Walgreen Co. 5.250% 1/15/19	110,000	110,324
		566,065
Savings & Loans – 0.1%
SMFG Preferred Capital USD 1 Ltd. VRN (b) 6.078% 1/29/49	120,000	73,424
Semiconductors – 0.0%
KLA-Tencor Corp. 6.900% 5/01/18	60,000	47,428

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications – 1.0%
AT&T, Inc. 5.500% 2/01/18	$50,000	$48,348
AT&T, Inc. 5.625% 6/15/16	50,000	50,110
AT&T, Inc. 5.800% 2/15/19	90,000	88,104
AT&T, Inc. 6.300% 1/15/38	60,000	52,687
AT&T, Inc. 6.700% 11/15/13	170,000	181,569
Telecom Italia Capital SA 5.250% 10/01/15	50,000	42,158
Telecom Italia Capital SA 6.999% 6/04/18	50,000	45,319
Telecom Italia Capital SA 7.721% 6/04/38	25,000	20,794
Telecom Italia Capital SA, Series B 5.250% 11/15/13	100,000	89,803
Verizon Communications, Inc. 8.950% 3/01/39	55,000	63,206
Verizon Wireless Capital LLC (b) 5.550% 2/01/14	200,000	200,167
Verizon Wireless Capital LLC (b) 8.500% 11/15/18	110,000	125,655
Vodafone Group PLC 6.150% 2/27/37	80,000	75,430
Windstream Corp. 7.000% 3/15/19	200,000	176,000
		1,259,350
Transportation – 0.2%
Burlington Northern Santa Fe Corp. 6.150% 5/01/37	60,000	55,068
Norfolk Southern Corp. 5.750% 4/01/18	50,000	49,689
Norfolk Southern Corp. 7.050% 5/01/37	30,000	31,047
Union Pacific Corp. 5.700% 8/15/18	105,000	99,943
Union Pacific Corp. 5.750% 11/15/17	15,000	14,320
		250,067
Water – 0.1%
Veolia Environnement 5.250% 6/03/13	50,000	49,941
Veolia Environnement 6.000% 6/01/18	70,000	66,265
		116,206
TOTAL CORPORATE DEBT (Cost $18,379,574)		17,285,623
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.4%
Automobile ABS – 0.3%
AmeriCredit Automobile Receivables Trust, Series 2007-DF, Class A4A 5.560% 6/06/14	50,000	38,016
Carmax Auto Owner Trust, Series 2007-2, Class A3 5.230% 12/15/11	37,709	36,937
Prestige Auto Receivables Trust, Series 2005-1A, Class A2 (b) 4.370% 6/15/12	283,873	270,123
		345,076
Commercial MBS – 0.6%
Crown Castle Towers LLC, Series 2006-1A, Class E (b) 6.065% 11/15/36	290,000	245,050
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E VRN (b) 5.015% 1/15/37	225,000	68,155
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A2 6.465% 4/15/34	237,425	236,747
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4 VRN 5.875% 4/15/45	50,000	36,249
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A2 VRN 5.202% 1/12/44	113,400	111,853
Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class H VRN 7.451% 11/13/11	175,000	44,208
		742,262
Credit Card ABS – 0.4%
Advanta Business Card Master Trust, Series 2005-A2, Class A2 FRN 0.675% 5/20/13	500,000	392,616
Washington Mutual Master Note Trust, Series 2006-A2A, Class A FRN (b) 0.606% 6/15/15	100,000	77,758
		470,374
Home Equity ABS – 0.0%
GSAA Trust, Series 2006-7, Class AF5A STEP 6.205% 3/25/46	50,000	32,400
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A1F VRN 8.470% 4/25/37	2,319	2,099
		34,499
Student Loans ABS – 0.0%
New Century Home Equity Loan Trust, Series 2006-2, Class A2B FRN 0.682% 8/25/36	49,957	23,480
WL Collateral CMO – 0.1%
Bear Stearns Asset Backed Securities Trust, Series 2005-AC3, Class 2A1 5.250% 6/25/20	91,978	81,129
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-HYB5, Class 3A1B VRN 5.899% 9/20/36	33,841	16,011

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1 5.000% 8/25/20	$36,948	$25,857
		122,997
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,314,169)		1,738,688
SOVEREIGN DEBT OBLIGATIONS – 0.7%
Bundesrepublik Deutschland EUR (e) 3.250% 7/04/15	150,000	207,150
Bundesrepublik Deutschland EUR (e) 4.250% 7/04/14	70,000	101,773
Bundesrepublik Deutschland EUR (e) 4.750% 7/04/34	25,000	36,721
Canadian Government Bond CAD (e) 4.500% 6/01/15	10,000	9,094
Gabonese Republic (b) 8.200% 12/12/17	100,000	73,000
Japan Government JPY (e) 1.700% 9/20/17	10,000,000	105,439
Japan Government Ten Year Bond JPY (e) 1.500% 9/20/14	10,000,000	104,437
Mexico Government International Bond 6.625% 3/03/15	25,000	26,283
Netherlands Government Bond EUR (e) 3.250% 7/15/15	50,000	67,068
Queensland Treasury Corp. AUD (e) 6.000% 10/14/15	30,000	21,837
Republic of Brazil 8.000% 1/15/18	25,000	27,125
Republic of Colombia COP (e) 9.850% 6/28/27	37,000,000	14,323
Republic of Turkey TRY (e) 16.000% 3/07/12	49,975	30,556
Sweden Government Bond SEK (e) 6.750% 5/05/14	40,000	5,888
United Kingdom Gilt GBP (e) 4.000% 9/07/16	45,000	69,768
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $930,614)		900,462
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 19.1%
Collateralized Mortgage Obligations – 0.6%
Federal Home Loan Mortgage Corp.
Series 3312, Class PA 5.500% 5/15/37	110,209	113,994
Series 3233, Class PA 6.000% 10/15/36	99,355	104,556
Federal National Mortgage Association
Series 2007-33, Class HE 5.500% 4/25/37	148,125	153,556
Series 2007-40, Class PT 5.500% 5/25/37	303,591	314,026
		686,132
Pass-Through Securities – 18.5%
Farmer Mac Guaranteed Notes Trust 2006-2(b) 5.500% 7/15/11	500,000	530,944
Federal Home Loan Bank of Chicago 5.625% 6/13/16	215,000	217,206
Federal Home Loan Banks
2.250% 10/02/09	845,000	850,443
2.250% 4/13/12	355,000	358,105
Federal Home Loan Mortgage Corp.
Pool #G13305 5.000% 11/01/23	762,298	791,262
Pool #A74199 5.000% 2/01/38	2,187,613	2,258,283
Pool #G03865 5.500% 12/01/37	655,519	681,074
Pool #1Q0357 5.725% 11/01/37	105,705	109,362
Pool #1N0364 6.273% 2/01/37	105,557	109,018
Pool #G04553 6.500% 8/01/38	44,972	47,490
Federal National Mortgage Association
Pool #992261 4.500% 1/01/39	426,227	435,851
Pool #934759 5.000% 2/01/39	6,459,654	6,672,762
Pool #891908 5.500% 6/01/21	562,178	588,289
Pool #888352 5.500% 5/01/37	1,362,381	1,420,175
Pool #891436 6.000% 3/01/36	2,554,828	2,679,076
Pool #888408 6.000% 3/01/37	84,829	87,918
Pool #888637 6.000% 9/01/37	472,885	494,700
Pool #940664 6.000% 9/01/37	1,942,469	2,032,081
Pool #897206 6.500% 8/01/36	43,608	46,009
Pool #944066 6.500% 7/01/37	515,439	541,875
Pool #256860 6.500% 8/01/37	41,794	43,938
Pool #888373 7.000% 3/01/37	355,206	374,408
Pool #955210 7.000% 12/01/37	125,494	133,097
Pool #256975 7.000% 10/01/47	93,525	99,074
Federal National Mortgage Association TBA(f) Pool #53445 6.500% 4/01/35	1,185,000	1,247,861
		22,850,301
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $22,846,027)		23,536,433
U.S. TREASURY OBLIGATIONS – 7.4%
U.S. Treasury Bonds & Notes – 7.4%
U.S. Treasury Bond 4.375% 2/15/38	635,000	721,796
U.S. Treasury Bond 5.250% 2/15/29	130,000	160,357
U.S. Treasury Bond 5.500% 8/15/28	335,000	423,342
U.S. Treasury Bond 6.250% 8/15/23	850,000	1,120,473
U.S. Treasury Note 1.125% 12/15/11	650,000	651,777
U.S. Treasury Note 2.750% 2/28/13	175,000	184,454
U.S. Treasury Note 2.750% 10/31/13	1,615,000	1,703,573
U.S. Treasury Note 2.750% 2/15/19	565,000	568,178

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 3.500% 12/15/09	$130,000	$132,732
U.S. Treasury Note 3.500% 2/15/18	2,730,000	2,930,484
U.S. Treasury Note 3.625% 5/15/13	425,000	462,769
U.S. Treasury Note 3.875% 2/15/13	30,000	32,875
9,092,810
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,873,666)		9,092,810
TOTAL BONDS & NOTES (Cost $53,344,050)		52,554,016
TOTAL LONG-TERM INVESTMENTS (Cost $139,565,382)		118,529,776
SHORT-TERM INVESTMENTS – 3.5%
Repurchase Agreement – 3.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (g)	4,361,906	4,361,906
TOTAL SHORT-TERM INVESTMENTS (Cost $4,361,906)		4,361,906
TOTAL INVESTMENTS – 99.5% (Cost $143,927,288) (h)		122,891,682
Other Assets/ (Liabilities) – 0.5%		586,779
NET ASSETS – 100.0%		$123,478,461

Notes to Portfolio of Investments
ABS	Asset Backed Security
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
JPY	Japanese Yen
MBS	Mortgage Backed Security
SEK	Swedish Krona
STEP	Step Up Bond
TBA	To Be Announced
TRY	New Turkish Lira
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $3,575,292 or 2.90% of net assets.
(c)	Restricted security. (Note 2).
(d)	Security is currently in default.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(g)	Maturity value of $4,361,912. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $4,453,218.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 92.9%
COMMON STOCK – 92.9%
Aerospace & Defense – 0.9%
Boeing Co.	88,000	$3,131,039
Airlines – 0.5%
Southwest Airlines Co.	270,200	1,710,366
Banks – 7.1%
Allied Irish Banks PLC	336,300	265,412
Bank of America Corp.	682,777	4,656,539
The Bank of New York Mellon Corp.	189,200	5,344,900
Capital One Financial Corp.	92,800	1,135,872
Fifth Third Bancorp	135,200	394,784
KeyCorp	196,100	1,543,307
Marshall & Ilsley Corp.	94,600	532,598
SunTrust Banks, Inc.	146,900	1,724,606
U.S. Bancorp	297,700	4,349,397
Wells Fargo & Co.	269,000	3,830,560
		23,777,975
Beverages – 0.6%
InBev NV	67,600	1,863,082
Biotechnology – 0.8%
Amgen, Inc. (a)	55,000	2,723,600
Building Materials – 0.7%
Masco Corp.	224,200	1,564,916
USG Corp. (a)	81,900	623,259
		2,188,175
Chemicals – 1.6%
Du Pont (E.I.) de Nemours & Co.	123,000	2,746,590
International Flavors & Fragrances, Inc.	87,800	2,674,388
		5,420,978
Coal – 0.3%
CONSOL Energy, Inc.	42,900	1,082,796
Commercial Services – 0.5%
H&R Block, Inc.	91,000	1,655,290
Computers – 1.5%
Computer Sciences Corp. (a)	84,900	3,127,716
Dell, Inc. (a)	206,100	1,953,828
		5,081,544
Distribution & Wholesale – 0.5%
Genuine Parts Co.	54,100	1,615,426
Diversified Financial – 6.6%
American Express Co.	257,100	3,504,273
Fannie Mae	87,055	60,938
The Goldman Sachs Group, Inc.	37,700	3,996,954
Janus Capital Group, Inc.	30,400	202,160
JP Morgan Chase & Co.	413,400	10,988,172
Legg Mason, Inc.	47,300	752,070
SLM Corp. (a)	247,000	1,222,650
UBS AG (a)	139,455	1,315,061
		22,042,278
Electric – 5.8%
Constellation Energy Group, Inc.	67,600	1,396,616
Duke Energy Corp.	198,500	2,842,520
Entergy Corp.	32,500	2,212,925
FirstEnergy Corp.	33,800	1,304,680
NRG Energy, Inc. (a)	33,800	594,880
PG&E Corp.	67,700	2,587,494
Pinnacle West Capital Corp.	67,400	1,790,144
Progress Energy, Inc.	81,800	2,966,068
TECO Energy, Inc.	67,700	754,855
Xcel Energy, Inc.	162,200	3,021,786
		19,471,968
Foods – 3.3%
The Hershey Co.	191,100	6,640,725
Kraft Foods, Inc. Class A	128,400	2,862,036
McCormick & Co., Inc.	54,100	1,599,737
		11,102,498
Forest Products & Paper – 1.4%
International Paper Co.	280,000	1,971,200
MeadWestvaco Corp.	127,200	1,525,128
Weyerhaeuser Co.	40,500	1,116,585
		4,612,913
Gas – 0.7%
NiSource, Inc.	245,300	2,403,940
Hand & Machine Tools – 0.3%
The Black & Decker Corp.	33,800	1,066,728
Health Care — Products – 1.1%
Johnson & Johnson	68,300	3,592,580
Health Care — Services – 0.5%
WellPoint, Inc. (a)	43,600	1,655,492
Home Builders – 0.3%
D.R. Horton, Inc.	92,900	901,130
Home Furnishing – 1.0%
Harman International Industries, Inc.	45,500	615,615
Whirlpool Corp.	88,000	2,603,920
		3,219,535
Household Products – 2.4%
Avery Dennison Corp.	97,900	2,187,086
Fortune Brands, Inc.	135,100	3,316,705
Kimberly-Clark Corp.	57,000	2,628,270
		8,132,061
Housewares – 0.2%
Newell Rubbermaid, Inc.	108,100	689,678
Insurance – 3.2%
Chubb Corp.	40,500	1,713,960
Lincoln National Corp.	145,200	971,388
Marsh & McLennan Cos., Inc.	216,500	4,384,125
The Progressive Corp. (a)	121,600	1,634,304
The Travelers Cos., Inc.	48,500	1,971,040
		10,674,817
Internet – 1.3%
eBay, Inc. (a)	135,100	1,696,856
Yahoo!, Inc. (a)	195,800	2,508,198
		4,205,054
Iron & Steel – 1.1%
Nucor Corp.	98,400	3,755,928
Leisure Time – 0.4%
Harley-Davidson, Inc.	93,600	1,253,304
Lodging – 0.7%
Marriott International, Inc. Class A	121,100	1,981,196
MGM MIRAGE (a)	104,700	243,951
		2,225,147
Machinery — Diversified – 1.3%
Deere & Co.	99,600	3,273,852
Eaton Corp.	27,000	995,220
		4,269,072

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing – 6.2%
3M Co.	102,000	$5,071,440
Cooper Industries Ltd. Class A	67,600	1,748,136
General Electric Co.	723,600	7,315,596
Honeywell International, Inc.	88,700	2,471,182
Illinois Tool Works, Inc.	135,300	4,174,005
		20,780,359
Media – 4.2%
Cablevision Systems Corp. Class A	127,000	1,643,380
CBS Corp. Class B	92,200	354,048
The McGraw-Hill Cos., Inc.	157,300	3,597,451
New York Times Co. Class A	198,100	895,412
Time Warner Cable, Inc.	35,049	869,224
Time Warner, Inc.	139,633	2,694,923
The Walt Disney Co.	175,700	3,190,712
WPP PLC	129,900	727,819
		13,972,969
Mining – 1.2%
Alcoa, Inc.	146,900	1,078,246
Vulcan Materials Co.	67,500	2,989,575
		4,067,821
Oil & Gas – 13.3%
Anadarko Petroleum Corp.	81,200	3,157,868
BP PLC Sponsored ADR (United Kingdom)	105,300	4,222,530
Chevron Corp.	163,800	11,013,912
ConocoPhillips	26,300	1,029,908
Exxon Mobil Corp.	163,800	11,154,780
Murphy Oil Corp.	104,600	4,682,942
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	157,000	6,955,100
Sunoco, Inc.	77,800	2,060,144
		44,277,184
Oil & Gas Services – 1.3%
BJ Services Co.	77,900	775,105
Schlumberger Ltd.	90,800	3,688,296
		4,463,401
Pharmaceuticals – 5.2%
Bristol-Myers Squibb Co.	164,100	3,597,072
Eli Lilly & Co.	109,100	3,645,031
Merck & Co., Inc.	135,300	3,619,275
Pfizer, Inc.	27,100	369,102
Wyeth	139,100	5,986,864
		17,217,344
Pipelines – 0.4%
Spectra Energy Corp.	93,550	1,322,797
Retail – 3.9%
Bed Bath & Beyond, Inc. (a)	164,700	4,076,325
The Home Depot, Inc.	268,400	6,323,504
Macy's, Inc.	94,600	841,940
Tiffany & Co.	81,900	1,765,764
		13,007,533
Semiconductors – 1.9%
Analog Devices, Inc.	144,200	2,778,734
Applied Materials, Inc.	125,500	1,349,125
Intel Corp.	140,300	2,111,515
		6,239,374
Software – 1.4%
Microsoft Corp.	255,000	4,684,350
Telecommunications – 5.6%
AT&T, Inc.	330,300	8,323,560
Cisco Systems, Inc. (a)	81,100	1,360,047
Qwest Communications International, Inc.	683,600	2,337,912
Sprint Nextel Corp. (a)	361,900	1,291,983
Verizon Communications, Inc.	142,600	4,306,520
Vodafone Group PLC	702,600	1,223,040
		18,843,062
Toys, Games & Hobbies – 0.6%
Mattel, Inc.	162,200	1,870,166
Transportation – 1.1%
United Parcel Service, Inc. Class B	74,400	3,661,968
TOTAL COMMON STOCK (Cost $491,976,878)		309,932,722
TOTAL EQUITIES (Cost $491,976,878)		309,932,722
MUTUAL FUND – 2.8%
Diversified Financial – 2.8%
T. Rowe Price Reserve Investment Fund	9,314,719	9,314,719
TOTAL MUTUAL FUND (Cost $9,314,719)		9,314,719
	Principal Amount
BONDS & NOTES – 0.2%
CORPORATE DEBT – 0.2%
Auto Manufacturers – 0.2%
Ford Motor Co. 4.250% 12/15/36	$1,826,000	636,818
TOTAL CORPORATE DEBT (Cost $833,200)		636,818
TOTAL BONDS & NOTES (Cost $833,200)		636,818
TOTAL LONG-TERM INVESTMENTS (Cost $502,124,797)		319,884,259
SHORT-TERM INVESTMENTS – 1.9%
Repurchase Agreement – 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	6,176,995	6,176,995
TOTAL SHORT-TERM INVESTMENTS (Cost $6,176,995)		6,176,995
TOTAL INVESTMENTS – 97.8% (Cost $508,301,792) (c)		326,061,254
Other Assets/ (Liabilities) – 2.2%		7,490,480
NET ASSETS – 100.0%		$333,551,734

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $6,177,004. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $6,302,478.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.4%
COMMON STOCK – 97.4%
Aerospace & Defense – 2.8%
Boeing Co.	5,881	$209,246
General Dynamics Corp.	6,258	260,270
Lockheed Martin Corp.	5,611	387,327
Northrop Grumman Corp.	21,045	918,404
Raytheon Co.	2,394	93,223
		1,868,470
Agriculture – 3.6%
Altria Group, Inc. (a)	36,402	583,160
Archer-Daniels-Midland Co.	7,225	200,710
Bunge Ltd.	12,131	687,221
Lorillard, Inc.	4,581	282,831
Philip Morris International, Inc.	3,975	141,431
Reynolds American, Inc.	12,707	455,419
		2,350,772
Apparel – 0.1%
VF Corp.	701	40,034
Automotive & Parts – 0.1%
Magna International, Inc. Class A	1,680	44,940
Banks – 3.4%
Bank of America Corp.	45,559	310,712
Bank of Montreal	1,451	37,885
The Bank of New York Mellon Corp.	16,166	456,689
BB&T Corp.	2,723	46,073
Capital One Financial Corp.	8,183	100,160
Cullen/Frost Bankers, Inc.	820	38,491
International Bancshares Corp.	3,061	23,876
Northern Trust Corp.	4,285	256,329
Regions Financial Corp.	1,364	5,811
Royal Bank of Canada	5,842	168,951
SunTrust Banks, Inc.	4,300	50,482
U.S. Bancorp	23,979	350,333
Wells Fargo & Co.	26,074	371,294
		2,217,086
Beverages – 1.4%
The Coca-Cola Co.	4,392	193,028
Coca-Cola Enterprises, Inc.	20,107	265,211
Constellation Brands, Inc. Class A (b)	851	10,127
Molson Coors Brewing Co. Class B	8,824	302,487
Pepsi Bottling Group, Inc. (The)	3,152	69,785
PepsiCo, Inc.	1,043	53,694
		894,332
Biotechnology – 1.9%
Amgen, Inc. (b)	25,321	1,253,896
Chemicals – 1.4%
CF Industries Holdings, Inc.	1,733	123,268
Du Pont (E.I.) de Nemours & Co.	18,163	405,580
Terra Industries, Inc.	14,700	412,923
		941,771
Commercial Services – 2.0%
Accenture Ltd. Class A	23,886	656,626
Apollo Group, Inc. Class A (b)	826	64,701
Donnelley (R.R.) & Sons Co.	21,001	153,937
Mastercard, Inc. Class A	832	139,344
McKesson Corp.	1,430	50,107
Monster Worldwide, Inc. (b)	11,047	90,033
Rent-A-Center, Inc. (b)	8,184	158,524
		1,313,272
Computers – 7.3%
Apple, Inc. (b)	5,027	528,438
Computer Sciences Corp. (b)	22,546	830,595
EMC Corp. (b)	10,569	120,487
Hewlett-Packard Co.	26,957	864,241
International Business Machines Corp.	18,437	1,786,361
Lexmark International, Inc. Class A (b)	15,452	260,675
Western Digital Corp. (b)	21,700	419,678
		4,810,475
Cosmetics & Personal Care – 2.0%
Colgate-Palmolive Co.	1,217	71,779
The Procter & Gamble Co.	26,700	1,257,303
		1,329,082
Diversified Financial – 3.3%
BlackRock, Inc.	637	82,836
Citigroup, Inc.	36,842	93,210
CME Group, Inc.	875	215,591
Discover Financial Services	9,821	61,971
Federated Investors, Inc. Class B	696	15,493
The Goldman Sachs Group, Inc.	971	102,945
Janus Capital Group, Inc.	7,917	52,648
JP Morgan Chase & Co.	38,594	1,025,829
Morgan Stanley	15,920	362,498
NYSE Euronext	6,886	123,259
T. Rowe Price Group, Inc.	2,134	61,587
		2,197,867
Electric – 3.4%
CenterPoint Energy, Inc.	4,750	49,542
Duke Energy Corp.	1,852	26,521
Edison International	25,260	727,741
Entergy Corp.	1,213	82,593
Exelon Corp.	1,321	59,960
FPL Group, Inc.	14,420	731,527
NRG Energy, Inc. (b)	2,751	48,418
PG&E Corp.	2,297	87,791
Progress Energy, Inc.	3,530	127,998
Public Service Enterprise Group, Inc.	5,414	159,551
Reliant Energy, Inc. (b)	40,745	129,976
		2,231,618
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	8,292	236,985
Electronics – 0.3%
Celestica, Inc. (b)	50,451	179,606
Engineering & Construction – 1.2%
Emcor Group, Inc. (b)	20,677	355,024
Fluor Corp.	13,051	450,912
		805,936
Foods – 2.9%
General Mills, Inc.	14,408	718,671

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
H.J. Heinz Co.	838	$27,704
The J.M. Smucker Co.	4,827	179,902
Kellogg Co.	1,562	57,216
Kraft Foods, Inc. Class A	8,428	187,860
The Kroger Co.	12,517	265,611
Safeway, Inc.	11,740	237,031
SuperValu, Inc.	14,576	208,145
Tyson Foods, Inc. Class A	382	3,587
		1,885,727
Health Care — Products – 5.0%
Baxter International, Inc.	9,560	489,663
Becton, Dickinson & Co.	11,063	743,876
Boston Scientific Corp. (b)	12,190	96,911
Johnson & Johnson	37,854	1,991,120
		3,321,570
Health Care — Services – 0.7%
AMERIGROUP Corp. (b)	7,985	219,907
Humana, Inc. (b)	5,714	149,021
WellPoint, Inc. (b)	2,078	78,902
		447,830
Home Builders – 0.5%
NVR, Inc. (b)	812	347,333
Home Furnishing – 0.1%
Harman International Industries, Inc.	3,011	40,739
Household Products – 1.8%
The Clorox Co.	4,021	207,001
Kimberly-Clark Corp.	20,781	958,212
		1,165,213
Insurance – 3.0%
ACE Ltd.	15,465	624,786
American Financial Group, Inc.	8,812	141,433
Arch Capital Group Ltd. (b)	1,115	60,054
Aspen Insurance Holdings Ltd.	24,364	547,215
Axis Capital Holdings Ltd.	6,107	137,652
Endurance Specialty Holdings Ltd.	838	20,900
Principal Financial Group, Inc.	32,225	263,600
Prudential Financial, Inc.	2,568	48,843
The Travelers Cos., Inc.	3,405	138,379
		1,982,862
Internet – 1.1%
Google, Inc. Class A (b)	1,331	463,268
Netflix, Inc. (b)	2,077	89,145
Symantec Corp. (b)	4,918	73,475
Yahoo!, Inc. (b)	8,323	106,617
		732,505
Iron & Steel – 0.4%
Nucor Corp.	5,818	222,073
United States Steel Corp.	2,872	60,685
		282,758
Leisure Time – 0.1%
WMS Industries, Inc. (b)	3,005	62,835
Machinery — Construction & Mining – 0.1%
Caterpillar, Inc.	1,830	51,167
Manufacturing – 2.0%
3M Co.	2,541	126,339
Dover Corp.	4,382	115,597
General Electric Co.	84,176	851,019
Honeywell International, Inc.	2,063	57,475
Parker Hannifin Corp.	4,695	159,536
		1,309,966
Media – 1.9%
CBS Corp. Class B	42,097	161,653
Comcast Corp. Class A	30,866	421,012
The Walt Disney Co.	38,284	695,237
		1,277,902
Mining – 0.5%
Freeport-McMoRan Copper & Gold, Inc.	1,045	39,825
Newmont Mining Corp.	1,430	64,007
Southern Copper Corp.	13,293	231,564
		335,396
Office Equipment/Supplies – 0.1%
Xerox Corp.	19,361	88,093
Oil & Gas – 14.5%
Apache Corp.	2,846	182,400
Chevron Corp.	31,390	2,110,664
ConocoPhillips	31,005	1,214,156
Exxon Mobil Corp.	58,608	3,991,205
Hess Corp.	2,921	158,318
Murphy Oil Corp.	1,885	84,391
Occidental Petroleum Corp.	19,785	1,101,035
Patterson-UTI Energy, Inc.	10,541	94,447
Sunoco, Inc.	2,093	55,423
Valero Energy Corp.	25,271	452,351
W&T Offshore, Inc.	15,863	97,558
		9,541,948
Oil & Gas Services – 0.2%
BJ Services Co.	4,136	41,153
National Oilwell Varco, Inc. (b)	1,610	46,223
Oil States International, Inc. (b)	1,882	25,257
		112,633
Pharmaceuticals – 6.0%
Bristol-Myers Squibb Co.	38,312	839,799
Cephalon, Inc. (b)	934	63,605
Eli Lilly & Co.	33,175	1,108,377
Express Scripts, Inc. (b)	1,721	79,459
King Pharmaceuticals, Inc. (b)	34,504	243,943
Pfizer, Inc.	116,883	1,591,947
Wyeth	805	34,647
		3,961,777
Real Estate Investment Trusts (REITS) – 0.9%
Equity Residential	1,028	18,864
Hospitality Properties Trust	16,337	196,044
Host Hotels & Resorts, Inc.	16,121	63,194
HRPT Properties Trust	7,680	24,499
Public Storage	659	36,410
Simon Property Group, Inc.	5,864	203,129
Vornado Realty Trust	821	27,290
		569,430
Retail – 6.6%
AutoNation, Inc. (b)	7,641	106,057
Dollar Tree, Inc. (b)	1,064	47,401
Family Dollar Stores, Inc.	11,132	371,475
The Gap, Inc.	59,024	766,722
The Home Depot, Inc.	2,896	68,230
Jones Apparel Group, Inc.	32,614	137,631
Macy's, Inc.	12,685	112,897
McDonald's Corp.	21,112	1,152,082
Polo Ralph Lauren Corp.	2,824	119,314
RadioShack Corp.	24,477	209,768

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tractor Supply Co. (b)	1,252	$45,147
Wal-Mart Stores, Inc.	21,615	1,126,141
Walgreen Co.	3,393	88,082
		4,350,947
Savings & Loans – 0.1%
New York Community Bancorp, Inc.	6,288	70,237
Semiconductors – 2.7%
Amkor Technology, Inc. (b)	54,743	146,711
Analog Devices, Inc.	1,383	26,651
Applied Materials, Inc.	6,059	65,134
Broadcom Corp. Class A (b)	5,881	117,502
Intel Corp.	54,287	817,019
Linear Technology Corp.	1,336	30,701
LSI Corp. (b)	78,414	238,379
Maxim Integrated Products, Inc.	2,159	28,521
Microchip Technology, Inc.	2,732	57,891
Xilinx, Inc.	12,576	240,956
		1,769,465
Software – 2.8%
Broadridge Financial Solutions LLC	1,779	33,107
Microsoft Corp.	71,798	1,318,929
Oracle Corp. (b)	21,826	394,396
Sybase, Inc. (b)	2,128	64,457
		1,810,889
Telecommunications – 6.7%
AT&T, Inc.	58,520	1,474,704
Cisco Systems, Inc. (b)	43,664	732,245
Embarq Corp.	1,312	49,659
Motorola, Inc.	52,175	220,700
Qualcomm, Inc.	3,464	134,784
Qwest Communications International, Inc.	64,188	219,523
Verizon Communications, Inc.	51,577	1,557,626
		4,389,241
Toys, Games & Hobbies – 1.2%
Hasbro, Inc.	32,459	813,747
Transportation – 0.9%
CSX Corp.	6,348	164,096
Expeditors International of Washington, Inc.	992	28,064
FedEx Corp.	1,556	69,226
Norfolk Southern Corp.	5,723	193,151
Union Pacific Corp.	2,878	118,315
United Parcel Service, Inc. Class B	754	37,112
		609,964
TOTAL COMMON STOCK (Cost $88,571,825)		64,048,316
TOTAL EQUITIES (Cost $88,571,825)		64,048,316
MUTUAL FUND – 0.1%
Diversified Financial – 0.1%
Financial Select Sector SPDR Fund	7,496	66,040
TOTAL MUTUAL FUNDS (Cost $61,113)		66,040
TOTAL MUTUAL FUND (Cost $61,113)		66,040
TOTAL LONG-TERM INVESTMENTS (Cost $88,632,938)		64,114,356
	Principal Amount
SHORT-TERM INVESTMENTS – 2.2%
Repurchase Agreement – 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (c)	$1,465,824	1,465,824
TOTAL SHORT-TERM INVESTMENTS (Cost $1,465,824)		1,465,824
TOTAL INVESTMENTS – 99.7% (Cost $90,098,762) (d)		65,580,180
Other Assets/ (Liabilities) – 0.3%		191,346
NET ASSETS – 100.0%		$65,771,526

Notes to Portfolio of Investments
(a)	This security is held as collateral for open futures contracts. (Note 2).
(b)	Non-income producing security.
(c)	Maturity value of $1,465,826. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $1,499,400.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.0%
COMMON STOCK – 97.6%
Advertising – 1.1%
Omnicom Group, Inc.	55,700	$1,303,380
Aerospace & Defense – 0.4%
United Technologies Corp.	10,600	455,588
Agriculture – 3.3%
Altria Group, Inc.	93,400	1,496,268
Philip Morris International, Inc.	68,300	2,430,114
		3,926,382
Airlines – 0.3%
Southwest Airlines Co.	63,100	399,423
Auto Manufacturers – 0.6%
Honda Motor Co. Ltd. Sponsored ADR (Japan)	31,100	737,070
Automotive & Parts – 0.8%
BorgWarner, Inc.	35,100	712,530
Johnson Controls, Inc.	17,100	205,200
		917,730
Banks – 0.1%
Wells Fargo & Co.	9,400	133,856
Beverages – 3.4%
The Coca-Cola Co.	14,000	615,300
PepsiCo, Inc.	65,900	3,392,532
		4,007,832
Biotechnology – 3.7%
Biogen Idec, Inc. (a)	30,000	1,572,600
Celgene Corp. (a)	61,200	2,717,280
		4,289,880
Chemicals – 2.1%
Air Products & Chemicals, Inc.	9,600	540,000
Monsanto Co.	12,800	1,063,680
Potash Corp. of Saskatchewan, Inc.	11,000	888,910
		2,492,590
Commercial Services – 3.0%
Apollo Group, Inc. Class A (a)	14,100	1,104,453
Iron Mountain, Inc. (a)	22,900	507,693
Monster Worldwide, Inc. (a)	35,100	286,065
Paychex, Inc.	43,700	1,121,779
Visa, Inc. Class A	8,600	478,160
		3,498,150
Computers – 3.0%
Apple, Inc. (a)	10,600	1,114,272
Brocade Communications Systems, Inc. (a)	243,200	839,040
Hewlett-Packard Co.	15,500	496,930
International Business Machines Corp.	6,500	629,785
NetApp, Inc. (a)	28,200	418,488
		3,498,515
Diversified Financial – 4.4%
The Goldman Sachs Group, Inc.	32,800	3,477,456
JP Morgan Chase & Co.	52,300	1,390,134
T. Rowe Price Group, Inc.	10,500	303,030
		5,170,620
Electric – 0.5%
CMS Energy Corp.	25,400	300,736
Edison International	8,400	242,004
		542,740
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	18,600	531,588
Electronics – 0.8%
Agilent Technologies, Inc. (a)	33,100	508,747
Jabil Circuit, Inc.	69,900	388,644
		897,391
Energy — Alternate Sources – 0.6%
First Solar, Inc. (a)	5,300	703,310
Engineering & Construction – 1.5%
Fluor Corp.	44,500	1,537,475
Jacobs Engineering Group, Inc. (a)	4,500	173,970
		1,711,445
Foods – 3.6%
General Mills, Inc.	6,600	329,208
Kraft Foods, Inc. Class A	77,201	1,720,810
Sara Lee Corp.	219,900	1,776,792
Unilever NV NY Shares	20,000	392,000
		4,218,810
Health Care — Products – 3.5%
Baxter International, Inc.	60,000	3,073,200
Medtronic, Inc.	37,000	1,090,390
		4,163,590
Health Care — Services – 2.2%
DaVita, Inc. (a)	42,700	1,876,665
UnitedHealth Group, Inc.	33,800	707,434
		2,584,099
Household Products – 0.2%
Kimberly-Clark Corp.	5,700	262,827
Insurance – 3.1%
ACE Ltd.	4,800	193,920
AFLAC, Inc.	8,800	170,368
Berkshire Hathaway, Inc. Class A (a)	10	867,000
Mercury General Corp.	9,200	273,240
The Progressive Corp. (a)	106,500	1,431,360
RenaissanceRe Holdings Ltd.	14,200	702,048
		3,637,936
Internet – 4.0%
Google, Inc. Class A (a)	10,700	3,724,242
Yahoo!, Inc. (a)	80,600	1,032,486
		4,756,728
Iron & Steel – 1.5%
Allegheny Technologies, Inc.	35,700	782,901
Cliffs Natural Resources, Inc.	13,900	252,424
Nucor Corp.	18,100	690,877
		1,726,202
Leisure Time – 0.5%
Carnival Corp.	28,200	609,120
Manufacturing – 2.4%
Danaher Corp.	6,000	325,320
General Electric Co.	167,300	1,691,403
Illinois Tool Works, Inc.	26,000	802,100
		2,818,823

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media – 2.7%
CBS Corp. Class B	79,400	$304,896
Comcast Corp. Class A	29,400	401,016
Gannett Co., Inc.	34,100	75,020
Time Warner Cable, Inc.	10,100	250,480
Viacom, Inc. Class B (a)	41,500	721,270
The Walt Disney Co.	75,500	1,371,080
		3,123,762
Mining – 2.3%
Barrick Gold Corp.	57,100	1,851,182
Freeport-McMoRan Copper & Gold, Inc.	6,700	255,337
Vulcan Materials Co.	13,500	597,915
		2,704,434
Oil & Gas – 6.1%
Anadarko Petroleum Corp.	11,500	447,235
Chevron Corp.	26,000	1,748,240
Devon Energy Corp.	3,100	138,539
Diamond Offshore Drilling, Inc.	6,200	389,732
EOG Resources, Inc.	6,000	328,560
Exxon Mobil Corp.	10,100	687,810
Marathon Oil Corp.	23,700	623,073
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	57,100	2,529,530
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	5,800	252,938
		7,145,657
Oil & Gas Services – 1.8%
Baker Hughes, Inc.	20,900	596,695
Schlumberger Ltd.	37,000	1,502,940
		2,099,635
Pharmaceuticals – 8.8%
Abbott Laboratories	44,700	2,132,190
Allergan, Inc.	59,700	2,851,272
AstraZeneca PLC Sponsored ADR (United Kingdom)	15,200	538,840
Cardinal Health, Inc.	29,400	925,512
Forest Laboratories, Inc. (a)	17,100	375,516
Gilead Sciences, Inc. (a)	13,900	643,848
Pfizer, Inc.	16,100	219,282
Roche Holding AG Sponsored ADR (Switzerland)	6,400	220,160
Sanofi-Aventis ADR (France)	13,500	377,055
Shire PLC Sponsored ADR (United Kingdom)	32,700	1,175,238
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	19,400	873,970
		10,332,883
Retail – 7.2%
Best Buy Co., Inc.	13,500	512,460
Costco Wholesale Corp.	4,900	226,968
Hanesbrands, Inc. (a)	31,375	300,259
The Home Depot, Inc.	29,100	685,596
Lowe's Cos., Inc.	27,900	509,175
Nordstrom, Inc.	25,500	427,125
Target Corp.	92,200	3,170,758
Urban Outfitters, Inc. (a)	14,100	230,817
Wal-Mart Stores, Inc.	44,800	2,334,080
		8,397,238
Savings & Loans – 1.3%
Hudson City Bancorp, Inc.	126,500	1,478,785
Semiconductors – 1.6%
Broadcom Corp. Class A (a)	50,600	1,010,988
Maxim Integrated Products, Inc.	46,400	612,944
Microchip Technology, Inc.	12,300	260,637
		1,884,569
Software – 2.7%
Adobe Systems, Inc. (a)	28,200	603,198
Cerner Corp. (a)	39,800	1,750,006
Microsoft Corp.	31,900	586,003
Oracle Corp. (a)	14,200	256,594
		3,195,801
Telecommunications – 7.5%
American Tower Corp. Class A (a)	63,000	1,917,090
AT&T, Inc.	79,400	2,000,880
Cisco Systems, Inc. (a)	158,100	2,651,337
Polycom, Inc. (a)	24,300	373,977
Qualcomm, Inc.	46,900	1,824,879
		8,768,163
Toys, Games & Hobbies – 0.6%
Nintendo Co. Ltd. Sponsored ADR (Japan)	19,700	719,050
Transportation – 3.5%
FedEx Corp.	4,400	195,756
Union Pacific Corp.	9,200	378,212
United Parcel Service, Inc. Class B	70,900	3,489,698
		4,063,666
Water – 0.5%
American Water Works Co., Inc.	30,700	590,668
TOTAL COMMON STOCK (Cost $154,999,098)		114,499,936
PREFERRED STOCK – 0.4%
Pharmaceuticals – 0.4%
Schering Plough Corp.	2,400	506,400
TOTAL PREFERRED STOCK (Cost $600,000)		506,400
TOTAL EQUITIES (Cost $155,599,098)		115,006,336
TOTAL LONG-TERM INVESTMENTS (Cost $155,599,098)		115,006,336
	Principal Amount
SHORT-TERM INVESTMENTS – 1.6%
Repurchase Agreement – 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$1,930,626	1,930,626
TOTAL SHORT-TERM INVESTMENTS (Cost $1,930,626)		1,930,626
TOTAL INVESTMENTS – 99.6% (Cost $157,529,724) (c)		116,936,962
Other Assets/ (Liabilities) – 0.4%		424,649
NET ASSETS – 100.0%		$117,361,611

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,930,629. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $1,974,210.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.2%
COMMON STOCK – 98.2%
Advertising – 0.0%
Omnicom Group, Inc.	3,700	$86,580
Aerospace & Defense – 0.7%
Lockheed Martin Corp.	19,800	1,366,794
Apparel – 0.7%
Nike, Inc. Class B	27,100	1,270,719
Banks – 4.4%
The Bank of New York Mellon Corp.	53,600	1,514,200
Northern Trust Corp.	48,700	2,913,234
PNC Financial Services Group, Inc.	9,500	278,255
State Street Corp.	72,200	2,222,316
Wells Fargo & Co.	112,900	1,607,696
		8,535,701
Beverages – 1.5%
The Coca-Cola Co.	25,500	1,120,725
PepsiCo, Inc.	34,300	1,765,764
		2,886,489
Biotechnology – 2.7%
Amgen, Inc. (a)	37,000	1,832,240
Celgene Corp. (a)	74,000	3,285,600
Genzyme Corp. (a)	2,700	160,353
		5,278,193
Chemicals – 3.5%
Monsanto Co.	34,400	2,858,640
Potash Corp. of Saskatchewan, Inc.	13,500	1,090,935
Praxair, Inc.	43,100	2,900,199
		6,849,774
Commercial Services – 5.2%
Accenture Ltd. Class A	76,400	2,100,236
Apollo Group, Inc. Class A (a)	25,000	1,958,250
Automatic Data Processing, Inc.	11,300	397,308
Mastercard, Inc. Class A	10,400	1,741,792
McKesson Corp.	47,400	1,660,896
Visa, Inc. Class A	26,100	1,451,160
Western Union Co.	65,600	824,592
		10,134,234
Computers – 6.2%
Apple, Inc. (a)	82,400	8,661,888
Dell, Inc. (a)	4,600	43,608
EMC Corp. (a)	31,000	353,400
Hewlett-Packard Co.	24,100	772,646
Research In Motion Ltd. (a)	48,300	2,080,281
		11,911,823
Cosmetics & Personal Care – 0.1%
The Procter & Gamble Co.	3,300	155,397
Distribution & Wholesale – 0.2%
Fastenal Co.	11,200	360,136
Diversified Financial – 7.7%
American Express Co.	16,700	227,621
Ameriprise Financial, Inc.	12,800	262,272
BlackRock, Inc.	4,900	637,196
The Charles Schwab Corp.	96,700	1,498,850
CME Group, Inc.	3,000	739,170
Credit Suisse Group	3,968	120,216
Franklin Resources, Inc.	48,200	2,596,534
The Goldman Sachs Group, Inc.	32,900	3,488,058
IntercontinentalExchange, Inc. (a)	23,800	1,772,386
JP Morgan Chase & Co.	76,500	2,033,370
Morgan Stanley	67,000	1,525,590
		14,901,263
Electric – 0.4%
Entergy Corp.	1,400	95,326
NRG Energy, Inc. (a)	38,300	674,080
		769,406
Energy — Alternate Sources – 0.6%
First Solar, Inc. (a)	8,200	1,088,140
Engineering & Construction – 0.1%
Fluor Corp.	6,400	221,120
Health Care — Products – 5.4%
Alcon, Inc.	7,500	681,825
Baxter International, Inc.	51,000	2,612,220
Becton, Dickinson & Co.	15,000	1,008,600
C.R. Bard, Inc.	9,100	725,452
Intuitive Surgical, Inc. (a)	1,800	171,648
Medtronic, Inc.	56,100	1,653,267
St. Jude Medical, Inc. (a)	79,500	2,888,235
Stryker Corp.	20,400	694,416
		10,435,663
Health Care — Services – 0.7%
Humana, Inc. (a)	2,500	65,200
WellPoint, Inc. (a)	31,600	1,199,852
		1,265,052
Insurance – 0.4%
Aon Corp.	20,900	853,138
Internet – 11.3%
Amazon.com, Inc. (a)	125,300	9,202,032
eBay, Inc. (a)	4,200	52,752
Expedia, Inc. (a)	41,800	379,544
Google, Inc. Class A (a)	20,000	6,961,200
McAfee, Inc. (a)	65,300	2,187,550
Priceline.com, Inc. (a)	10,700	842,946
Tencent Holdings Ltd.	165,000	1,228,198
VeriSign, Inc. (a)	56,800	1,071,816
		21,926,038
Iron & Steel – 0.1%
Nucor Corp.	6,500	248,105
Lodging – 0.3%
Marriott International, Inc. Class A	31,400	513,704
Wynn Resorts Ltd. (a)	5,600	111,832
		625,536
Manufacturing – 2.9%
Danaher Corp.	102,700	5,568,394
Media – 1.8%
Discovery Communications, Inc., Series A (a)	63,250	1,013,265
Discovery Communications, Inc., Series C (a)	38,650	566,223
The McGraw-Hill Cos., Inc.	78,200	1,788,434
Time Warner Cable, Inc.	602	14,940
Time Warner, Inc.	2,400	46,320
		3,429,182
Mining – 0.1%
BHP Billiton Ltd.	2,475	54,923

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Freeport-McMoRan Copper & Gold, Inc.	5,700	$217,227
		272,150
Oil & Gas – 3.0%
Chevron Corp.	4,900	329,476
EOG Resources, Inc.	21,800	1,193,768
Exxon Mobil Corp.	36,600	2,492,460
Petroleo Brasileiro SA Sponsored ADR (Brazil)	46,600	1,141,700
Southwestern Energy Co. (a)	5,200	154,388
Suncor Energy, Inc.	19,800	439,758
		5,751,550
Oil & Gas Services – 3.2%
FMC Technologies, Inc. (a)	24,400	765,428
Schlumberger Ltd.	76,800	3,119,616
Smith International, Inc.	107,500	2,309,100
		6,194,144
Pharmaceuticals – 10.5%
Allergan, Inc.	56,700	2,707,992
Cardinal Health, Inc.	3,400	107,032
Express Scripts, Inc. (a)	48,300	2,230,011
Gilead Sciences, Inc. (a)	130,600	6,049,392
Medco Health Solutions, Inc. (a)	94,300	3,898,362
Novo Nordisk A/S Class B	3,872	185,382
Roche Holding AG	3,375	462,840
Schering-Plough Corp.	24,500	576,975
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	36,100	1,626,305
Wyeth	54,800	2,358,592
		20,202,883
Retail – 8.1%
Bed Bath & Beyond, Inc. (a)	54,300	1,343,925
Best Buy Co., Inc.	13,100	497,276
Costco Wholesale Corp.	13,400	620,688
CVS Caremark Corp.	90,759	2,494,965
Kohl's Corp. (a)	57,300	2,424,936
McDonald's Corp.	43,600	2,379,252
Wal-Mart Stores, Inc.	78,200	4,074,220
Yum! Brands, Inc.	66,700	1,832,916
		15,668,178
Semiconductors – 3.2%
Altera Corp.	54,300	952,965
Broadcom Corp. Class A (a)	56,900	1,136,862
Marvell Technology Group Ltd. (a)	229,500	2,102,220
Xilinx, Inc.	107,300	2,055,868
		6,247,915
Software – 5.1%
Adobe Systems, Inc. (a)	19,300	412,827
Autodesk, Inc. (a)	36,200	608,522
BMC Software, Inc. (a)	13,100	432,300
Electronic Arts, Inc. (a)	54,200	985,898
Fiserv, Inc. (a)	44,900	1,637,054
Intuit, Inc. (a)	13,200	356,400
Microsoft Corp.	261,300	4,800,081
Oracle Corp. (a)	31,500	569,205
		9,802,287
Telecommunications – 6.8%
America Movil SAB de C.V. Sponsored ADR (Mexico)	3,900	105,612
American Tower Corp. Class A (a)	113,900	3,465,977
Cisco Systems, Inc. (a)	69,800	1,170,546
Corning, Inc.	31,400	416,678
Juniper Networks, Inc. (a)	159,100	2,396,046
MetroPCS Communications, Inc. (a)	65,700	1,122,156
Qualcomm, Inc.	115,500	4,494,105
		13,171,120
Toys, Games & Hobbies – 0.8%
Nintendo Co. Ltd.	5,100	1,493,443
Transportation – 0.5%
Expeditors International of Washington, Inc.	21,200	599,748
Union Pacific Corp.	7,800	320,658
		920,406
TOTAL COMMON STOCK (Cost $219,191,563)		189,890,953
TOTAL EQUITIES (Cost $219,191,563)		189,890,953
TOTAL LONG-TERM INVESTMENTS (Cost $219,191,563)		189,890,953
	Principal Amount
SHORT-TERM INVESTMENTS – 2.9%
Repurchase Agreement – 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$5,546,653	5,546,653
TOTAL SHORT-TERM INVESTMENTS (Cost $5,546,653)		5,546,653
TOTAL INVESTMENTS – 101.1% (Cost $224,738,216) (c)		195,437,606
Other Assets/ (Liabilities) – (1.1)%		(2,146,781)
NET ASSETS – 100.0%		$193,290,825

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $5,546,661. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $5,657,736.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.5%
COMMON STOCK – 97.5%
Aerospace & Defense – 1.7%
Lockheed Martin Corp.	8,340	$575,710
Agriculture – 0.7%
Philip Morris International, Inc.	6,785	241,410
Apparel – 1.0%
Nike, Inc. Class B	7,390	346,517
Auto Manufacturers – 0.7%
Paccar, Inc.	8,770	225,915
Beverages – 6.2%
The Coca-Cola Co.	15,205	668,260
Molson Coors Brewing Co. Class B	10,150	347,942
PepsiCo, Inc.	20,350	1,047,618
		2,063,820
Biotechnology – 2.6%
Celgene Corp. (a)	19,540	867,576
Chemicals – 3.3%
Air Products & Chemicals, Inc.	5,635	316,969
Monsanto Co.	9,550	793,605
		1,110,574
Computers – 9.6%
Apple, Inc. (a)	11,855	1,246,198
Hewlett-Packard Co.	58,200	1,865,892
NetApp, Inc. (a)	6,600	97,944
		3,210,034
Cosmetics & Personal Care – 3.9%
Colgate-Palmolive Co.	10,160	599,237
The Procter & Gamble Co.	15,015	707,056
		1,306,293
Diversified Financial – 8.2%
The Blackstone Group LP	41,925	303,956
The Charles Schwab Corp.	22,700	351,850
CME Group, Inc.	2,865	705,907
Franklin Resources, Inc.	4,310	232,180
The Goldman Sachs Group, Inc.	4,740	502,535
JP Morgan Chase & Co.	23,800	632,604
		2,729,032
Electrical Components & Equipment – 1.5%
Emerson Electric Co.	17,815	509,153
Engineering & Construction – 0.7%
Jacobs Engineering Group, Inc. (a)	5,800	224,228
Foods – 2.8%
General Mills, Inc.	9,410	469,371
The Kroger Co.	22,100	468,962
		938,333
Health Care — Products – 3.7%
Alcon, Inc.	2,300	209,093
Baxter International, Inc.	13,080	669,958
Becton, Dickinson & Co.	5,010	336,872
		1,215,923
Internet – 6.1%
Google, Inc. Class A (a)	5,835	2,030,930
Manufacturing – 1.2%
Danaher Corp.	4,500	243,990
Honeywell International, Inc.	5,300	147,658
		391,648
Media – 1.6%
Liberty Media Corp. Entertainment Class A (a)	10,175	202,991
The Walt Disney Co.	18,700	339,592
		542,583
Oil & Gas – 4.1%
Apache Corp.	7,045	451,514
EOG Resources, Inc.	10,440	571,694
XTO Energy, Inc.	11,400	349,068
		1,372,276
Oil & Gas Services – 4.5%
Cameron International Corp. (a)	15,350	336,626
National Oilwell Varco, Inc. (a)	2,560	73,498
Schlumberger Ltd.	26,870	1,091,459
		1,501,583
Pharmaceuticals – 12.5%
Abbott Laboratories	14,650	698,805
Gilead Sciences, Inc. (a)	38,460	1,781,467
Medco Health Solutions, Inc. (a)	13,890	574,213
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	24,420	1,100,121
		4,154,606
Retail – 8.7%
Costco Wholesale Corp.	12,245	567,188
Kohl's Corp. (a)	17,695	748,853
McDonald's Corp.	14,325	781,715
Wal-Mart Stores, Inc.	15,425	803,643
		2,901,399
Semiconductors – 2.7%
Broadcom Corp. Class A (a)	14,495	289,610
Intel Corp.	39,300	591,465
		881,075
Software – 2.2%
Activision Blizzard, Inc. (a)	16,515	172,747
Microsoft Corp.	30,955	568,643
		741,390
Telecommunications – 7.3%
Cisco Systems, Inc. (a)	69,610	1,167,360
Qualcomm, Inc.	32,450	1,262,629
		2,429,989
TOTAL COMMON STOCK (Cost $41,457,366)		32,511,997
TOTAL EQUITIES (Cost $41,457,366)		32,511,997
TOTAL LONG-TERM INVESTMENTS (Cost $41,457,366)		32,511,997

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 5.1%
Repurchase Agreement – 5.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$1,716,165	$1,716,165
TOTAL SHORT-TERM INVESTMENTS (Cost $1,716,165)		1,716,165
TOTAL INVESTMENTS – 102.6% (Cost $43,173,531) (c)		34,228,162
Other Assets/ (Liabilities) – (2.6)%		(869,961)
NET ASSETS – 100.0%		$33,358,201

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,716,168. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $1,754,298.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Concentrated Growth Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.3%
COMMON STOCK – 98.3%
Aerospace & Defense – 2.3%
Boeing Co.	53,600	$1,907,088
Apparel – 2.6%
Nike, Inc. Class B	46,500	2,180,385
Banks – 1.9%
Wells Fargo & Co.	106,900	1,522,256
Beverages – 4.0%
PepsiCo, Inc.	64,600	3,325,608
Chemicals – 2.7%
Monsanto Co.	27,000	2,243,700
Commercial Services – 5.1%
Paychex, Inc.	79,300	2,035,631
Quanta Services, Inc. (a)	99,900	2,142,855
		4,178,486
Computers – 7.4%
Apple, Inc. (a)	22,700	2,386,224
EMC Corp. (a)	327,000	3,727,800
		6,114,024
Diversified Financial – 4.0%
American Express Co.	134,600	1,834,598
NYSE Euronext	80,400	1,439,160
		3,273,758
Engineering & Construction – 4.5%
Foster Wheeler AG (a)	73,100	1,277,057
The Shaw Group, Inc. (a)	88,900	2,436,749
		3,713,806
Entertainment – 1.7%
International Game Technology	155,000	1,429,100
Health Care — Products – 5.1%
Medtronic, Inc.	72,700	2,142,469
Zimmer Holdings, Inc. (a)	56,500	2,062,250
		4,204,719
Health Care — Services – 3.1%
Aetna, Inc.	106,000	2,578,980
Insurance – 0.6%
AFLAC, Inc.	26,800	518,848
Internet – 10.9%
Amazon.com, Inc. (a)	42,300	3,106,512
Google, Inc. Class A (a)	8,500	2,958,510
Yahoo!, Inc. (a)	225,400	2,887,374
		8,952,396
Machinery — Construction & Mining – 2.8%
Caterpillar, Inc.	81,100	2,267,556
Oil & Gas – 3.0%
XTO Energy, Inc.	79,900	2,446,538
Oil & Gas Services – 6.4%
Halliburton Co.	135,600	2,097,732
Transocean Ltd. (a)	53,500	3,147,940
		5,245,672
Pharmaceuticals – 3.8%
Allergan, Inc.	65,700	3,137,832
Retail – 8.2%
Costco Wholesale Corp.	40,500	1,875,960
CVS Caremark Corp.	115,700	3,180,593
Yum! Brands, Inc.	63,000	1,731,240
		6,787,793
Software – 4.4%
Microsoft Corp.	198,600	3,648,282
Telecommunications – 10.9%
Cisco Systems, Inc. (a)	199,300	3,342,261
Nokia Oyj Sponsored ADR (Finland)	206,900	2,414,523
Qualcomm, Inc.	84,000	3,268,440
		9,025,224
Transportation – 2.9%
United Parcel Service, Inc. Class B	49,300	2,426,546
TOTAL COMMON STOCK (Cost $102,340,307)		81,128,597
TOTAL EQUITIES (Cost $102,340,307)		81,128,597
TOTAL LONG-TERM INVESTMENTS (Cost $102,340,307)		81,128,597
	Principal Amount
SHORT-TERM INVESTMENTS – 2.6%
Repurchase Agreement – 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$2,136,534	2,136,534
TOTAL SHORT-TERM INVESTMENTS (Cost $2,136,534)		2,136,534
TOTAL INVESTMENTS – 100.9% (Cost $104,476,841) (c)		83,265,131
Other Assets/ (Liabilities) – (0.9)%		(725,069)
NET ASSETS – 100.0%		$82,540,062

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,136,537. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $2,184,126.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.3%
COMMON STOCK – 94.3%
Aerospace & Defense – 0.7%
Northrop Grumman Corp.	39,400	$1,719,416
Airlines – 1.0%
Southwest Airlines Co.	407,340	2,578,462
Auto Manufacturers – 0.1%
Bayerische Motoren Werke AG	9,300	269,339
Banks – 1.9%
Associated Banc-Corp.	100,400	1,550,176
Bancorpsouth, Inc.	22,400	466,816
Commerce Bancshares, Inc.	58,663	2,129,467
Synovus Financial Corp.	295,300	959,725
		5,106,184
Beverages – 1.6%
Coca-Cola Enterprises, Inc.	193,700	2,554,903
The Pepsi Bottling Group, Inc.	75,500	1,671,570
		4,226,473
Biotechnology – 0.2%
Bio-Rad Laboratories, Inc. Class A (a)	7,200	474,480
Chemicals – 2.1%
Air Products & Chemicals, Inc.	2,300	129,375
Ecolab, Inc.	13,300	461,909
International Flavors & Fragrances, Inc.	101,752	3,099,366
Minerals Technologies, Inc.	54,281	1,739,706
		5,430,356
Computers – 1.5%
Diebold, Inc.	105,307	2,248,304
Synopsys, Inc. (a)	83,535	1,731,681
		3,979,985
Cosmetics & Personal Care – 0.6%
The Estee Lauder Cos., Inc. Class A	66,700	1,644,155
Distribution & Wholesale – 1.5%
Genuine Parts Co.	128,718	3,843,520
Diversified Financial – 2.8%
AllianceBernstein Holding LP	151,900	2,235,968
Ameriprise Financial, Inc.	153,800	3,151,362
Legg Mason, Inc.	119,400	1,898,460
		7,285,790
Electric – 10.8%
Ameren Corp.	85,300	1,978,107
IDACORP, Inc.	258,573	6,040,265
Northeast Utilities	46,871	1,011,945
Portland General Electric Co.	217,181	3,820,214
Westar Energy, Inc.	256,277	4,492,536
Wisconsin Energy Corp.	175,439	7,222,824
Xcel Energy, Inc.	204,985	3,818,870
		28,384,761
Electrical Components & Equipment – 3.1%
Emerson Electric Co.	6,400	182,912
Hubbell, Inc. Class B	93,400	2,518,064
Littelfuse, Inc. (a)	124,342	1,366,519
Molex, Inc.	302,780	4,160,197
		8,227,692
Electronics – 0.9%
AVX Corp.	259,237	2,353,872
Entertainment – 2.6%
International Speedway Corp. Class A	174,721	3,854,345
Speedway Motorsports, Inc.	260,461	3,078,649
		6,932,994
Environmental Controls – 3.5%
Republic Services, Inc.	228,928	3,926,115
Waste Management, Inc.	203,312	5,204,787
		9,130,902
Foods – 7.4%
Campbell Soup Co.	144,900	3,964,464
ConAgra Foods, Inc.	311,809	5,260,218
General Mills, Inc.	30,600	1,526,328
H.J. Heinz Co.	144,200	4,767,252
The Hershey Co.	31,095	1,080,551
Hormel Foods Corp.	33,700	1,068,627
Kellogg Co.	49,800	1,824,174
		19,491,614
Forest Products & Paper – 1.5%
MeadWestvaco Corp.	82,408	988,072
Rayonier, Inc.	43,246	1,306,894
Weyerhaeuser Co.	55,955	1,542,679
		3,837,645
Gas – 4.1%
AGL Resources, Inc.	110,100	2,920,953
Southwest Gas Corp.	146,349	3,083,573
WGL Holdings, Inc.	142,267	4,666,358
		10,670,884
Health Care — Products – 4.8%
Beckman Coulter, Inc.	100,413	5,122,067
Boston Scientific Corp. (a)	109,200	868,140
Symmetry Medical, Inc. (a)	352,363	2,223,411
Zimmer Holdings, Inc. (a)	120,700	4,405,550
		12,619,168
Health Care — Services – 1.3%
LifePoint Hospitals, Inc. (a)	81,700	1,704,262
Universal Health Services, Inc. Class B	47,712	1,829,278
		3,533,540
Home Furnishing – 0.2%
Whirlpool Corp.	22,300	659,857
Household Products – 4.5%
The Clorox Co.	28,700	1,477,476
Fortune Brands, Inc.	64,800	1,590,840
Kimberly-Clark Corp.	192,894	8,894,342
		11,962,658
Insurance – 9.8%
ACE Ltd.	92,300	3,728,920
Aon Corp.	146,000	5,959,720
Arthur J. Gallagher & Co.	103,764	1,763,988
Chubb Corp.	107,300	4,540,936
HCC Insurance Holdings, Inc.	57,135	1,439,231
Marsh & McLennan Cos., Inc.	415,167	8,407,132
		25,839,927

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery — Diversified – 0.7%
Altra Holdings, Inc. (a)	508,726	$1,973,857
Manufacturing – 0.9%
Dover Corp.	56,500	1,490,470
Ingersoll-Rand Co. Ltd. Class A	68,000	938,400
		2,428,870
Media – 0.7%
The McGraw-Hill Cos., Inc.	81,400	1,861,618
Metal Fabricate & Hardware – 0.9%
Kaydon Corp.	87,500	2,391,375
Mining – 1.5%
Office Equipment/Supplies – 0.2%
Pitney Bowes, Inc.	19,501	455,348
Oil & Gas – 4.2%
Apache Corp.	39,194	2,511,943
EOG Resources, Inc.	18,900	1,034,964
EQT Corp.	172,662	5,409,501
Noble Energy, Inc.	37,000	1,993,560
		10,949,968
Oil & Gas Services – 1.0%
Cameron International Corp. (a)	125,400	2,750,022
Packaging & Containers – 1.3%
Bemis Co., Inc.	164,359	3,446,608
Pharmaceuticals – 1.6%
Hospira, Inc. (a)	56,100	1,731,246
Mead Johnson Nutrition Co. Class A (a)	22,346	645,129
Patterson Cos., Inc. (a)	94,300	1,778,498
		4,154,873
Real Estate Investment Trusts (REITS) – 1.6%
Boston Properties, Inc.	34,800	1,219,044
Host Hotels & Resorts, Inc.	272,100	1,066,632
Public Storage	35,300	1,950,325
		4,236,001
Retail – 1.7%
Costco Wholesale Corp.	57,100	2,644,872
Lowe's Cos., Inc.	94,400	1,722,800
		4,367,672
Savings & Loans – 2.1%
People's United Financial, Inc.	170,712	3,067,695
Washington Federal, Inc.	181,925	2,417,783
		5,485,478
Semiconductors – 3.2%
Applied Materials, Inc.	206,900	2,224,175
Emulex Corp. (a)	439,600	2,211,188
KLA-Tencor Corp.	101,300	2,026,000
Teradyne, Inc. (a)	452,100	1,980,198
		8,441,561
Software – 0.5%
IMS Health, Inc.	111,800	1,394,146
Telecommunications – 1.9%
Bce, Inc.	102,477	2,042,304
CenturyTel, Inc.	29,200	821,104
Embarq Corp.	59,300	2,244,505
		5,107,913
Toys, Games & Hobbies – 1.5%
Mattel, Inc.	343,700	3,962,861
Transportation – 0.3%
Union Pacific Corp.	20,700	850,977
TOTAL COMMON STOCK (Cost $291,435,631)		248,419,114
TOTAL EQUITIES (Cost $291,435,631)		248,419,114
MUTUAL FUND – 2.8%
Diversified Financial – 2.8%
iShares Russell Midcap Value Index Fund	306,600	7,303,212
		7,303,212
TOTAL MUTUAL FUND (Cost $6,843,657)		7,303,212
TOTAL LONG-TERM INVESTMENTS (Cost $298,279,288)		255,722,326
	Principal Amount
SHORT-TERM INVESTMENTS – 0.7%
Repurchase Agreement – 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$1,872,192	1,872,192
TOTAL SHORT-TERM INVESTMENTS (Cost $1,872,192)		1,872,192
TOTAL INVESTMENTS – 97.8% (Cost $300,151,480) (c)		257,594,518
Other Assets/ (Liabilities) – 2.2%		5,723,795
NET ASSETS – 100.0%		$263,318,313

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $1,872,195. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $1,914,234.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.5%
COMMON STOCK – 94.5%
Advertising – 0.6%
Clear Channel Outdoor Holdings, Inc. Class A (a)	77,000	$282,591
Lamar Advertising Co. Class A (a)	91,000	887,250
Omnicom Group, Inc.	700	16,380
		1,186,221
Aerospace & Defense – 3.1%
Alliant Techsystems, Inc. (a)	29,500	1,975,910
Empresa Brasileira de Aeronautica SA ADR (Brazil)	1,300	17,251
Goodrich Corp.	23,600	894,204
Rockwell Collins, Inc.	88,400	2,885,376
		5,772,741
Agriculture – 0.0%
Lorillard, Inc.	1,100	67,914
Airlines – 0.7%
Southwest Airlines Co.	192,000	1,215,360
Auto Manufacturers – 0.0%
Paccar, Inc.	600	15,456
Automotive & Parts – 0.3%
WABCO Holdings, Inc.	45,200	556,412
Banks – 0.1%
Northern Trust Corp.	1,600	95,712
Beverages – 0.0%
Brown-Forman Corp. Class B	1,275	49,508
Biotechnology – 4.1%
Alexion Pharmaceuticals, Inc. (a)	24,600	926,436
Biogen Idec, Inc. (a)	500	26,210
Charles River Laboratories International, Inc. (a)	900	24,489
Human Genome Sciences, Inc. (a)	87,000	72,210
Illumina, Inc. (a)	51,800	1,929,032
Life Technologies Corp. (a)	1,100	35,728
Martek Biosciences Corp.	1,000	18,250
Millipore Corp. (a)	32,500	1,865,825
Myriad Genetics, Inc. (a)	22,600	1,027,622
Vertex Pharmaceuticals, Inc. (a)	56,500	1,623,245
		7,549,047
Chemicals – 0.2%
Air Products & Chemicals, Inc.	600	33,750
Albemarle Corp.	800	17,416
CF Industries Holdings, Inc.	500	35,565
Ecolab, Inc.	1,900	65,987
Intrepid Potash, Inc. (a)	2,500	46,125
The Sherwin-Williams Co.	900	46,773
Sigma-Aldrich Corp.	1,000	37,790
Terra Industries, Inc.	1,000	28,090
		311,496
Coal – 1.2%
Arch Coal, Inc.	1,200	16,044
CONSOL Energy, Inc.	57,800	1,458,872
Peabody Energy Corp.	28,900	723,656
		2,198,572
Commercial Services – 8.7%
Apollo Group, Inc. Class A (a)	1,200	93,996
DeVry, Inc.	1,500	72,270
Equifax, Inc.	800	19,560
Global Payments, Inc.	76,700	2,562,547
Iron Mountain, Inc. (a)	72,450	1,606,216
ITT Educational Services, Inc. (a)	500	60,710
Manpower, Inc.	39,600	1,248,588
McKesson Corp.	800	28,032
Monster Worldwide, Inc. (a)	2,200	17,930
Moody's Corp.	900	20,628
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands) (a)	500	25,125
Paychex, Inc.	3,400	87,278
Quanta Services, Inc. (a)	120,300	2,580,435
Ritchie Bros. Auctioneers, Inc.	3,200	59,488
Robert Half International, Inc.	107,300	1,913,159
SAIC, Inc. (a)	165,000	3,080,550
Strayer Education, Inc.	100	17,987
VistaPrint Ltd. (a)	800	21,992
Western Union Co.	206,800	2,599,476
		16,115,967
Computers – 2.6%
Cognizant Technology Solutions Corp. Class A (a)	2,100	43,659
DST Systems, Inc. (a)	50,000	1,731,000
IHS, Inc. Class A (a)	28,000	1,153,040
Logitech International SA (a)	1,700	17,476
MICROS Systems, Inc. (a)	58,000	1,087,500
NetApp, Inc. (a)	2,900	43,036
Perot Systems Corp. Class A (a)	1,800	23,184
Seagate Technology	103,500	622,035
Synopsys, Inc. (a)	1,100	22,803
		4,743,733
Cosmetics & Personal Care – 0.0%
Avon Products, Inc.	4,000	76,920
Distribution & Wholesale – 1.1%
Fastenal Co.	46,100	1,482,345
LKQ Corp. (a)	37,000	527,990
W.W. Grainger, Inc.	600	42,108
		2,052,443
Diversified Financial – 3.5%
Ameriprise Financial, Inc.	29,000	594,210
BlackRock, Inc.	300	39,012
CME Group, Inc.	100	24,639
Eaton Vance Corp.	74,600	1,704,610
Federated Investors, Inc. Class B	1,000	22,260
Franklin Resources, Inc.	300	16,161
Interactive Brokers Group, Inc. (a)	49,200	793,596
IntercontinentalExchange, Inc. (a)	18,600	1,385,142
Lazard Ltd. Class A	900	26,460
optionsXpress Holdings, Inc.	1,500	17,055

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Raymond James Financial, Inc.	49,000	$965,300
TD Ameritrade Holding Corp. (a)	73,000	1,008,130
		6,596,575
Electrical Components & Equipment – 2.2%
AMETEK, Inc.	106,300	3,324,001
General Cable Corp. (a)	900	17,838
SunPower Corp. Class B (a)	35,000	693,000
		4,034,839
Electronics – 4.0%
Amphenol Corp. Class A	800	22,792
Cymer, Inc. (a)	800	17,808
Dolby Laboratories, Inc. Class A (a)	57,300	1,954,503
FLIR Systems, Inc. (a)	130,100	2,664,448
II-VI, Inc. (a)	1,100	18,898
Itron, Inc. (a)	23,300	1,103,255
Mettler-Toledo, Inc. (a)	500	25,665
Trimble Navigation Ltd. (a)	2,400	36,672
Waters Corp. (a)	42,000	1,551,900
		7,395,941
Energy — Alternate Sources – 0.3%
First Solar, Inc. (a)	4,200	557,340
Engineering & Construction – 1.0%
Fluor Corp.	1,800	62,190
Foster Wheeler AG (a)	30,200	527,594
McDermott International, Inc. (a)	94,300	1,262,677
		1,852,461
Entertainment – 0.1%
Ascent Media Corp. Series A (a)	5,000	125,000
International Game Technology	2,300	21,206
		146,206
Environmental Controls – 0.3%
EnergySolutions, Inc.	51,000	441,150
Republic Services, Inc.	2,650	45,448
Stericycle, Inc. (a)	1,500	71,595
		558,193
Foods – 0.9%
The Hershey Co.	1,100	38,225
The J.M. Smucker Co.	1,000	37,270
McCormick & Co., Inc.	1,800	53,226
Whole Foods Market, Inc.	96,000	1,612,800
		1,741,521
Health Care — Products – 5.0%
C.R. Bard, Inc.	24,900	1,985,028
Edwards Lifesciences Corp. (a)	37,400	2,267,562
Gen-Probe, Inc. (a)	14,400	656,352
Henry Schein, Inc. (a)	55,900	2,236,559
Hologic, Inc. (a)	1,400	18,326
IDEXX Laboratories, Inc. (a)	6,200	214,396
Intuitive Surgical, Inc. (a)	5,400	514,944
Masimo Corp. (a)	700	20,286
QIAGEN N.V. (a)	74,400	1,187,424
ResMed, Inc. (a)	500	17,670
St. Jude Medical, Inc. (a)	2,700	98,091
Techne Corp.	1,000	54,710
Varian Medical Systems, Inc. (a)	1,200	36,528
		9,307,876
Health Care — Services – 0.8%
Covance, Inc. (a)	600	21,378
DaVita, Inc. (a)	800	35,160
Health Net, Inc. (a)	37,000	535,760
Humana, Inc. (a)	32,700	852,816
Laboratory Corp. of America Holdings (a)	900	52,641
Quest Diagnostics, Inc.	1,200	56,976
		1,554,731
Home Builders – 0.0%
Toll Brothers, Inc. (a)	1,000	18,160
Household Products – 0.0%
The Clorox Co.	1,200	61,776
Insurance – 1.0%
Aon Corp.	1,000	40,820
Arch Capital Group Ltd. (a)	600	32,316
Assurant, Inc.	39,000	849,420
Axis Capital Holdings Ltd.	28,700	646,898
HCC Insurance Holdings, Inc.	1,200	30,228
Principal Financial Group, Inc.	23,000	188,140
RenaissanceRe Holdings Ltd.	600	29,664
W.R. Berkley Corp.	1,200	27,060
		1,844,546
Internet – 4.4%
Amazon.com, Inc. (a)	32,000	2,350,080
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	100	17,660
Check Point Software Technologies Ltd. (a)	800	17,768
Ctrip.com International Ltd. ADR (Cayman Islands)	700	19,180
Digital River, Inc. (a)	800	23,856
Expedia, Inc. (a)	154,200	1,400,136
F5 Networks, Inc. (a)	1,100	23,045
McAfee, Inc. (a)	67,300	2,254,550
Priceline.com, Inc. (a)	4,400	346,632
Sina Corp. (a)	800	18,600
Symantec Corp. (a)	1,300	19,422
VeriSign, Inc. (a)	93,800	1,770,006
		8,260,935
Iron & Steel – 0.0%
Carpenter Technology Corp.	1,300	18,356
Cliffs Natural Resources, Inc.	1,100	19,976
		38,332
Leisure Time – 0.0%
WMS Industries, Inc. (a)	800	16,728
Lodging – 1.5%
Choice Hotels International, Inc.	1,200	30,984
Gaylord Entertainment Co. (a)	51,000	424,830
Marriott International, Inc. Class A	116,400	1,904,304
Starwood Hotels & Resorts Worldwide, Inc.	1,400	17,780
Wynn Resorts Ltd. (a)	19,900	397,403
		2,775,301
Machinery — Construction & Mining – 0.0%
Joy Global, Inc.	1,900	40,470
Machinery — Diversified – 2.8%
Cummins, Inc.	700	17,815
Flowserve Corp.	500	28,060
Graco, Inc.	1,100	18,777

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
IDEX Corp.	77,350	$1,691,644
Roper Industries, Inc.	82,700	3,510,615
Wabtec Corp.	600	15,828
		5,282,739
Manufacturing – 1.4%
Danaher Corp.	28,000	1,518,160
Donaldson Co., Inc.	1,300	34,892
Harsco Corp.	31,800	705,006
ITT Corp.	6,300	242,361
Pall Corp.	1,500	30,645
		2,531,064
Media – 2.8%
Cablevision Systems Corp. Class A	85,900	1,111,546
Discovery Communications, Inc., Series A (a)	55,000	881,100
Discovery Communications, Inc., Series C (a)	63,400	928,810
FactSet Research Systems, Inc.	38,000	1,899,620
The McGraw-Hill Cos., Inc.	1,700	38,879
Rogers Communications, Inc. Class B	10,000	228,300
Shaw Communications, Inc. Class B	1,100	16,665
WPP PLC Sponsored ADR (United Kingdom)	600	16,770
		5,121,690
Metal Fabricate & Hardware – 0.1%
Precision Castparts Corp.	1,100	65,890
Valmont Industries, Inc.	700	35,147
		101,037
Mining – 1.9%
Agnico-Eagle Mines Ltd. (b)	4,400	237,926
Agnico-Eagle Mines Ltd.	59,500	3,386,740
		3,624,666
Oil & Gas – 3.7%
Bill Barrett Corp. (a)	700	15,568
Cabot Oil & Gas Corp.	1,700	40,069
CNX Gas Corp. (a)	73,000	1,730,830
Concho Resources, Inc. (a)	2,500	63,975
Diamond Offshore Drilling, Inc.	600	37,716
EOG Resources, Inc.	28,000	1,533,280
Forest Oil Corp. (a)	2,900	38,135
Murphy Oil Corp.	33,600	1,504,272
Nabors Industries Ltd. (a)	1,600	15,984
Newfield Exploration Co. (a)	1,600	36,320
Sunoco, Inc.	600	15,888
Ultra Petroleum Corp. (a)	34,400	1,234,616
XTO Energy, Inc.	23,000	704,260
		6,970,913
Oil & Gas Services – 3.2%
Baker Hughes, Inc.	500	14,275
BJ Services Co.	130,600	1,299,470
Cameron International Corp. (a)	25,000	548,250
Core Laboratories NV	700	51,212
FMC Technologies, Inc. (a)	56,500	1,772,405
Oceaneering International, Inc. (a)	800	29,496
Smith International, Inc.	94,500	2,029,860
Trican Well Service Ltd.	55,000	281,011
		6,025,979
Pharmaceuticals – 5.9%
Allergan, Inc.	25,100	1,198,776
Amylin Pharmaceuticals, Inc. (a)	28,500	334,875
BioMarin Pharmaceuticals, Inc. (a)	41,800	516,230
Cephalon, Inc. (a)	51,400	3,500,340
DENTSPLY International, Inc.	58,900	1,581,465
Elan Corp. PLC Sponsored ADR (Ireland) (a)	131,000	869,840
Express Scripts, Inc. (a)	2,100	96,957
Mead Johnson Nutrition Co. Class A (a)	1,200	34,644
Medarex, Inc. (a)	30,000	153,900
OSI Pharmaceuticals, Inc. (a)	14,000	535,640
Patterson Cos., Inc. (a)	1,000	18,860
Theravance, Inc. (a)	39,000	663,000
Valeant Pharmaceuticals International (a)	50,000	889,500
Warner Chilcott Ltd. Class A (a)	55,000	578,600
		10,972,627
Pipelines – 0.0%
The Williams Cos., Inc.	1,400	15,932
Real Estate – 0.3%
The St. Joe Co. (a)	30,000	502,200
Retail – 7.6%
Advance Auto Parts, Inc.	1,000	41,080
Bed Bath & Beyond, Inc. (a)	84,900	2,101,275
Best Buy Co., Inc.	14,000	531,440
Carmax, Inc. (a)	73,000	908,120
Chipotle Mexican Grill, Inc. Class B (a)	35,300	2,023,043
Coach, Inc. (a)	2,200	36,740
Copart, Inc. (a)	700	20,762
Dick's Sporting Goods, Inc. (a)	1,200	17,124
Family Dollar Stores, Inc.	1,700	56,729
J. Crew Group, Inc. (a)	46,000	606,280
Men's Wearhouse, Inc.	1,200	18,168
MSC Industrial Direct Co., Inc. Class A	32,000	994,240
O'Reilly Automotive, Inc. (a)	52,000	1,820,520
Panera Bread Co. Class A (a)	9,400	525,460
PetSmart, Inc.	102,500	2,148,400
Ross Stores, Inc.	1,900	68,172
Shoppers Drug Mart Corp.	25,000	859,614
Staples, Inc.	1,500	27,165
Starbucks Corp. (a)	3,800	42,218
Tiffany & Co.	2,000	43,120
Tim Hortons, Inc.	41,500	1,052,855
The TJX Cos., Inc.	3,900	99,996
Tractor Supply Co. (a)	800	28,848
Urban Outfitters, Inc. (a)	1,500	24,555
Williams-Sonoma, Inc.	1,600	16,128
Yum! Brands, Inc.	3,800	104,424
		14,216,476
Semiconductors – 7.2%
Altera Corp.	127,300	2,234,115
Analog Devices, Inc.	2,300	44,321

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Broadcom Corp. Class A (a)	3,800	$75,924
Cree, Inc. (a)	37,000	870,610
Intersil Corp. Class A	92,000	1,058,000
KLA-Tencor Corp.	900	18,000
Lam Research Corp. (a)	700	15,939
Linear Technology Corp.	1,700	39,066
Marvell Technology Group Ltd. (a)	197,600	1,810,016
MEMC Electronic Materials, Inc. (a)	55,000	906,950
Microchip Technology, Inc.	70,900	1,502,371
National Semiconductor Corp.	1,700	17,459
Nvidia Corp. (a)	40,600	400,316
ON Semiconductor Corp. (a)	100,000	390,000
PMC-Sierra, Inc. (a)	142,000	905,960
QLogic Corp. (a)	2,000	22,240
Silicon Laboratories, Inc. (a)	1,000	26,400
Varian Semiconductor Equipment Associates, Inc. (a)	51,000	1,104,660
Xilinx, Inc.	98,700	1,891,092
		13,333,439
Software – 4.0%
Activision Blizzard, Inc. (a)	2,600	27,196
Adobe Systems, Inc. (a)	2,200	47,058
ANSYS, Inc. (a)	1,500	37,650
Autodesk, Inc. (a)	63,500	1,067,435
BMC Software, Inc. (a)	1,500	49,500
Citrix Systems, Inc. (a)	1,500	33,960
Dun & Bradstreet Corp.	800	61,600
Electronic Arts, Inc. (a)	1,400	25,466
Fidelity National Information Services, Inc.	1,000	18,200
Fiserv, Inc. (a)	55,600	2,027,176
Intuit, Inc. (a)	2,400	64,800
MSCI, Inc. Class A (a)	39,000	659,490
Red Hat, Inc. (a)	117,100	2,089,064
Salesforce.com, Inc. (a)	38,200	1,250,286
SEI Investments Co.	1,500	18,315
		7,477,196
Telecommunications – 5.5%
Amdocs Ltd. (a)	92,000	1,703,840
American Tower Corp. Class A (a)	78,100	2,376,583
Crown Castle International Corp. (a)	60,700	1,238,887
JDS Uniphase Corp. (a)	283,500	921,375
Juniper Networks, Inc. (a)	146,000	2,198,760
Leap Wireless International, Inc. (a)	38,200	1,332,034
MetroPCS Communications, Inc. (a)	20,900	356,972
NII Holdings, Inc. (a)	1,700	25,500
SBA Communications Corp. Class A (a)	2,700	62,910
		10,216,861
Toys, Games & Hobbies – 0.0%
Mattel, Inc.	1,600	18,448
Transportation – 0.4%
C.H. Robinson Worldwide, Inc.	1,500	68,415
Expeditors International of Washington, Inc.	2,500	70,725
Landstar System, Inc.	1,800	60,246
UTI Worldwide, Inc.	46,000	549,700
		749,086
TOTAL COMMON STOCK (Cost $235,677,269)		175,969,786
TOTAL EQUITIES (Cost $235,677,269)		175,969,786
WARRANTS – 0.0%
Mining – 0.0%
Agnico-Eagle Mines Ltd., Warrants, Expires 12/03/13, Strike 47.25 (b)	2,200	20,210
TOTAL WARRANTS (Cost $11,000)		20,210
MUTUAL FUND – 0.0%
Diversified Financial – 0.0%
T. Rowe Price Government Reserve Investment Fund	1,000	1,000
		1,000
TOTAL MUTUAL FUND (Cost $1,000)		1,000
TOTAL LONG-TERM INVESTMENTS (Cost $235,689,269)		175,990,996
	Principal Amount
SHORT-TERM INVESTMENTS – 5.8%
Repurchase Agreement – 5.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (c)	$10,754,185	10,754,185
TOTAL SHORT-TERM INVESTMENTS (Cost $10,754,185)		10,754,185
TOTAL INVESTMENTS – 100.3% (Cost $246,443,454) (d)		186,745,181
Other Assets/ (Liabilities) – (0.3)%		(533,959)
NET ASSETS – 100.0%		$186,211,222

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $10,754,200. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $10,970,610.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.1%
COMMON STOCK – 94.1%
Agriculture – 2.9%
Bunge Ltd.	28,600	$1,620,190
Universal Corp.	69,700	2,085,424
		3,705,614
Airlines – 0.9%
Alaska Air Group, Inc. (a)	33,700	592,109
SkyWest, Inc.	51,100	635,684
		1,227,793
Automotive & Parts – 0.3%
ArvinMeritor, Inc.	33,145	26,185
Autoliv, Inc.	19,000	352,830
		379,015
Banks – 1.6%
Synovus Financial Corp.	69,200	224,900
Trustmark Corp.	39,100	718,658
Webster Financial Corp.	96,900	411,825
Whitney Holding Corp.	58,300	667,535
		2,022,918
Beverages – 1.4%
Pepsi Bottling Group, Inc. (The)	84,200	1,864,188
Building Materials – 0.3%
Quanex Building Products Corp.	55,000	418,000
Chemicals – 3.4%
Arch Chemicals, Inc.	45,550	863,628
Celanese Corp. Class A	91,800	1,227,366
Cytec Industries, Inc.	64,200	964,284
Rockwood Holdings, Inc. (a)	110,100	874,194
Westlake Chemical Corp.	35,800	523,754
		4,453,226
Commercial Services – 2.1%
Convergys Corp. (a)	127,100	1,026,968
Hertz Global Holdings, Inc. (a)	143,000	561,990
Kelly Services, Inc. Class A	142,000	1,143,100
		2,732,058
Computers – 4.0%
NCR Corp. (a)	70,500	560,475
Perot Systems Corp. Class A (a)	94,700	1,219,736
SanDisk Corp. (a)	81,300	1,028,445
Western Digital Corp. (a)	124,000	2,398,160
		5,206,816
Distribution & Wholesale – 3.8%
Ingram Micro, Inc. Class A (a)	144,000	1,820,160
Tech Data Corp. (a)	73,800	1,607,364
United Stationers, Inc. (a)	54,200	1,521,936
		4,949,460
Electric – 2.9%
Northeast Utilities	106,600	2,301,494
Portland General Electric Co.	58,725	1,032,973
Reliant Energy, Inc. (a)	156,700	499,873
		3,834,340
Electrical Components & Equipment – 1.0%
EnerSys (a)	105,300	1,276,236
Electronics – 5.8%
Arrow Electronics, Inc. (a)	95,700	1,824,042
AU Optronics Corp. Sponsored ADR (Taiwan)	234,900	1,970,811
Avnet, Inc. (a)	74,400	1,302,744
AVX Corp.	89,000	808,120
Benchmark Electronics, Inc. (a)	51,100	572,320
Flextronics International Ltd. (a)	374,700	1,082,883
		7,560,920
Foods – 6.1%
Del Monte Foods Co.	223,000	1,625,670
Ruddick Corp.	94,400	2,119,280
Smithfield Foods, Inc. (a)	172,400	1,630,904
SuperValu, Inc.	69,800	996,744
Tyson Foods, Inc. Class A	172,000	1,615,080
		7,987,678
Gas – 1.6%
Atmos Energy Corp.	89,500	2,069,240
Hand & Machine Tools – 0.7%
Regal-Beloit Corp.	31,400	962,096
Health Care — Products – 0.5%
Henry Schein, Inc. (a)	15,000	600,150
Health Care — Services – 5.1%
AMERIGROUP Corp. (a)	51,900	1,429,326
Coventry Health Care, Inc. (a)	54,600	706,524
LifePoint Hospitals, Inc. (a)	75,000	1,564,500
Molina Healthcare, Inc. (a)	74,500	1,416,990
Universal Health Services, Inc. Class B	41,000	1,571,940
		6,689,280
Home Builders – 1.3%
Thor Industries, Inc.	111,000	1,733,820
Insurance – 7.7%
Arch Capital Group Ltd. (a)	21,600	1,163,376
Aspen Insurance Holdings Ltd.	86,500	1,942,790
Fidelity National Financial, Inc. Class A	47,800	932,578
Old Republic International Corp.	128,600	1,391,452
PartnerRe Ltd.	11,000	682,770
Platinum Underwriters Holdings Ltd.	66,100	1,874,596
Reinsurance Group of America, Inc. Class A	21,700	702,863
RenaissanceRe Holdings Ltd.	6,100	301,584
StanCorp Financial Group, Inc.	45,800	1,043,324
		10,035,333
Iron & Steel – 1.3%
Reliance Steel & Aluminum Co.	62,500	1,645,625
Leisure Time – 1.1%
Callaway Golf Co.	190,900	1,370,662
Lodging – 0.4%
Boyd Gaming Corp.	148,900	555,397

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery — Construction & Mining – 1.0%
Terex Corp. (a)	135,400	$1,252,450
Machinery — Diversified – 2.4%
Briggs & Stratton Corp.	110,700	1,826,550
Gardner Denver, Inc. (a)	59,100	1,284,834
		3,111,384
Manufacturing – 1.6%
Acuity Brands, Inc.	27,500	619,850
AptarGroup, Inc.	30,460	948,524
Cooper Industries Ltd. Class A	18,900	488,754
		2,057,128
Media – 0.5%
CBS Corp. Class B	141,100	541,824
Gannett Co., Inc.	53,000	116,600
		658,424
Metal Fabricate & Hardware – 2.8%
Commercial Metals Co.	154,400	1,783,320
Mueller Industries, Inc.	84,028	1,822,567
		3,605,887
Oil & Gas – 5.7%
Cimarex Energy Co.	83,900	1,542,082
Denbury Resources, Inc. (a)	98,500	1,463,710
Frontier Oil Corp.	110,800	1,417,132
Helmerich & Payne, Inc.	58,500	1,332,045
Whiting Petroleum Corp. (a)	63,800	1,649,230
		7,404,199
Oil & Gas Services – 0.6%
Oil States International, Inc. (a)	53,100	712,602
Packaging & Containers – 1.5%
Owens-IIlinois, Inc. (a)	53,000	765,320
Sonoco Products Co.	58,300	1,223,134
		1,988,454
Pharmaceuticals – 1.1%
Omnicare, Inc.	57,600	1,410,624
Real Estate – 0.1%
Brookfield Properties Corp.	20,700	118,818
Real Estate Investment Trusts (REITS) – 4.7%
Alexandria Real Estate Equities, Inc.	15,900	578,760
Digital Realty Trust, Inc.	51,400	1,705,452
Home Properties, Inc.	39,000	1,195,350
Mid-America Apartment Communities, Inc.	33,700	1,038,971
Sunstone Hotel Investors, Inc.	95,604	251,439
Tanger Factory Outlet Centers, Inc.	32,400	999,864
Taubman Centers, Inc.	22,500	383,400
		6,153,236
Retail – 6.2%
AutoNation, Inc. (a)	59,600	827,248
Foot Locker, Inc.	215,700	2,260,536
Insight Enterprises, Inc. (a)	116,700	357,102
J.C. Penney Co., Inc.	86,900	1,744,083
Jones Apparel Group, Inc.	29,500	124,490
Limited Brands, Inc.	103,500	900,450
Men's Wearhouse, Inc.	124,500	1,884,930
		8,098,839
Savings & Loans – 2.2%
Astoria Financial Corp.	34,100	313,379
First Niagara Financial Group, Inc.	52,400	571,160
Provident Financial Services, Inc.	39,000	421,590
Washington Federal, Inc.	119,800	1,592,142
		2,898,271
Semiconductors – 3.9%
Amkor Technology, Inc. (a)	146,900	393,692
Siliconware Precision Industries Co. Sponsored ADR (Taiwan)	376,700	2,184,860
Teradyne, Inc. (a)	250,500	1,097,190
Zoran Corp. (a)	157,400	1,385,120
		5,060,862
Telecommunications – 1.9%
Amdocs Ltd. (a)	36,200	670,424
Anixter International, Inc. (a)	42,500	1,346,400
CommScope, Inc. (a)	40,900	464,624
		2,481,448
Textiles – 0.6%
Mohawk Industries, Inc. (a)	25,600	764,672
Transportation – 1.1%
Arkansas Best Corp.	14,500	275,790
Con-way, Inc.	37,900	679,547
Werner Enterprises, Inc.	30,600	462,672
		1,418,009
TOTAL COMMON STOCK (Cost $190,902,923)		122,475,172
TOTAL EQUITIES (Cost $190,902,923)		122,475,172
TOTAL LONG-TERM INVESTMENTS (Cost $190,902,923)		122,475,172
	Principal Amount
SHORT-TERM INVESTMENTS – 3.2%
Repurchase Agreement – 3.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$4,094,195	4,094,195
TOTAL SHORT-TERM INVESTMENTS (Cost $4,094,195)		4,094,195
TOTAL INVESTMENTS – 97.3% (Cost $194,997,118) (c)		126,569,367
Other Assets/ (Liabilities) – 2.7%		3,542,138
NET ASSETS – 100.0%		$130,111,505

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,094,201. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $4,178,328.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.2%
COMMON STOCK – 97.2%
Advertising – 0.1%
inVentiv Health, Inc. (a)	3,471	$28,323
Aerospace & Defense – 2.4%
AAR Corp. (a)	4,052	50,812
Aerovironment, Inc. (a)	1,600	33,440
Cubic Corp.	1,600	40,528
Curtiss-Wright Corp.	4,740	132,957
Esterline Technologies Corp. (a)	3,119	62,973
GenCorp, Inc. (a)	5,204	11,032
Kaman Corp.	2,731	34,247
Moog, Inc. Class A (a)	4,491	102,709
Orbital Sciences Corp. (a)	6,002	71,364
Teledyne Technologies, Inc. (a)	3,711	99,009
Triumph Group, Inc.	1,739	66,430
		705,501
Agriculture – 0.2%
Alliance One International, Inc. (a)	9,405	36,115
The Andersons, Inc.	1,929	27,276
		63,391
Airlines – 0.3%
SkyWest, Inc.	6,000	74,640
Apparel – 1.6%
Carter's, Inc. (a)	5,900	110,979
Crocs, Inc. (a)	8,789	10,459
Deckers Outdoor Corp. (a)	1,413	74,946
Iconix Brand Group, Inc. (a)	6,093	53,923
K-Swiss, Inc. Class A	2,821	24,091
Maidenform Brands, Inc. (a)	2,000	18,320
Oxford Industries, Inc.	1,400	8,638
Perry Ellis International, Inc. (a)	1,235	4,273
Quiksilver, Inc. (a)	13,395	17,146
Skechers U.S.A., Inc. Class A (a)	3,490	23,278
True Religion Apparel, Inc. (a)	1,900	22,439
Volcom, Inc. (a)	1,638	15,889
Wolverine World Wide, Inc.	5,085	79,224
		463,605
Auto Manufacturers – 0.0%
Wabash National Corp.	3,200	3,936
Automotive & Parts – 0.2%
ATC Technology Corp. (a)	2,187	24,494
Spartan Motors, Inc.	3,400	13,668
Standard Motor Products, Inc.	1,300	3,575
Superior Industries International, Inc.	2,428	28,772
		70,509
Banks – 6.8%
Bank Mutual Corp.	5,100	46,206
Boston Private Financial Holdings, Inc.	6,650	23,342
Cascade Bancorp	2,900	4,727
Central Pacific Financial Corp.	3,000	16,800
Columbia Banking System, Inc.	1,900	12,160
Community Bank System, Inc.	3,412	57,151
East West Bancorp, Inc.	6,642	30,354
First Bancorp	7,996	34,063
First Commonwealth Financial Corp.	7,700	68,299
First Financial Bancorp	3,300	31,449
First Financial Bankshares, Inc.	2,200	105,974
First Midwest Bancorp, Inc.	5,136	44,118
Frontier Financial Corp.	5,010	5,511
Glacier Bancorp, Inc.	6,399	100,528
Hancock Holding Co.	2,510	78,513
Hanmi Financial Corp.	3,900	5,070
Home Bancshares, Inc.	1,400	27,958
Independent Bank Corp.	2,120	4,961
Independent Bank Corp.	1,700	25,075
Irwin Financial Corp. (a)	2,000	3,900
Nara Bancorp, Inc.	2,300	6,762
National Penn Bancshares, Inc.	8,553	70,990
NBT Bancorp, Inc.	3,400	73,576
Old National Bancorp	6,998	78,168
PrivateBancorp, Inc.	2,902	41,963
Prosperity Bancshares, Inc.	4,309	117,851
Provident Bankshares Corp.	3,511	24,753
S&T Bancorp, Inc.	2,500	53,025
Signature Bank (a)	3,662	103,378
The South Financial Group, Inc.	8,413	9,254
Sterling Bancorp	1,900	18,810
Sterling Bancshares, Inc.	7,641	49,972
Sterling Financial Corp.	5,454	11,290
Susquehanna Bancshares, Inc.	9,074	84,660
Tompkins Financial Corp.	699	30,057
Trustco Bank Corp. NY	7,900	47,558
UCBH Holdings, Inc.	11,942	18,032
UMB Financial Corp.	3,138	133,334
Umpqua Holdings Corp.	6,354	57,567
United Bankshares, Inc.	4,022	69,339
United Community Banks	4,353	18,109
Whitney Holding Corp.	6,726	77,013
Wilshire Bancorp, Inc.	2,057	10,614
Wintrust Financial Corp.	2,476	30,455
		1,962,689
Beverages – 0.5%
Boston Beer Co., Inc. Class A (a)	1,000	20,860
Green Mountain Coffee Roasters, Inc. (a)	1,852	88,896
Peet's Coffee & Tea, Inc. (a)	1,200	25,944
		135,700
Biotechnology – 0.9%
Arqule, Inc. (a)	3,000	12,420
Cambrex Corp. (a)	3,000	6,840
CryoLife, Inc. (a)	2,926	15,157
Enzo Biochem, Inc. (a)	3,400	13,668
Integra LifeSciences Holdings Corp. (a)	2,036	50,350
Martek Biosciences Corp.	3,496	63,802

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	6,636	$91,975
		254,212
Building Materials – 1.4%
Apogee Enterprises, Inc.	2,905	31,897
Drew Industries, Inc. (a)	2,067	17,942
Eagle Materials, Inc.	4,600	111,550
Gibraltar Industries, Inc.	2,847	13,438
NCI Building Systems, Inc. (a)	2,174	4,826
Quanex Building Products Corp.	3,974	30,202
Simpson Manufacturing Co., Inc.	3,906	70,386
Texas Industries, Inc.	2,875	71,875
Universal Forest Products, Inc.	1,724	45,876
		397,992
Chemicals – 1.5%
A. Schulman, Inc.	2,700	36,585
American Vanguard Corp.	2,100	27,090
Arch Chemicals, Inc.	2,617	49,618
Balchem Corp.	1,900	47,747
H.B. Fuller Co.	5,082	66,066
NewMarket Corp.	1,325	58,697
OM Group, Inc. (a)	3,172	61,283
Penford Corp.	1,200	4,356
PolyOne Corp. (a)	9,865	22,788
Quaker Chemical Corp.	1,100	8,734
Stepan Co.	775	21,158
Zep, Inc.	2,200	22,506
		426,628
Commercial Services – 6.0%
Aaron Rents, Inc.	5,645	150,496
ABM Industries, Inc.	4,641	76,112
Administaff, Inc.	2,253	47,606
American Public Education, Inc. (a)	1,700	71,502
AMN Healthcare Services, Inc. (a)	3,378	17,228
Arbitron, Inc.	2,824	42,388
Bankrate, Inc. (a)	1,418	35,379
Bowne & Co., Inc.	2,872	9,219
Capella Education Co. (a)	1,500	79,500
CDI Corp.	1,326	12,889
Chemed Corp.	2,335	90,831
Coinstar, Inc. (a)	3,097	101,458
Consolidated Graphics, Inc. (a)	1,142	14,526
Corvel Corp. (a)	866	17,511
Cross Country Healthcare, Inc. (a)	3,200	20,960
Forrester Research, Inc. (a)	1,600	32,896
The Geo Group, Inc. (a)	5,400	71,550
Gevity HR, Inc.	2,500	9,875
Healthcare Services Group, Inc.	4,496	67,305
Healthspring, Inc. (a)	5,180	43,357
Heartland Payment Systems, Inc.	2,600	17,186
Heidrick & Struggles International, Inc.	1,723	30,566
Hillenbrand, Inc.	6,556	104,962
HMS Holdings Corp. (a)	2,688	88,435
Kendle International, Inc. (a)	1,352	28,338
Landauer, Inc.	1,000	50,680
Live Nation, Inc. (a)	8,253	22,036
Maximus, Inc.	1,793	71,469
Midas, Inc. (a)	1,500	11,880
On Assignment, Inc. (a)	3,700	10,027
PAREXEL International Corp. (a)	5,973	58,117
Pre-Paid Legal Services, Inc. (a)	739	21,453
Rewards Network, Inc. (a)	2,700	9,450
Spherion Corp. (a)	5,600	11,648
Startek, Inc. (a)	1,400	4,340
Ticketmaster (a)	4,200	15,498
TrueBlue, Inc. (a)	4,534	37,405
Universal Technical Institute, Inc. (a)	2,270	27,240
Viad Corp.	2,127	30,033
Volt Information Sciences, Inc. (a)	1,300	8,645
Wright Express Corp. (a)	3,966	72,261
		1,744,257
Computers – 2.2%
Agilysys, Inc.	2,393	10,290
CACI International, Inc. Class A (a)	3,144	114,724
Catapult Communications Corp. (a)	982	6,844
Ciber, Inc. (a)	6,428	17,548
Hutchinson Technology, Inc. (a)	2,421	6,295
Integral Systems, Inc. (a)	1,900	16,340
Manhattan Associates, Inc. (a)	2,463	42,659
Mercury Computer Systems, Inc. (a)	2,400	13,272
MICROS Systems, Inc. (a)	8,365	156,844
MTS Systems Corp.	1,769	40,245
Radiant Systems, Inc. (a)	2,900	12,789
RadiSys Corp. (a)	2,400	14,544
Stratasys, Inc. (a)	2,200	18,194
SYKES Enterprises, Inc. (a)	3,466	57,640
Synaptics, Inc. (a)	3,650	97,674
		625,902
Cosmetics & Personal Care – 0.4%
Chattem, Inc. (a)	2,021	113,277
Distribution & Wholesale – 1.5%
Brightpoint, Inc. (a)	5,472	23,420
Fossil, Inc. (a)	4,620	72,534
MWI Veterinary Supply, Inc. (a)	1,300	37,024
Pool Corp.	5,001	67,013
ScanSource, Inc. (a)	2,726	50,649
United Stationers, Inc. (a)	2,407	67,589
Watsco, Inc.	2,971	101,103
		419,332
Diversified Financial – 2.4%
Financial Federal Corp.	2,658	56,297
Greenhill & Co., Inc.	1,900	140,315
Investment Technology Group, Inc. (a)	4,525	115,478
LaBranche & Co., Inc. (a)	5,513	20,619
National Financial Partners Corp.	4,147	13,270
optionsXpress Holdings, Inc.	4,400	50,028
Piper Jaffray Cos. (a)	1,565	40,361
Portfolio Recovery Associates, Inc. (a)	1,620	43,481
Stifel Financial Corp. (a)	2,826	122,394
SWS Group, Inc.	2,879	44,711

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TradeStation Group, Inc. (a)	3,333	$21,998
World Acceptance Corp. (a)	1,722	29,446
		698,398
Electric – 2.2%
Allete, Inc.	2,808	74,945
Avista Corp.	5,657	77,953
Central Vermont Public Service Corp.	1,200	20,760
CH Energy Group, Inc.	1,700	79,730
Cleco Corp.	6,372	138,209
El Paso Electric Co. (a)	4,662	65,688
UIL Holdings Corp.	2,666	59,505
Unisource Energy Corp.	3,725	105,008
		621,798
Electrical Components & Equipment – 0.6%
Advanced Energy Industries, Inc. (a)	3,424	25,783
Belden, Inc.	4,871	60,936
C&D Technologies, Inc. (a)	2,741	5,071
Greatbatch, Inc. (a)	2,400	46,440
Littelfuse, Inc. (a)	2,300	25,277
Magnetek, Inc. (a)	3,700	6,660
Vicor Corp.	2,000	9,780
		179,947
Electronics – 3.4%
American Science & Engineering, Inc.	920	51,336
Analogic Corp.	1,389	44,476
Axsys Technologies, Inc. (a)	971	40,821
Bel Fuse, Inc. Class B	1,300	17,472
Benchmark Electronics, Inc. (a)	6,850	76,720
Brady Corp. Class A	5,388	94,991
Checkpoint Systems, Inc. (a)	4,021	36,068
CTS Corp.	3,500	12,635
Cymer, Inc. (a)	3,051	67,915
Daktronics, Inc.	3,554	23,279
Dionex Corp. (a)	1,936	91,476
Electro Scientific Industries, Inc. (a)	2,800	16,576
Faro Technologies, Inc. (a)	1,766	23,735
FEI Co. (a)	3,854	59,467
II-VI, Inc. (a)	2,516	43,225
Keithley Instruments, Inc.	1,600	5,424
Lo-Jack Corp. (a)	2,000	9,060
Methode Electronics, Inc.	4,000	14,320
Newport Corp. (a)	3,800	16,796
Park Electrochemical Corp.	2,144	37,048
Plexus Corp. (a)	4,081	56,400
Rogers Corp. (a)	1,642	31,001
Sonic Solutions, Inc. (a)	2,800	3,360
Technitrol, Inc.	4,378	7,486
TTM Technologies, Inc. (a)	4,454	25,833
Watts Water Technologies, Inc. Class A	3,055	59,756
		966,676
Energy — Alternate Sources – 0.0%
Headwaters, Inc. (a)	4,399	13,813
Engineering & Construction – 0.7%
Emcor Group, Inc. (a)	6,850	117,614
Insituform Technologies, Inc. Class A (a)	4,017	62,826
Stanley, Inc. (a)	1,400	35,546
		215,986
Entertainment – 0.2%
Pinnacle Entertainment, Inc. (a)	6,441	45,344
Shuffle Master, Inc. (a)	5,894	16,916
		62,260
Environmental Controls – 0.8%
Calgon Carbon Corp. (a)	5,664	80,259
Darling International, Inc. (a)	8,613	31,954
TETRA Technologies, Inc. (a)	6,263	127,640
		239,853
Foods – 2.1%
Cal-Maine Foods, Inc.	1,300	29,107
Diamond Foods, Inc.	1,700	47,481
Great Atlantic & Pacific Tea Co. (a)	3,168	16,822
Hain Celestial Group, Inc. (a)	4,298	61,203
J&J Snack Foods Corp.	1,500	51,885
Lance, Inc.	3,332	69,372
Nash Finch Co.	1,341	37,669
Sanderson Farms, Inc.	1,823	68,454
Spartan Stores, Inc.	2,353	36,260
TreeHouse Foods, Inc. (a)	3,335	96,015
United Natural Foods, Inc. (a)	4,453	84,473
		598,741
Forest Products & Paper – 0.8%
Buckeye Technologies, Inc. (a)	4,100	8,733
Clearwater Paper Corp. (a)	1,200	9,636
Deltic Timber Corp.	1,118	44,061
Neenah Paper, Inc.	1,508	5,474
Rock-Tenn Co. Class A	4,024	108,849
Schweitzer-Mauduit International, Inc.	1,600	29,536
Wausau Paper Corp.	5,100	26,826
		233,115
Gas – 3.4%
Atmos Energy Corp.	9,687	223,963
The Laclede Group, Inc.	2,268	88,407
New Jersey Resources Corp.	4,469	151,857
Northwest Natural Gas Co.	2,838	123,226
Piedmont Natural Gas Co., Inc.	7,650	198,058
South Jersey Industries, Inc.	3,088	108,080
Southwest Gas Corp.	4,614	97,217
		990,808
Hand & Machine Tools – 0.6%
Baldor Electric Co.	4,882	70,740
Regal-Beloit Corp.	3,264	100,009
		170,749
Health Care — Products – 3.6%
Abaxis, Inc. (a)	2,315	39,911
American Medical Systems Holdings, Inc. (a)	7,666	85,476
CONMED Corp. (a)	3,056	44,037
Cyberonics, Inc. (a)	2,515	33,374
Haemonetics Corp. (a)	2,665	146,788
ICU Medical, Inc. (a)	1,317	42,302
Invacare Corp.	3,295	52,819
Kensey Nash Corp. (a)	1,200	25,524
LCA-Vision, Inc.	1,977	5,753

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Meridian Bioscience, Inc.	4,243	$76,883
Merit Medical Systems, Inc. (a)	2,912	35,556
Natus Medical, Inc. (a)	2,900	24,679
Osteotech, Inc. (a)	2,100	7,329
Palomar Medical Technologies, Inc. (a)	1,900	13,794
PSS World Medical, Inc. (a)	6,441	92,428
SurModics, Inc. (a)	1,530	27,922
Symmetry Medical, Inc. (a)	3,756	23,700
The Cooper Cos., Inc.	4,765	125,987
West Pharmaceutical Services, Inc.	3,384	111,029
Zoll Medical Corp. (a)	2,225	31,951
		1,047,242
Health Care — Services – 3.3%
Air Methods Corp. (a)	1,118	18,905
Almost Family, Inc. (a)	673	12,848
Amedisys, Inc. (a)	2,862	78,676
AMERIGROUP Corp. (a)	5,574	153,508
AmSurg Corp. (a)	3,256	51,608
Bio-Reference Labs, Inc. (a)	1,200	25,092
Centene Corp. (a)	4,473	80,604
Gentiva Health Services, Inc. (a)	2,992	45,478
Healthways, Inc. (a)	3,585	31,440
LHC Group, Inc. (a)	1,542	34,356
Magellan Health Services, Inc. (a)	3,890	141,752
Medcath Corp. (a)	2,036	14,802
Mednax, Inc. (a)	4,779	140,837
Molina Healthcare, Inc. (a)	1,500	28,530
Odyssey Healthcare, Inc. (a)	3,400	32,980
RehabCare Group, Inc. (a)	1,880	32,787
Res-Care, Inc. (a)	2,700	39,312
		963,515
Home Builders – 0.3%
M/I Homes, Inc.	1,415	9,891
Meritage Home Corp. (a)	3,315	37,857
Skyline Corp.	700	13,307
Standard Pacific Corp. (a)	9,680	8,518
Winnebago Industries, Inc.	3,053	16,212
		85,785
Home Furnishing – 0.3%
Audiovox Corp. Class A (a)	1,900	6,517
Ethan Allen Interiors, Inc.	2,986	33,622
La-Z-Boy, Inc.	5,500	6,875
Universal Electronics, Inc. (a)	1,504	27,223
		74,237
Household Products – 0.5%
Central Garden & Pet Co. Class A (a)	7,500	56,400
Helen of Troy Ltd. (a)	3,200	44,000
Russ Berrie & Co., Inc. (a)	1,700	2,244
The Standard Register Co.	1,300	5,954
WD-40 Co.	1,768	42,680
		151,278
Housewares – 0.4%
National Presto Industries, Inc.	545	33,250
The Toro Co.	3,755	90,796
		124,046
Insurance – 3.3%
American Physicians Capital, Inc.	843	34,496
Amerisafe, Inc. (a)	2,000	30,640
Delphi Financial Group, Inc. Class A	4,332	58,309
eHealth, Inc. (a)	2,600	41,626
Infinity Property & Casualty Corp.	1,516	51,438
Navigators Group, Inc. (a)	1,364	64,353
Presidential Life Corp.	2,200	17,138
ProAssurance Corp. (a)	3,449	160,792
RLI Corp.	1,814	91,063
Safety Insurance Group, Inc.	1,700	52,836
Selective Insurance Group	5,542	67,391
Stewart Information Services Corp.	1,863	36,328
Tower Group, Inc.	3,643	89,727
United Fire & Casualty Co.	2,398	52,660
Zenith National Insurance Corp.	3,925	94,632
		943,429
Internet – 2.2%
Blue Coat Systems, Inc. (a)	4,119	49,469
Blue Nile, Inc. (a)	1,479	44,592
Comscore, Inc. (a)	1,900	22,971
CyberSources Corp. (a)	7,299	108,098
DealerTrack Holdings, Inc. (a)	4,178	54,732
eResearch Technology, Inc. (a)	4,500	23,670
InfoSpace, Inc. (a)	3,600	18,720
j2 Global Communications, Inc. (a)	4,606	100,825
The Knot, Inc. (a)	3,053	25,035
NutriSystem, Inc.	3,216	45,892
PC-Tel, Inc.	2,000	8,600
Perficient, Inc. (a)	3,382	18,263
Stamps.com, Inc. (a)	1,500	14,550
United Online, Inc.	8,541	38,093
Websense, Inc. (a)	4,721	56,652
		630,162
Iron & Steel – 0.0%
Olympic Steel, Inc.	902	13,683
Leisure Time – 0.9%
Arctic Cat, Inc.	1,300	4,979
Brunswick Corp.	9,193	31,716
Interval Leisure Group, Inc. (a)	4,100	21,730
Multimedia Games, Inc. (a)	2,500	5,375
Nautilus, Inc. (a)	2,500	1,575
Polaris Industries, Inc.	3,442	73,797
WMS Industries, Inc. (a)	5,229	109,338
		248,510
Lodging – 0.1%
Marcus Corp.	2,200	18,700
Monarch Casino & Resort, Inc. (a)	1,200	6,192
		24,892
Machinery — Construction & Mining – 0.2%
Astec Industries, Inc. (a)	2,047	53,693

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery — Diversified – 1.8%
Albany International Corp. Class A	2,812	$25,449
Applied Industrial Technologies, Inc.	3,796	64,038
Briggs & Stratton Corp.	5,232	86,328
Cascade Corp.	900	15,867
Cognex Corp.	4,088	54,575
Gardner Denver, Inc. (a)	5,394	117,266
Gerber Scientific, Inc. (a)	2,500	5,975
Intermec, Inc. (a)	5,100	53,040
Intevac, Inc. (a)	2,253	11,738
Lindsay Corp.	1,288	34,776
Robbins & Myers, Inc.	3,424	51,942
		520,994
Manufacturing – 2.7%
A.O. Smith Corp.	2,304	58,015
Actuant Corp. Class A	5,900	60,947
Acuity Brands, Inc.	4,300	96,922
AZZ, Inc. (a)	1,300	34,307
Barnes Group, Inc.	4,400	47,036
Ceradyne, Inc. (a)	2,700	48,951
Clarcor, Inc.	5,277	132,927
EnPro Industries, Inc. (a)	2,149	36,748
ESCO Technologies, Inc. (a)	2,700	104,490
Griffon Corp. (a)	5,076	38,070
John Bean Technologies Corp.	2,900	30,334
Lydall, Inc. (a)	1,800	5,346
Myers Industries, Inc.	3,000	18,420
Standex International Corp.	1,300	11,960
Sturm, Ruger & Co., Inc. (a)	2,000	24,660
Tredegar Corp.	2,000	32,660
		781,793
Media – 0.0%
The E.W. Scripps Co. Class A	3,166	4,274
Metal Fabricate & Hardware – 1.2%
A.M. Castle & Co.	1,783	15,904
Circor International, Inc.	1,800	40,536
Kaydon Corp.	3,526	96,366
Lawson Products, Inc.	480	5,842
Mueller Industries, Inc.	3,922	85,068
Valmont Industries, Inc.	1,786	89,675
		333,391
Mining – 0.4%
Amcol International Corp.	2,389	35,453
Brush Engineered Materials, Inc. (a)	2,083	28,891
Century Aluminum Co. (a)	5,819	12,278
RTI International Metals, Inc. (a)	2,448	28,642
		105,264
Office Furnishings – 0.1%
Interface, Inc. Class A	5,950	17,790
Oil & Gas – 1.4%
Atwood Oceanics, Inc. (a)	5,836	96,819
Holly Corp.	4,400	93,280
Penn Virginia Corp.	4,365	47,928
Petroleum Development Corp. (a)	1,546	18,258
PetroQuest Energy, Inc. (a)	4,531	10,874
Pioneer Drilling Co. (a)	5,213	17,099
St. Mary Land & Exploration Co.	6,561	86,802
Stone Energy Corp. (a)	3,644	12,135
Swift Energy Co. (a)	3,196	23,331
		406,526
Oil & Gas Services – 2.0%
Basic Energy Services, Inc. (a)	2,438	15,774
CARBO Ceramics, Inc.	2,069	58,842
Dril-Quip, Inc. (a)	3,151	96,736
Gulf Island Fabrication, Inc.	1,432	11,470
Hornbeck Offshore Services, Inc. (a)	2,422	36,911
ION Geophysical Corp. (a)	9,040	14,103
Lufkin Industries, Inc.	1,539	58,297
Matrix Service Co. (a)	2,684	22,063
NATCO Group, Inc. Class A (a)	2,117	40,075
Oil States International, Inc. (a)	5,200	69,784
SEACOR Holdings, Inc. (a)	2,075	120,993
Superior Well Services, Inc. (a)	1,781	9,137
TETRA Technologies, Inc. (a)	7,821	25,418
		579,603
Pharmaceuticals – 1.7%
Cubist Pharmaceuticals, Inc. (a)	6,054	99,043
HealthExtras, Inc. (a)	4,046	80,192
Mannatech, Inc.	1,700	5,661
Neogen Corp. (a)	1,600	34,928
Noven Pharmaceuticals, Inc. (a)	2,600	24,648
Par Pharmaceutical Cos., Inc. (a)	3,600	34,092
PetMed Express, Inc. (a)	2,500	41,200
PharMerica Corp. (a)	3,186	53,015
Salix Pharmaceuticals Ltd. (a)	5,000	47,500
Savient Pharmaceuticals, Inc. (a)	4,907	24,290
Theragenics Corp. (a)	4,000	4,880
Viropharma, Inc. (a)	8,131	42,688
		492,137
Real Estate – 0.1%
Forestar Real Estate Group, Inc. (a)	3,723	28,481
Real Estate Investment Trusts (REITS) – 5.1%
Acadia Realty Trust	3,466	36,774
BioMed Realty Trust, Inc.	8,412	56,949
Cedar Shopping Centers, Inc.	4,700	8,178
Colonial Properties Trust	5,064	19,294
DiamondRock Hospitality Co.	9,456	37,919
Eastgroup Properties	2,639	74,077
Entertainment Properties Trust	3,651	57,540
Extra Space Storage, Inc.	8,924	49,171
Franklin Street Properties Corp.	6,200	76,260
Home Properties, Inc.	3,519	107,857
Inland Real Estate Corp.	6,019	42,675
Kilroy Realty Corp.	3,422	58,824
Kite Realty Group Trust	3,506	8,590
LaSalle Hotel Properties	4,300	25,112
Lexington Realty Trust	8,027	19,104
LTC Properties, Inc.	2,406	42,201

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Medical Properties Trust, Inc.	8,248	$30,105
Mid-America Apartment Communities, Inc.	2,920	90,024
National Retail Properties, Inc.	8,397	133,008
Parkway Properties, Inc.	1,649	16,985
Pennsylvania Real Estate Investment Trust	4,197	14,899
Post Properties, Inc.	4,600	46,644
PS Business Parks, Inc.	1,616	59,550
Senior Housing Properties Trust	12,758	178,867
Sovran Self Storage, Inc.	2,311	46,405
Tanger Factory Outlet Centers, Inc.	3,314	102,270
Urstadt Biddle Properties, Inc. Class A	2,200	29,524
		1,468,806
Retail – 8.1%
Big 5 Sporting Goods Corp.	2,300	13,501
Brown Shoe Co., Inc.	4,450	16,687
The Buckle, Inc.	2,500	79,825
Buffalo Wild Wings, Inc. (a)	1,839	67,271
Cabelas, Inc. (a)	4,079	37,160
California Pizza Kitchen, Inc. (a)	2,491	32,582
Casey's General Stores, Inc.	5,279	140,738
Cash America International, Inc.	3,135	49,094
Cato Corp. Class A	3,100	56,668
CEC Entertainment, Inc. (a)	2,370	61,336
Charlotte Russe Holding, Inc. (a)	2,162	17,620
Children's Place (a)	2,508	54,900
Christopher & Banks Corp.	3,800	15,542
CKE Restaurants, Inc.	5,678	47,695
Cracker Barrel Old Country Store, Inc.	2,300	65,872
DineEquity, Inc.	1,646	19,522
Dress Barn, Inc. (a)	4,741	58,267
The Finish Line, Inc. Class A	5,869	38,853
First Cash Financial Services, Inc. (a)	2,700	40,284
Fred's, Inc. Class A	4,187	47,229
Genesco, Inc. (a)	1,948	36,681
Group 1 Automotive, Inc.	2,453	34,268
The Gymboree Corp. (a)	3,027	64,626
Haverty Furniture Cos., Inc.	2,000	21,060
Hibbett Sports, Inc. (a)	2,974	57,160
Hot Topic, Inc. (a)	4,600	51,474
HSN, Inc. (a)	4,100	21,074
Insight Enterprises, Inc. (a)	4,800	14,688
Jack in the Box, Inc. (a)	5,940	138,343
Jo-Ann Stores, Inc. (a)	2,709	44,265
Jos. A. Bank Clothiers, Inc. (a)	1,927	53,590
Landrys Restaurants, Inc.	1,346	7,026
Lithia Motors, Inc. Class A	1,967	4,426
Liz Claiborne, Inc.	10,000	24,700
MarineMax, Inc. (a)	1,960	3,842
Men's Wearhouse, Inc.	5,452	82,543
Movado Group, Inc.	1,900	14,326
O' Charley's, Inc.	2,300	6,923
OfficeMax, Inc.	8,296	25,883
P.F. Chang's China Bistro, Inc. (a)	2,515	57,543
Papa John's International, Inc. (a)	2,222	50,817
The PEP Boys-Manny Moe & Jack	4,600	20,286
Red Robin Gourmet Burgers, Inc. (a)	1,587	27,979
Ruby Tuesday, Inc. (a)	5,652	16,504
Ruth's Chris Steak House (a)	2,000	2,420
School Specialty, Inc. (a)	1,701	29,921
Sonic Automotive, Inc. Class A	3,000	4,800
Sonic Corp. (a)	6,472	64,849
Stage Stores, Inc.	3,996	40,280
The Steak'n Shake Co. (a)	3,000	22,710
Stein Mart, Inc. (a)	2,700	7,803
Texas Roadhouse, Inc. Class A (a)	5,373	51,205
Tractor Supply Co. (a)	3,390	122,243
Tuesday Morning Corp. (a)	3,200	4,064
Tween Brands, Inc. (a)	2,575	5,510
World Fuel Services Corp.	3,101	98,085
Zale Corp. (a)	3,289	6,414
Zumiez, Inc. (a)	2,133	20,690
		2,321,667
Savings & Loans – 0.3%
Brookline Bancorp, Inc.	6,100	57,950
Dime Community Bancshares	2,700	25,326
Flagstar Bancorp, Inc. (a)	5,200	3,900
Guaranty Financial Group, Inc. (a)	11,400	11,970
		99,146
Semiconductors – 4.0%
Actel Corp. (a)	2,700	27,324
ATMI, Inc. (a)	3,280	50,610
Brooks Automation, Inc. (a)	6,673	30,763
Cabot Microelectronics Corp. (a)	2,432	58,441
Cohu, Inc.	2,400	17,280
Cypress Semiconductor Corp. (a)	14,500	98,165
Diodes, Inc. (a)	3,391	35,978
DSP Group, Inc. (a)	2,893	12,498
Exar Corp. (a)	4,493	28,036
Hittite Microwave Corp. (a)	2,000	62,400
Kopin Corp. (a)	7,600	17,632
Kulicke & Soffa Industries, Inc. (a)	6,016	15,762
Micrel, Inc.	4,945	34,813
Microsemi Corp. (a)	8,514	98,762
MKS Instruments, Inc. (a)	5,167	75,800
Pericom Semiconductor Corp. (a)	2,657	19,423
Rudolph Technologies, Inc. (a)	3,166	9,593
Skyworks Solutions, Inc. (a)	17,357	139,897
Standard Microsystems Corp. (a)	2,300	42,780
Supertex, Inc. (a)	1,400	32,340
TriQuint Semiconductor, Inc. (a)	15,100	37,297
Ultratech, Inc. (a)	2,437	30,438
Varian Semiconductor Equipment Associates, Inc. (a)	7,650	165,699

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Veeco Instruments, Inc. (a)	3,353	$22,365
		1,164,096
Software – 4.1%
Avid Technology, Inc. (a)	3,200	29,248
Blackbaud, Inc.	4,576	53,127
Commvault Systems, Inc. (a)	4,300	47,171
Computer Programs & Systems, Inc.	982	32,671
Concur Technologies, Inc. (a)	4,359	83,649
CSG Systems International, Inc. (a)	3,691	52,708
Digi International, Inc. (a)	2,700	20,709
Ebix, Inc. (a)	942	23,409
Eclipsys Corp. (a)	5,800	58,812
Epicor Software Corp. (a)	6,255	23,832
EPIQ Systems, Inc. (a)	3,749	67,594
Informatica Corp. (a)	9,261	122,801
JDA Software Group, Inc. (a)	2,854	32,964
Omnicell, Inc. (a)	3,294	25,759
Phase Forward, Inc. (a)	4,491	57,440
Phoenix Technologies Ltd. (a)	2,928	4,743
Progress Software Corp. (a)	4,142	71,905
Quality Systems, Inc.	1,907	86,292
Smith Micro Software, Inc. (a)	2,900	15,167
SPSS, Inc. (a)	1,894	53,846
SYNNEX Corp. (a)	1,913	37,629
Take Two Interactive Software, Inc.	8,167	68,194
Taleo Corp. Class A (a)	3,200	37,824
THQ, Inc. (a)	7,053	21,441
Tyler Technologies, Inc. (a)	3,100	45,353
		1,174,288
Storage & Warehousing – 0.1%
Mobile Mini, Inc. (a)	3,645	41,990
Telecommunications – 2.9%
Adaptec, Inc. (a)	12,700	30,480
Anixter International, Inc. (a)	3,177	100,647
Applied Signal Technology, Inc.	1,300	26,299
Arris Group, Inc. (a)	13,057	96,230
Black Box Corp.	1,851	43,702
Comtech Telecommunications (a)	2,916	72,229
EMS Technologies, Inc. (a)	1,600	27,936
Fairpoint Communications, Inc.	9,734	7,593
General Communication, Inc. Class A (a)	4,600	30,728
Harmonic, Inc. (a)	9,905	64,383
Iowa Telecommunications Services, Inc.	3,300	37,818
Netgear, Inc. (a)	3,643	43,898
Network Equipment Technologies, Inc. (a)	2,900	10,266
Neutral Tandem, Inc. (a)	1,900	46,759
Novatel Wireless, Inc. (a)	3,139	17,641
Symmetricom, Inc. (a)	4,900	17,150
Tekelec (a)	6,900	91,287
Tollgrade Communications, Inc. (a)	1,500	8,700
Viasat, Inc. (a)	2,800	58,296
		832,042
Textiles – 0.3%
G&K Services, Inc. Class A	2,019	38,179
UniFirst Corp.	1,521	42,345
		80,524
Toys, Games & Hobbies – 0.2%
JAKKS Pacific, Inc. (a)	2,862	35,346
RC2 Corp. (a)	1,764	9,296
		44,642
Transportation – 2.2%
Arkansas Best Corp.	2,694	51,240
Bristow Group, Inc. (a)	3,027	64,869
Forward Air Corp.	3,009	48,836
Heartland Express, Inc.	5,652	83,706
Hub Group, Inc. Class A (a)	3,953	67,201
Kirby Corp. (a)	5,647	150,436
Knight Transportation, Inc.	6,028	91,385
Old Dominion Freight Line, Inc. (a)	2,858	67,134
		624,807
Water – 0.2%
American States Water Co.	1,800	65,376
TOTAL COMMON STOCK (Cost $52,435,333)		28,030,147
TOTAL EQUITIES (Cost $52,435,333)		28,030,147
MUTUAL FUND – 0.1%
Diversified Financial – 0.1%
iShares S&P SmallCap 600 Index Fund	573	20,909
		20,909
TOTAL MUTUAL FUND (Cost $35,710)		20,909
TOTAL LONG-TERM INVESTMENTS (Cost $52,471,043)		28,051,056
	Principal Amount
SHORT-TERM INVESTMENTS – 2.4%
Repurchase Agreement – 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$568,909	568,909
U.S. Treasury Bills – 0.4%
U.S. Treasury Bill, 0.001%, due 5/14/09 (c)	10,000	10,000
U.S. Treasury Bill, 0.100%, due 5/14/09 (c)	100,000	99,988
U.S. Treasury Bill, 1.434%, due 5/14/09 (c)	20,000	19,965
		129,953
TOTAL SHORT-TERM INVESTMENTS (Cost $698,862)		698,862

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS – 99.7% (Cost $53,169,905) (d)	$28,749,918
Other Assets/ (Liabilities) – 0.3%	83,221
NET ASSETS – 100.0%	$28,833,139

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $568,909. Collateralized by U.S. Government Agency obligations with a rate of 4.006%, maturity date of 10/01/41, and an aggregate market value, including accrued interest, of $580,862.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.2%
COMMON STOCK – 96.2%
Advertising – 1.4%
Ipsos	6,722	$147,785
Teleperformance	5,140	141,326
		289,111
Aerospace & Defense – 1.0%
BAE Systems PLC	16,430	78,551
Raytheon Co.	3,270	127,334
		205,885
Auto Manufacturers – 0.4%
Toyota Motor Corp. Sponsored ADR (Japan)	1,200	75,960
Automotive & Parts – 0.5%
Hyundai Mobis	1,945	113,685
Banks – 6.8%
Bank of America Corp.	15,964	108,874
Bank of China Ltd.	287,100	95,609
The Bank of New York Mellon Corp.	12,050	340,413
DnB NOR ASA	41,925	189,230
PNC Financial Services Group, Inc.	3,150	92,264
State Bank of India Ltd. Sponsored GDR (India)	1,685	69,160
State Street Corp.	3,140	96,649
U.S. Bancorp	9,000	131,490
UBI Banca	5,790	63,644
United Overseas Bank Ltd.	12,000	76,759
Wells Fargo & Co.	10,205	145,319
		1,409,411
Beverages – 2.7%
Anheuser-Busch InBev NV (a)	5,416	22
Diageo PLC	10,200	114,760
Heineken NV	3,765	107,012
InBev NV	4,044	111,454
PepsiCo, Inc.	2,900	149,292
Pernod-Ricard SA	1,415	78,937
		561,477
Biotechnology – 1.1%
Amgen, Inc. (a)	3,470	171,834
Genzyme Corp. (a)	1,100	65,329
		237,163
Chemicals – 2.5%
Arkema SA	6,430	101,528
Koninklijke DSM NV	3,360	88,128
Makhteshim-Agan Industries Ltd.	23,165	97,095
Sociedad Quimica y Minera de Chile SA Sponsored ADR (Chile)	3,600	95,616
Ultrapar Participacoes SA Sponsored ADR (Brazil)	5,345	125,928
		508,295
Commercial Services – 3.1%
Brambles Ltd.	7,145	23,810
De La Rue PLC	4,345	60,298
Experian Group Ltd.	24,627	153,724
Macdonald Dettwiler & Associates Ltd. (a)	10,735	211,983
RPS Group PLC	59,078	131,598
Secom Co. Ltd.	1,500	55,430
		636,843
Computers – 2.3%
Hewlett-Packard Co.	3,980	127,599
International Business Machines Corp.	1,750	169,557
Wincor Nixdorf AG	4,082	184,906
		482,062
Cosmetics & Personal Care – 1.3%
The Procter & Gamble Co.	4,020	189,302
Shiseido Co. Ltd.	6,000	87,749
		277,051
Diversified Financial – 3.9%
Deutsche Boerse AG	3,210	193,561
JP Morgan Chase & Co.	19,860	527,879
UBS AG (a)	7,925	75,200
		796,640
Electric – 2.9%
Entergy Corp.	1,130	76,942
Exelon Corp.	1,940	88,056
FirstEnergy Corp.	3,300	127,380
FPL Group, Inc.	3,660	185,672
NRG Energy, Inc. (a)	7,300	128,480
		606,530
Electronics – 1.5%
Chemring Group PLC	6,850	185,134
Fanuc Ltd.	800	54,734
Halma PLC	23,210	54,774
Laird PLC	3,850	5,393
		300,035
Engineering & Construction – 0.4%
Balfour Beatty PLC	15,955	74,690
Entertainment – 0.4%
Lottomatica SpA	4,750	78,056
Foods – 6.0%
Barry Callebaut AG (a)	285	130,084
BHP Billiton Ltd. Sponsored ADR (Australia)	2,000	89,200
Colruyt SA	790	180,944
General Mills, Inc.	940	46,887
Koninlijke Ahold NV	4,595	50,209
Kraft Foods, Inc. Class A	2,485	55,391
Nestle SA	5,945	201,006
Nutreco Holding NV	3,825	136,975
Sligro Food Group	5,585	126,364
Unicharm Petcare Corp.	900	22,786
Unilever NV	10,620	209,547
		1,249,393
Health Care — Products – 7.2%
Baxter International, Inc.	2,820	144,440
Covidien Ltd.	6,760	224,702
Getinge AB	12,630	121,795
Hengan International Group Co. Ltd.	31,000	124,616
Hogy Medical Co.	1,400	76,243
Johnson & Johnson	6,325	332,695
Nihon Kohden Corp.	15,300	189,202
Smith & Nephew PLC	12,335	75,976
SSL International PLC	16,021	102,535
Terumo Corp.	2,600	96,460
		1,488,664
Health Care — Services – 1.6%
Amil Participacoes SA	12,380	34,043
Fresenius Medical Care AG & Co. KGaA	2,845	110,410

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Thermo Fisher Scientific, Inc. (a)	4,970	$177,280
		321,733
Holding Company — Diversified – 0.9%
DCC PLC	6,390	96,627
GEA Group AG	7,480	79,594
		176,221
Insurance – 3.7%
Amlin PLC	31,790	155,987
Marsh & McLennan Cos., Inc.	5,900	119,475
Metlife, Inc.	7,512	171,048
Milano Assicurazio SpA	33,313	76,506
Willis Group Holdings Ltd.	10,950	240,900
		763,916
Leisure Time – 0.6%
Sankyo Co. Ltd.	2,900	125,309
Machinery — Diversified – 2.3%
Deere & Co.	3,635	119,482
Eaton Corp.	4,200	154,812
Rockwell Automation, Inc.	5,805	126,781
Tognum AG	8,995	78,367
		479,442
Manufacturing – 0.9%
General Electric Co.	10,900	110,199
Hansen Transmissions International NV (a)	17,500	24,725
Sulzer AG	800	41,123
		176,047
Media – 1.6%
Comcast Corp. Special Class A	8,650	111,326
Informa PLC	27,726	103,903
Jupiter Telecommunications Co. Ltd.	75	49,820
Time Warner Cable, Inc.	686	17,005
Time Warner, Inc.	2,732	52,721
		334,775
Mining – 1.7%
Barrick Gold Corp.	2,700	87,419
Cameco Corp.	4,955	84,716
Freeport-McMoRan Copper & Gold, Inc.	4,576	174,391
		346,526
Oil & Gas – 12.0%
Addax Petroleum Corp.	5,265	114,034
Anadarko Petroleum Corp.	1,375	53,474
Apache Corp.	3,420	219,188
Cairn Energy PLC (a)	3,410	105,170
ConocoPhillips	4,270	167,213
EOG Resources, Inc.	1,800	98,568
Exxon Mobil Corp.	8,505	579,190
Occidental Petroleum Corp.	8,035	447,148
Petroleo Brasileiro SA Sponsored ADR (Brazil)	4,098	100,401
Range Resources Corp.	925	38,073
Talisman Energy, Inc.	7,305	77,371
Total SA Sponsored ADR (France)	3,235	158,709
Tullow Oil PLC	7,204	82,513
XTO Energy, Inc.	7,800	238,836
		2,479,888
Oil & Gas Services – 1.0%
Fugro NV	4,015	127,250
Prosafe SE (a)	23,295	83,679
		210,929
Packaging & Containers – 1.1%
Gerresheimer Group	6,705	122,347
Pactiv Corp. (a)	6,536	95,360
		217,707
Pharmaceuticals – 6.0%
Abbott Laboratories	1,095	52,232
Alfresa Holdings Corp.	3,300	119,674
Hisamitsu Pharmaceutical Co., Inc.	4,100	126,419
Ipsen SA	4,610	176,887
Merck & Co., Inc.	7,550	201,962
Novo Nordisk A/S Class B	2,865	137,169
Pfizer, Inc.	11,910	162,214
Roche Holding AG	805	110,396
Rohto Pharmaceutical Co. Ltd.	5,000	45,247
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	2,600	117,130
		1,249,330
Retail – 5.5%
CVS Caremark Corp.	10,425	286,583
Darden Restaurants, Inc.	4,955	169,758
Macy's, Inc.	19,765	175,909
McDonald's Corp.	1,100	60,027
PetSmart, Inc.	2,750	57,640
Tiffany & Co.	4,150	89,474
The TJX Cos., Inc.	3,160	81,022
Wal-Mart Stores, Inc.	4,200	218,820
		1,139,233
Semiconductors – 0.5%
Intel Corp.	6,500	97,825
Software – 0.7%
Oracle Corp. (a)	1,910	34,514
SAP AG Sponsored ADR (Germany)	3,200	112,928
		147,442
Telecommunications – 8.4%
Amdocs Ltd. (a)	3,400	62,968
AT&T, Inc.	16,254	409,601
China Mobile Ltd. Sponsored ADR (Hong Kong)	2,645	115,110
Cisco Systems, Inc. (a)	9,310	156,129
Nokia Oyj	6,010	70,225
Option NV (a)	2,085	2,458
Sepura Ltd.	2,160	987
Telefonica SA	11,905	237,311
Telenet Group Holding NV (a)	7,705	130,021
Verizon Communications, Inc.	7,345	221,819
Vodafone Group PLC	191,878	334,009
		1,740,638
Toys, Games & Hobbies – 0.8%
Nintendo Co. Ltd. Sponsored ADR (Japan)	4,535	165,528
Transportation – 1.5%
East Japan Railway	2,200	114,266
Norfolk Southern Corp.	1,620	54,675

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TNT NV	8,495	$145,045
		313,986
TOTAL COMMON STOCK (Cost $27,890,298)		19,877,426
TOTAL EQUITIES (Cost $27,890,298)		19,877,426
TOTAL LONG-TERM INVESTMENTS (Cost $27,890,298)		19,877,426
	Principal Amount
SHORT-TERM INVESTMENTS – 3.3%
Repurchase Agreement – 3.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$694,163	694,163
TOTAL SHORT-TERM INVESTMENTS (Cost $694,163)		694,163
TOTAL INVESTMENTS – 99.5% (Cost $28,584,461) (c)		20,571,589
Other Assets/ (Liabilities) – 0.5%		98,719
NET ASSETS – 100.0%		$20,670,308

Notes to Portfolio of Investments
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $694,164. Collateralized by U.S. Government Agency obligations with rates ranging from 0.000% - 3.704%, maturity dates ranging from 6/24/09 - 10/01/41, and an aggregate market value, including accrued interest, of $709,849.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 89.4%
COMMON STOCK – 89.4%
Aerospace & Defense – 1.9%
BAE Systems PLC	468,220	$2,238,526
Empresa Brasileira de Aeronautica SA ADR (Brazil)	70,250	932,218
Rolls-Royce Group PLC (a)	96,481	405,382
		3,576,126
Apparel – 0.3%
Burberry Group PLC	148,462	592,961
Auto Manufacturers – 2.0%
Bayerische Motoren Werke AG	67,981	1,968,813
Toyota Motor Corp. Sponsored ADR (Japan)	28,590	1,809,747
		3,778,560
Automotive & Parts – 0.9%
Compagnie Generale des Etablissements Michelin Class B	38,110	1,408,313
NGK Spark Plug Co., Ltd.	36,000	306,700
		1,715,013
Banks – 5.2%
Banco Espirito Santo SA	193,430	751,861
Banco Santander SA	104,831	719,400
DBS Group Holdings, Ltd.	251,479	1,410,016
HSBC Holdings PLC	158,400	884,926
ICICI Bank Ltd. Sponsored ADR (India)	38,320	509,273
Intesa Sanpaolo	429,442	1,178,735
KB Financial Group, Inc. Sponsored ADR (Republic of Korea) (a)	62,431	1,513,952
Mitsubishi UFJ Financial Group, Inc.	193,000	946,519
Nordea Bank AB	116,605	562,814
Royal Bank Of Scotland (b)	281,466	-
Royal Bank of Scotland Group PLC (a)	656,766	232,813
UniCredit Italiano SpA	510,306	843,349
		9,553,658
Beverages – 0.0%
Dr. Pepper Snapple Group, Inc. (a)	1	17
Building Materials – 0.5%
CRH PLC	38,040	824,808
Chemicals – 1.7%
Lonza Group AG Registered	32,250	3,184,676
Commercial Services – 2.4%
Adecco SA	29,110	909,682
G4S PLC	678,790	1,871,891
Randstad Holding NV	51,493	872,350
Rentokil Initial PLC	362,302	230,428
Securitas AB Class B	73,842	535,960
		4,420,311
Computers – 0.7%
Compal Electronics, Inc.	828,642	596,116
Lite On Technology Corp.	1,027,936	696,125
		1,292,241
Distribution & Wholesale – 0.3%
Wolseley PLC (a)	162,280	535,153
Diversified Financial – 0.6%
Nomura Holdings, Inc.	12	60
Promise Co. Ltd.	68,150	1,075,726
		1,075,786
Electric – 1.6%
E.ON AG	85,080	2,363,684
National Grid PLC	83,533	639,922
		3,003,606
Electrical Components & Equipment – 0.2%
Gamesa Corporacion Tecnologica SA	31,198	399,484
Electronics – 1.9%
Flextronics International Ltd. (a)	168,720	487,601
Koninklijke Philips Electronics NV	91,150	1,342,822
Mabuchi Motor Co. Ltd.	26,653	1,081,432
Venture Corp. Ltd.	159,387	528,430
		3,440,285
Energy — Alternate Sources – 0.6%
Vestas Wind Systems A/S (a)	23,872	1,052,315
Food Services – 1.2%
Compass Group PLC	471,992	2,149,015
Foods – 6.8%
Cadbury Schweppes PLC	188,901	1,421,560
George Weston Ltd.	62,000	2,877,544
Nestle SA	111,890	3,783,098
Tesco PLC	390,880	1,864,029
Unilever PLC	143,497	2,709,971
		12,656,202
Forest Products & Paper – 0.2%
UPM Kymmene Oyj	74,550	429,207
Gas – 0.8%
Gaz De France	44,898	1,540,731
Holding Company — Diversified – 0.5%
Hutchison Whampoa Ltd.	189,291	932,113
Home Furnishing – 0.6%
Sony Corp.	52,235	1,069,205
Insurance – 5.3%
ACE Ltd.	52,664	2,127,626
Aviva PLC	344,580	1,061,526
AXA SA	119,143	1,443,886
ING Groep NV	131,242	731,645
Investco Ltd.	104,963	1,454,787
Muenchener Rueckversicherungs AG	18,160	2,213,849
Swiss Reinsurance	47,940	781,345
		9,814,664
Internet – 1.5%
Check Point Software Technologies Ltd. (a)	126,059	2,799,770
Iron & Steel – 0.6%
POSCO ADR (Republic of Korea)	15,301	1,022,566
Lodging – 0.6%
Accor SA	33,370	1,157,516
Machinery — Diversified – 0.3%
Ebara Corp. (a)	281,000	622,577

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing – 3.4%
FUJIFILM Holdings Corp.	73,526	$1,606,394
Olympus Corp.	96,210	1,570,766
Siemens AG	47,516	2,715,879
Smiths Group PLC	47,106	449,586
		6,342,625
Media – 4.1%
British Sky Broadcasting Group PLC	297,224	1,838,320
Pearson PLC	191,304	1,913,860
Reed Elsevier NV	114,633	1,223,522
Vivendi SA	95,940	2,530,124
		7,505,826
Mining – 0.7%
Alumina Ltd.	469,994	425,740
Cia Vale do Rio Doce Sponsored ADR (Brazil)	74,872	844,556
		1,270,296
Oil & Gas – 9.4%
BP PLC	417,384	2,783,314
ENI SpA	136,630	2,625,551
Petroleo Brasileiro SA Sponsored ADR (Brazil)	77,290	1,893,605
Repsol YPF SA	76,421	1,317,569
Royal Dutch Shell PLC Class B	141,894	3,099,058
Sasol Ltd., Sponsored ADR (South Africa)	81,380	2,355,951
Total SA	67,712	3,351,791
		17,426,839
Oil & Gas Services – 0.7%
SBM Offshore NV	100,212	1,330,063
Pharmaceuticals – 9.0%
Celesio AG	63,560	1,169,159
GlaxoSmithKline PLC	191,344	2,968,649
Merck KGaA (a)	29,740	2,619,804
Novartis AG	92,030	3,469,600
Roche Holding AG	13,430	1,841,762
Sanofi-Aventis	65,458	3,666,305
Takeda Pharmaceutical Co. Ltd.	24,346	842,842
		16,578,121
Real Estate – 0.9%
Cheung Kong Holdings	187,215	1,613,059
Retail – 1.1%
Kingfisher PLC	960,424	2,050,773
Semiconductors – 3.7%
Infineon Technologies AG (a)	336,827	389,788
Samsung Electronics Co. Ltd.	8,883	3,668,779
Taiwan Semiconductor Manufacturing Co. Ltd.	1,861,966	2,835,228
		6,893,795
Software – 1.5%
SAP AG Sponsored ADR (Germany)	73,930	2,608,990
Satyam Computer Services Ltd.	105,069	79,929
		2,688,919
Telecommunications – 13.4%
China Telecom Corp. Ltd. Class H	5,675,643	2,359,229
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)	79,969	1,457,827
France Telecom SA	168,107	3,815,580
Mobile TeleSystems Sponsored ADR (Russia)	37,930	1,134,865
Singapore Telecommunications Ltd.	1,766,000	2,939,467
SK Telecom Co. Ltd. ADR (South Korea)	55,680	860,256
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	146,620	1,186,156
Telefonica SA Sponsored ADR (Spain)	78,065	4,654,235
Telekom Austria AG	156,560	2,361,410
Telenor ASA	253,576	1,450,185
Vodafone Group PLC Sponsored ADR (United Kingdom)	147,973	2,577,690
		24,796,900
Toys, Games & Hobbies – 1.3%
Nintendo Co. Ltd.	8,400	2,459,789
Transportation – 0.9%
Deutsche Post AG	145,681	1,565,535
Water – 0.1%
Suez Environnement SA (a)	11,761	172,679
TOTAL COMMON STOCK (Cost $285,313,522)		165,333,785
TOTAL EQUITIES (Cost $285,313,522)		165,333,785
RIGHTS – 0.3%
Commercial Services – 0.3%
Banco Espirito Santo SA (a)	193,430	307,798
CRH PLC (a)	10,868	235,916
TOTAL RIGHTS (Cost $888,411)		543,714
TOTAL LONG-TERM INVESTMENTS (Cost $286,201,933)		165,877,499
	Principal Amount
SHORT-TERM INVESTMENTS – 4.8%
Repurchase Agreement – 4.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (c)	$8,950,451	8,950,451
TOTAL SHORT-TERM INVESTMENTS (Cost $8,950,451)		8,950,451
TOTAL INVESTMENTS – 94.5% (Cost $295,152,384) (d)		174,827,950
Other Assets/ (Liabilities) – 5.5%		10,206,992
NET ASSETS – 100.0%		$185,034,942

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

(c)	Maturity value of $8,950,463. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 6/24/09, and an aggregate market value, including accrued interest, of $9,131,346.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Conservative Allocation Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUND – 100.0%
Diversified Financial – 100.0%
MML Blue Chip Growth Fund, Initial Class (a) (b)	1,858,580	$12,582,589
MML Equity Fund, Initial Class (a) (b)	670,277	8,342,860
MML Equity Income Fund, Initial Class (a)	1,364,726	7,860,820
MML Income & Growth Fund, Initial Class (a)	37,955	217,101
MML Inflation-Protected and Income Fund, Initial Class (a)	2,502,210	25,047,124
MML Managed Bond Fund, Initial Class (a)	2,521,942	30,457,520
MML Mid Cap Growth Fund, Initial Class (a)	607,299	3,941,370
MML Mid Cap Value Fund, Initial Class (a)	389,856	2,378,121
MML Money Market Fund, Initial Class (a)	498,529	498,175
MML Small Cap Equity Fund, Initial Class (a)	754,949	3,611,532
MML Small Company Value Fund, Initial Class (a)	4,629	49,066
Oppenheimer Global Securities Fund, Non-Service Shares (a)	282,848	4,898,921
Oppenheimer International Fund, Non-Service Shares (a)	4,489,039	4,893,052
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	4,099,250	17,626,776
PIMCO Variable Insurance Trust	14,061	98,567
TOTAL MUTUAL FUND (Cost $132,781,877)		122,503,594
TOTAL LONG-TERM INVESTMENTS (Cost $132,781,877)		122,503,594
TOTAL INVESTMENTS – 100.0% (Cost $132,781,877) (c)		122,503,594
Other Assets/ (Liabilities) – (0.0)%		(55,546)
NET ASSETS – 100.0%		$122,448,048

Notes to Portfolio of Investments
(a)	Affiliated issuer. (Note 4).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Balanced Allocation Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUND – 100.0%
Diversified Financial – 100.0%
MML Blue Chip Growth Fund, Initial Class (a) (b)	2,259,517	$15,296,929
MML Concentrated Growth Fund, Class I (a) (b)	1,169,329	4,911,183
MML Equity Fund, Initial Class (a) (b)	1,029,156	12,809,771
MML Equity Income Fund, Initial Class (a)	2,341,754	13,488,500
MML Income & Growth Fund, Initial Class (a)	52,455	300,043
MML Inflation-Protected and Income Fund, Initial Class (a)	3,382,947	33,863,295
MML Managed Bond Fund, Initial Class (a)	2,048,967	24,745,396
MML Mid Cap Growth Fund, Initial Class (a)	821,308	5,330,288
MML Mid Cap Value Fund, Initial Class (a)	779,473	4,754,783
MML Money Market Fund, Initial Class (a)	468,822	468,489
MML Small Cap Equity Fund, Initial Class (a) (b)	1,012,918	4,845,602
MML Small Company Value Fund, Initial Class (a)	7,851	83,221
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a) (b)	202,492	5,121,034
Oppenheimer Global Securities Fund, Non-Service Shares (a)	380,439	6,589,205
Oppenheimer International Fund, Non-Service Shares (a)	7,567,635	8,248,723
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	5,524,348	23,754,695
PIMCO Variable Insurance Trust	21,660	151,834
		164,762,991
TOTAL MUTUAL FUND (Cost $191,765,547)		164,762,991
TOTAL LONG-TERM INVESTMENTS (Cost $191,765,547)		164,762,991
TOTAL INVESTMENTS – 100.0% (Cost $191,765,547) (c)		164,762,991
Other Assets/ (Liabilities) – (0.0)%		(70,522)
NET ASSETS – 100.0%		$164,692,469

Notes to Portfolio of Investments
(a)	Affiliated issuer. (Note 4).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Moderate Allocation Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUND – 100.0%
Diversified Financial – 100.0%
MML Blue Chip Growth Fund, Initial Class (a) (b)	6,808,983	$46,096,817
MML Concentrated Growth Fund, Class I (a) (b)	4,193,689	17,613,495
MML Equity Fund, Initial Class (a) (b)	2,785,261	34,667,798
MML Equity Income Fund, Initial Class (a)	7,011,260	40,384,859
MML Income & Growth Fund, Initial Class (a)	197,167	1,127,793
MML Inflation-Protected and Income Fund, Initial Class (a)	6,863,750	68,706,140
MML Managed Bond Fund, Initial Class (a)	5,541,142	66,920,432
MML Mid Cap Growth Fund, Initial Class (a)	2,239,793	14,536,254
MML Mid Cap Value Fund, Initial Class (a)	2,805,278	17,112,198
MML Money Market Fund, Initial Class (a)	1,149,873	1,149,057
MML Small Cap Equity Fund, Initial Class (a) (b)	2,739,137	13,103,502
MML Small Cap Growth Equity Fund, Initial Class (a)	1,423,308	13,337,453
MML Small Company Value Fund, Initial Class (a)	28,057	297,409
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a) (b)	554,933	14,034,247
Oppenheimer Global Securities Fund, Non-Service Shares (a)	1,285,138	22,258,586
Oppenheimer International Fund, Non-Service Shares (a)	28,765,792	31,354,713
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	9,956,213	42,811,715
PIMCO Variable Insurance Trust	78,832	552,612
		446,065,080
TOTAL MUTUAL FUND (Cost $537,473,585)		446,065,080
TOTAL LONG-TERM INVESTMENTS (Cost $537,473,585)		446,065,080
TOTAL INVESTMENTS – 100.0% (Cost $537,473,585) (c)		446,065,080
Other Assets/ (Liabilities) – (0.0)%		(179,322)
NET ASSETS – 100.0%		$445,885,758

Notes to Portfolio of Investments
(a)	Affiliated issuer. (Note 4).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth Allocation Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUND – 100.0%
Diversified Financial – 100.0%
MML Blue Chip Growth Fund, Initial Class (a) (b)	11,892,193	$80,510,145
MML Concentrated Growth Fund, Class I (a) (b)	7,082,041	29,744,573
MML Equity Fund, Initial Class (a) (b)	4,676,220	58,204,330
MML Equity Income Fund, Initial Class (a)	11,305,369	65,118,923
MML Income & Growth Fund, Initial Class (a)	240,820	1,377,492
MML Inflation-Protected and Income Fund, Initial Class (a)	5,519,684	55,252,036
MML Managed Bond Fund, Initial Class (a)	3,961,488	47,842,928
MML Mid Cap Growth Fund, Initial Class (a)	3,999,941	25,959,615
MML Mid Cap Value Fund, Initial Class (a)	3,777,862	23,044,957
MML Money Market Fund, Initial Class (a)	812,432	811,856
MML Small Cap Equity Fund, Initial Class (a)	4,905,093	23,465,013
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	1,931,388	18,098,536
MML Small Company Value Fund, Initial Class (a)	22,088	234,132
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a) (b)	987,202	24,966,342
Oppenheimer Global Securities Fund, Non-Service Shares (a)	2,072,272	35,891,749
Oppenheimer International Fund, Non-Service Shares (a)	55,114,623	60,074,940
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	10,678,502	45,917,558
PIMCO Variable Insurance Trust	121,436	851,265
TOTAL MUTUAL FUND (Cost $765,453,994)		597,366,390
TOTAL LONG-TERM INVESTMENTS (Cost $765,453,994)		597,366,390
TOTAL INVESTMENTS – 100.0% (Cost $765,453,994) (c)		597,366,390
Other Assets/ (Liabilities) – (0.0)%		(231,962)
NET ASSETS – 100.0%		$597,134,428

Notes to Portfolio of Investments
(a)	Affiliated issuer. (Note 4).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Aggressive Allocation Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUND – 100.1%
Diversified Financial – 100.1%
MML Blue Chip Growth Fund, Initial Class (a) (b)	665,297	$4,504,063
MML Concentrated Growth Fund, Class I (a) (b)	441,399	1,853,875
MML Equity Fund, Initial Class (a) (b)	243,345	3,028,886
MML Equity Income Fund, Initial Class (a)	589,528	3,395,682
MML Income & Growth Fund, Initial Class (a)	6,337	36,245
MML Inflation-Protected and Income Fund, Initial Class (a)	126,193	1,263,193
MML Managed Bond Fund, Initial Class (a)	76,336	921,908
MML Mid Cap Growth Fund, Initial Class (a)	310,584	2,015,690
MML Mid Cap Value Fund, Initial Class (a)	244,048	1,488,694
MML Money Market Fund, Initial Class (a)	7,132	7,127
MML Small Cap Equity Fund, Initial Class (a)	320,064	1,531,123
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	166,422	1,559,499
MML Small Company Value Fund, Initial Class (a)	595	6,312
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a) (b)	51,678	1,306,947
Oppenheimer Global Securities Fund, Non-Service Shares (a)	161,587	2,798,686
Oppenheimer International Fund, Non-Service Shares (a)	4,005,891	4,366,421
Oppenheimer Strategic Bond Fund, Non-Service Shares (a)	206,318	887,167
PIMCO Variable Insurance Trust	3,147	22,059
TOTAL MUTUAL FUND (Cost $43,767,909)		30,993,577
TOTAL LONG-TERM INVESTMENTS (Cost $43,767,909)		30,993,577
TOTAL INVESTMENTS – 100.1% (Cost $43,767,909) (c)		30,993,577
Other Assets/ (Liabilities) – (0.1)%		(16,086)
NET ASSETS – 100.0%		$30,977,491

Notes to Portfolio of Investments
(a)	Affiliated issuer. (Note 4).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds Core Allocation Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUND – 100.1%
Diversified Financial – 100.1%
American Funds Blue Chip Income and Growth Fund	4,470,812	$26,243,668
American Funds Bond Fund	4,230,416	40,019,733
American Funds Growth-Income Fund	1,447,647	32,644,439
American Funds International Fund	980,944	11,104,285
TOTAL MUTUAL FUND (Cost $114,389,510)		110,012,125
TOTAL LONG-TERM INVESTMENTS (Cost $114,389,510)		110,012,125
TOTAL INVESTMENTS – 100.1% (Cost $114,389,510) (a)		110,012,125
Other Assets/ (Liabilities) – (0.1)%		(105,154)
NET ASSETS – 100.0%		$109,906,971

Notes to Portfolio of Investments
(a)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML American Funds Growth Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUND – 100.2%
Diversified Financial – 100.2%
American Funds Insurance Series Funds	262,868	$8,401,259
TOTAL MUTUAL FUND (Cost $8,666,826)		8,401,259
TOTAL INVESTMENTS – 100.2% (Cost $8,666,826) (a)		8,401,259
Other Assets/ (Liabilities) – (0.2)%		(16,962)
NET ASSETS – 100.0%		$8,384,297

Notes to Portfolio of Investments
(a)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML American Funds International Fund – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUND – 100.2%
Diversified Financial – 100.2%
American Funds International Fund	785,409	$8,890,832
TOTAL MUTUAL FUND (Cost $9,214,305)		8,890,832
TOTAL INVESTMENTS – 100.2% (Cost $9,214,305) (a)		8,890,832
Other Assets/ (Liabilities) – (0.2)%		(17,263)
NET ASSETS – 100.0%		$8,873,569

Notes to Portfolio of Investments
(a)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value – Portfolio of Investments

March 31, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.3%
COMMON STOCK – 96.3%
Aerospace & Defense – 0.5%
Kaman Corp.	1,800	$22,572
Kratos Defense & Security Solutions, Inc. (a)	10,400	8,112
		30,684
Agriculture – 0.5%
Alliance One International, Inc. (a)	8,100	31,104
Airlines – 0.8%
Alaska Air Group, Inc. (a)	2,600	45,682
Automotive & Parts – 0.0%
Accuride Corp. (a)	3,800	760
Banks – 4.3%
East West Bancorp, Inc.	4,500	20,565
Glacier Bancorp, Inc.	3,700	58,127
Home Bancshares, Inc.	2,600	51,922
Signature Bank (a)	1,500	42,345
SVB Financial Group (a)	2,800	56,028
Wintrust Financial Corp.	2,200	27,060
		256,047
Biotechnology – 1.0%
Exelixis, Inc. (a)	4,300	19,780
Myriad Genetics, Inc. (a)	900	40,923
		60,703
Building Materials – 2.1%
Comfort Systems USA, Inc.	2,900	30,073
Drew Industries, Inc. (a)	3,500	30,380
Gibraltar Industries, Inc.	3,500	16,520
Universal Forest Products, Inc.	1,850	49,229
		126,202
Chemicals – 3.4%
Airgas, Inc.	2,500	84,525
American Vanguard Corp.	3,500	45,150
Arch Chemicals, Inc.	2,550	48,348
Innospec, Inc.	3,200	12,064
Symyx Technologies (a)	3,500	15,575
		205,662
Commercial Services – 10.6%
Aaron Rents, Inc.	6,300	167,958
Corinthian Colleges, Inc. (a)	3,300	64,185
Dollar Thrifty Automotive Group, Inc. (a)	2,500	2,900
Electro Rent Corp.	4,400	42,416
FTI Consulting, Inc. (a)	2,400	118,752
Landauer, Inc.	1,000	50,680
McGrath Rentcorp	4,100	64,616
MPS Group, Inc. (a)	8,400	49,980
Navigant Consulting, Inc. (a)	4,700	61,429
Startek, Inc. (a)	3,700	11,470
		634,386
Computers – 1.1%
Palm, Inc. (a)	6,800	58,616
Xyratex Ltd. (a)	2,800	6,160
		64,776
Distribution & Wholesale – 4.6%
Beacon Roofing Supply, Inc. (a)	7,900	105,781
Owens & Minor, Inc.	3,800	125,894
Pool Corp.	3,000	40,200
		271,875
Diversified Financial – 1.9%
JMP Group, Inc.	2,700	12,987
Piper Jaffray Cos. (a)	1,000	25,790
Stifel Financial Corp. (a)	1,750	75,793
		114,570
Electric – 3.0%
Black Hills Corp.	2,400	42,936
Cleco Corp.	3,100	67,239
El Paso Electric Co. (a)	3,100	43,679
The Empire District Electric Co.	1,900	27,436
		181,290
Electrical Components & Equipment – 1.4%
Advanced Energy Industries, Inc. (a)	4,000	30,120
Belden, Inc.	2,700	33,777
Littelfuse, Inc. (a)	2,000	21,980
		85,877
Electronics – 1.5%
Analogic Corp.	900	28,818
Methode Electronics, Inc.	1,600	5,728
Newport Corp. (a)	2,200	9,724
Woodward Governor Co.	4,200	46,956
		91,226
Engineering & Construction – 1.6%
Insituform Technologies, Inc. Class A (a)	4,100	64,124
Sterling Construction Co., Inc. (a)	1,600	28,544
		92,668
Entertainment – 0.5%
Ascent Media Corp. Series A (a)	1,200	30,000
Environmental Controls – 1.2%
Waste Connections, Inc. (a)	2,800	71,960
Foods – 0.8%
Nash Finch Co.	1,600	44,944
Forest Products & Paper – 2.6%
Clearwater Paper Corp. (a)	1,300	10,439
Deltic Timber Corp.	1,700	66,997
Potlatch Corp.	2,350	54,496
Wausau Paper Corp.	4,900	25,774
		157,706
Gas – 1.3%
Southwest Gas Corp.	2,200	46,354
Vectren Corp.	1,600	33,744
		80,098
Hand & Machine Tools – 0.3%
Franklin Electric Co., Inc.	700	15,491
Health Care — Products – 1.6%
AngioDynamics, Inc. (a)	2,000	22,480
West Pharmaceutical Services, Inc.	2,300	75,463
		97,943

The accompanying notes are an integral part of the financial statements.

MML Small Company Value – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — Services – 1.4%
National Healthcare Corp.	1,600	$64,240
Triple-S Management Corp. Class B (a)	1,300	16,016
		80,256
Holding Company — Diversified – 0.5%
Compass Diversified Holdings	3,000	26,760
Home Builders – 1.3%
M/I Homes, Inc.	2,100	14,679
Meritage Home Corp. (a)	3,300	37,686
Winnebago Industries, Inc.	4,500	23,895
		76,260
Home Furnishing – 0.3%
Stanley Furniture Co., Inc.	2,100	15,792
Household Products – 0.5%
CSS Industries, Inc.	1,800	30,600
Insurance – 5.4%
Employers Holdings, Inc.	1,600	15,264
Markel Corp. (a)	170	48,260
Max Capital Group Ltd.	3,500	60,340
National Interstate Corp.	2,500	42,275
ProAssurance Corp. (a)	3,050	142,191
Universal American Corp. (a)	1,800	15,246
		323,576
Internet – 0.6%
Websense, Inc. (a)	3,100	37,200
Investment Companies – 1.3%
Ares Capital Corp.	6,700	32,428
Hercules Technology Growth Capital, Inc.	4,400	22,000
Kohlberg Capital Corp.	4,700	14,382
Prospect Capital Corp.	1,300	11,076
		79,886
Iron & Steel – 0.5%
Carpenter Technology Corp.	2,200	31,064
Lodging – 0.3%
Orient-Express Hotels Ltd.	4,700	19,270
Machinery — Construction & Mining – 0.5%
Astec Industries, Inc. (a)	1,200	31,476
Machinery — Diversified – 2.6%
Cascade Corp.	1,250	22,038
IDEX Corp.	2,900	63,423
Nordson Corp.	2,400	68,232
		153,693
Manufacturing – 5.0%
Ameron International Corp.	1,200	63,192
AptarGroup, Inc.	3,600	112,104
Matthews International Corp. Class A	3,150	90,751
Myers Industries, Inc.	5,200	31,928
		297,975
Media – 0.1%
Saga Communications, Inc. Class A (a)	800	3,008
Metal Fabricate & Hardware – 1.5%
Circor International, Inc.	1,600	36,032
Sims Group Ltd. Sponsored ADR (Australia)	4,300	51,256
		87,288
Mining – 1.0%
Amcol International Corp.	1,500	22,260
Franco-Nevada Corp.	1,600	34,553
		56,813
Oil & Gas – 2.7%
Atwood Oceanics, Inc. (a)	1,300	21,567
Forest Oil Corp. (a)	2,000	26,300
GeoMet, Inc. (a)	2,600	1,508
Hercules Offshore, Inc. (a)	2,600	4,108
Mariner Energy, Inc. (a)	2,500	19,375
Penn Virginia Corp.	3,900	42,822
Whiting Petroleum Corp. (a)	1,800	46,530
		162,210
Oil & Gas Services – 1.0%
CARBO Ceramics, Inc.	1,150	32,706
TETRA Technologies, Inc. (a)	6,200	20,150
Union Drilling, Inc. (a)	1,200	4,560
		57,416
Real Estate Investment Trusts (REITS) – 4.1%
Cedar Shopping Centers, Inc.	4,400	7,656
First Potomac Realty Trust	3,400	24,990
Hatteras Financial Corp.	2,300	57,477
Kilroy Realty Corp.	2,500	42,975
LaSalle Hotel Properties	2,800	16,352
Parkway Properties, Inc.	1,500	15,450
Redwood Trust, Inc.	2,700	41,445
Strategic Hotels & Resorts, Inc.	3,700	2,553
Washington Real Estate Investment Trust	2,200	38,060
		246,958
Retail – 3.7%
Casey's General Stores, Inc.	2,000	53,320
Fred's, Inc. Class A	3,400	38,352
Haverty Furniture Cos., Inc.	4,200	44,226
MarineMax, Inc. (a)	2,500	4,900
Men's Wearhouse, Inc.	2,900	43,906
The Steak'n Shake Co. (a)	2,700	20,439
Stein Mart, Inc. (a)	6,000	17,340
		222,483
Semiconductors – 2.8%
ATMI, Inc. (a)	2,000	30,860
Brooks Automation, Inc. (a)	4,800	22,128
Cabot Microelectronics Corp. (a)	900	21,627
Formfactor, Inc. (a)	2,600	46,852
GSI Group, Inc. (a)	7,100	6,745
Microsemi Corp. (a)	3,100	35,960
		164,172
Software – 3.9%
Progress Software Corp. (a)	3,450	59,892
SPSS, Inc. (a)	2,550	72,496
SYNNEX Corp. (a)	2,400	47,208
Wind River Systems, Inc. (a)	8,200	52,480
		232,076
Telecommunications – 1.7%
Ixia (a)	5,100	26,367

The accompanying notes are an integral part of the financial statements.

MML Small Company Value – Portfolio of Investments (Continued)

	Number of Shares	Value
Premiere Global Services, Inc. (a)	6,000	$52,920
Sonus Networks, Inc. (a)	13,800	21,666
		100,953
Textiles – 0.8%
Culp, Inc. (a)	1,600	4,928
G&K Services, Inc. Class A	2,300	43,493
		48,421
Transportation – 6.2%
Genesee & Wyoming, Inc. Class A (a)	3,550	75,437
Kirby Corp. (a)	3,400	90,576
Landstar System, Inc.	4,600	153,962
UTI Worldwide, Inc.	4,400	52,580
		372,555
TOTAL COMMON STOCK (Cost $5,440,714)		5,749,815
TOTAL EQUITIES (Cost $5,440,714)		5,749,815
MUTUAL FUND – 3.2%
Diversified Financial – 3.2%
First Opportunity Fund, Inc.	4,700	20,304
iShares Russell 2000 Value Index Fund	1,150	45,379
T. Rowe Price Reserve Investment Fund	128,170	128,170
		193,853
TOTAL MUTUAL FUND (Cost $190,631)		193,853
TOTAL LONG-TERM INVESTMENTS (Cost $5,631,345)		5,943,668
	Principal Amount
SHORT-TERM INVESTMENTS – 0.4%
Repurchase Agreement – 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/09, 0.050%, due 4/01/09 (b)	$21,007	21,007
TOTAL SHORT-TERM INVESTMENTS (Cost $21,007)		21,007
TOTAL INVESTMENTS – 99.9% (Cost $5,652,352) (c)		5,964,675
Other Assets/ (Liabilities) – 0.1%		8,067
NET ASSETS – 100.0%		$5,972,742

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $21,007. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 8/15/21, and an aggregate market value, including accrued interest, of $23,304.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

  1. The Fund

MML Series Investment Fund (the ''Trust'') is registered under the Investment Company Act of 1940, as amended (the ''1940 Act''), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are twenty-eight series of the Trust (each individually referred to as a ''Fund'' or collectively as the ''Funds''): MML Large Cap Value Fund ("Large Cap Value Fund"), MML Equity Index Fund ("Equity Index Fund"), MML Growth Equity Fund ("Growth Equity Fund"), MML NASDAQ-100® Fund ("NASDAQ-100 Fund"), MML Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MML Emerging Growth Fund ("Emerging Growth Fund"), MML Asset Allocation Fund ("Asset Allocation Fund"), MML Equity Income Fund ("Equity Income Fund"), MML Income & Growth Fund ("Income & Growth Fund"), MML Growth & Income Fund ("Growth & Income Fund"), MML Blue Chip Growth Fund ("Blue Chip Growth Fund"), MML Large Cap Growth Fund ("Large Cap Growth Fun"), MML Concentrated Growth Fund ("Concentrated Growth Fund"), MML Mid Cap Value Fund ("Mid Cap Value Fund"), MML Mid Cap Growth Fund ("Mid Cap Growth Fund"), MML Small/Mid Cap Value Fund ("Small/Mid Cap Value Fund"), MML Small Cap Index Fund ("Small Cap Index Fund"), MML Global Fund ("Global Fund"), MML Foreign Fund ("Foreign Fund"), MML Conservative Allocation Fund ("Conservative Allocation Fund"), MML Balanced Allocation Fund ("Balanced Allocation Fund"), MML Moderate Allocation Fund ("Moderate Allocation Fund"), MML Growth Allocation Fund ("Growth Allocation Fund"), MML Aggressive Allocation Fund ("Aggressive Allocation Fund"), MML American Funds Core Allocation Fund ("American Funds Core Allocation Fund"), MML American Funds Growth Fund ("American Funds Growth Fund"), MML American Funds International Fund ("American Funds International Fund") and MML Small Company Value Fund ("Small Company Value Fund").

The Small Company Value Fund commenced operations on February 27, 2009. The American Funds Core Allocation Fund, American Funds Growth Fund and American Funds International Fund commenced operations on August 15, 2008.

The Trust was established by Massachusetts Mutual Life Insurance Company (''MassMutual'') for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public.

Each Fund, other than the Equity Index Fund, Concentrated Growth Fund, Global Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund and Small Company Value Fund, offers the following two classes of shares: Initial Class and Service Class shares. The Equity Index Fund offers the following four classes of shares: Class I, Class II, Class III and Service Class I shares. The Concentrated Growth Fund and Global Fund offer three classes of shares: Class I, Class II and Service Class I shares. The Small Company Value Fund offers two classes of shares: Class II and Service Class I shares. The American Funds Core Allocation Fund, American Funds Growth Fund and American Funds International Fund offer one class of shares: Service Class I shares. Service Class shares and Service Class I shares commenced operations on August 15, 2008. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

  2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds are valued at their net asset value as reported on each business day. Swaps are marked to market daily based upon values from third party vendors or market makers to the extent available or model prices.  Valuations received from third party vendors are determined using various valuation systems and models based on the type of instrument.  The underlying inputs and market data used in such models may include broker quotes, market indices and yield curves, counterparty information, foreign exchange rates and other market data. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent, or as noted above, are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 established a three-tier hierarchy to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer

Notes to Portfolio of Investments (Unaudited) (Continued)

broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, such as those experienced in fiscal 2008, the observability of prices and inputs may be reduced for many instruments. This condition could cause a security to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Exchange traded equity securities, common and preferred stock. Securities are generally valued based on quoted prices from the exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to the similar publicly traded securities and would be categorized as Level 2 of the fair value hierarchy. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the fair value is unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading

Notes to Portfolio of Investments (Unaudited) (Continued)

in the U.S. markets for investments such as ADRs, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities. The fair value of asset backed securities are estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government securities. U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Accordingly, U.S. government securities are normally categorized in Level 2 of the fair value hierarchy.

U.S. agency securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued using quoted market prices. Mortgage pass-throughs include To Be Announced ("TBA") securities and mortgage pass-through certificates. TBA securities are generally valued using quoted market prices.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

The following is the aggregate value by input level as of March 31, 2009 for the Funds' investments:

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Large Cap Value Fund	$135,643,352	$21,325,034	$239,184	$157,207,570
Equity Index Fund	209,562,228	3,771,730	-	213,333,958
Growth Equity Fund	10,381,573	565,502	-	10,947,075
NASDAQ-100 Fund	5,574,986	43,627	-	5,618,613
Small Cap Growth Equity Fund	145,576,238	9,236,866	-	154,813,104
Emerging Growth Fund	8,537,742	181,902	-	8,719,644
Asset Allocation Fund	65,358,810	56,834,411	698,461	122,891,682

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Income Fund	$305,853,371	$20,207,883	$-	$326,061,254
Income & Growth Fund	64,114,356	1,465,824	-	65,580,180
Growth & Income Fund	113,780,886	3,156,076	-	116,936,962
Blue Chip Growth Fund	189,890,953	5,546,653	-	195,437,606
Large Cap Growth Fund	32,511,997	1,716,165	-	34,228,162
Concentrated Growth Fund	81,128,597	2,136,534	-	83,265,131
Mid Cap Value Fund	255,722,326	1,872,192	-	257,594,518
Mid Cap Growth Fund	175,731,860	10,993,111	20,210	186,745,181
Small/Mid Cap Value Fund	122,475,172	4,094,195	-	126,569,367
Small Cap Index Fund	28,051,056	698,862	-	28,749,918
Global Fund	19,642,739	928,850	-	20,571,589
Foreign Fund	35,109,230	139,718,720	-	174,827,950
Conservative Allocation Fund	122,503,594	-	-	122,503,594
Balanced Allocation Fund	164,762,991	-	-	164,762,991
Moderate Allocation Fund	446,065,080	-	-	446,065,080
Growth Allocation Fund	597,366,390	-	-	597,366,390
Aggressive Allocation Fund	30,993,577	-	-	30,993,577
American Funds Core Allocation Fund	110,012,125	-	-	110,012,125
American Funds Growth Fund	8,401,259	-	-	8,401,259
American Funds International Fund	8,890,832	-	-	8,890,832
Small Company Value Fund	5,815,498	149,177	-	5,964,675

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Index Fund	$177,745	$-	$-	$177,745
NASDAQ-100 Fund	(654)	-	-	(654)
Asset Allocation Fund	(932)	-	-	(932)
Income & Growth Fund	20,244	-	-	20,244
Mid Cap Value Fund	29,788	-	-	29,788
Small Cap Index Fund	35,898	-	-	35,898
Foreign Fund	(10,255)	-	-	(10,255)
*Other financial instruments include forwards and futures contracts.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

	Investment in Securities
	Balance as of 12/31/08	Accrued discounts/ (premiums)	Realized gain/(loss) and change in unrealized appreciation (depreciation)	Net purchases/ (sales)	Net transfers in and/or (out) of Level 3	Balance as of 3/31/09	Net change in unrealized appreciation (depreciation) from investments still held as of 3/31/09
Large Cap Value Fund	$254,890	$379	$(16,085)	$-	$-	$239,184	$(16,085)
Asset Allocation Fund	2,235,093	-	(98,434)	(706,002)	(732,196)	698,461	10,366
Mid Cap Growth Fund	-	-	20,210	-	-	20,210	20,210

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolios of Investments at March 31, 2009.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2009:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Allocation Fund
BUYS
4/16/09	Japanese Yen	4,864,500	$50,000	$49,068	$(932)
Mid Cap Value Fund
BUYS
4/30/09	Canadian Dollar	194,715	$155,297	$154,489	$(808)
4/30/09	Euro	26,532	34,922	35,181	259
					$(549)
SELLS
4/30/09	Canadian Dollar	2,274,406	$1,834,494	$1,804,536	$29,958
4/30/09	Euro	163,509	217,189	216,810	379
					$30,337
Foreign Fund
BUYS
4/14/09	Euro	464,231	$626,387	$615,580	$(10,807)
SELLS
4/01/09	Japanese Yen	18,347,246	$185,588	$185,036	$552

Delayed Delivery Transactions, When-Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a "when-issued" or delayed delivery or on a forward commitment basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened

Notes to Portfolio of Investments (Unaudited) (Continued)

and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

The Fund(s) had securities purchased on a forward commitment basis as shown in the Portfolios of Investments at March 31, 2009.

Financial Futures Contracts

A Fund may enter into futures contracts, including commodity futures contracts, stock index futures contracts, foreign currency futures contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund's current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund's exposure to certain markets; in an effort to enhance income; and as a cash management tool. Futures contracts are contracts for delayed delivery of securities or commodities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the sub-adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the sub-adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses.

The Fund(s) listed in the following table had open futures contracts at March 31, 2009:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Equity Index Fund
BUYS
106	S&P E Mini 500 Index	6/19/09	$4,212,440	$177,745
NASDAQ-100 Fund
BUYS
2	NASDAQ E Mini 100 Index	6/19/09	$49,500	$(654)

Notes to Portfolio of Investments (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Income & Growth Fund
BUYS
33	S&P E Mini 500 Index	6/19/09	$1,311,420	$20,244
Small Cap Index Fund
BUYS
17	Russell E Mini 2000 Index	6/19/09	$716,210	$35,898

Foreign Securities

The Foreign Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Restricted Securities

Certain securities are illiquid and restricted as to resale. They have been valued in good faith under procedures established by the Trustees, taking into consideration such factors as the Trustees deem appropriate. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these securities held at March 31, 2009 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Funds' Net Assets
Large Cap Value Fund	$351,466	$239,184	0.1%
Asset Allocation Fund	920,583	698,461	0.6%

  3. Federal Income Tax Information

At March 31, 2009, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Value Fund	$219,602,371	$5,936,852	$(68,331,653)	$(62,394,801)
Equity Index Fund	289,412,002	27,217,748	(103,295,792)	(76,078,044)
Growth Equity Fund	14,245,135	60,304	(3,358,364)	(3,298,060)
NASDAQ-100 Fund	6,831,534	633,066	(1,845,987)	(1,212,921)
Small Cap Growth Equity Fund	205,318,668	5,369,861	(55,875,425)	(50,505,564)
Emerging Growth Fund	10,308,448	676,681	(2,265,485)	(1,588,804)
Asset Allocation Fund	143,927,288	2,346,014	(23,381,620)	(21,035,606)
Equity Income Fund	508,301,792	794,275	(183,034,813)	(182,240,538)
Income & Growth Fund	90,098,762	1,619,750	(26,138,332)	(24,518,582)
Growth & Income Fund	157,529,724	1,718,033	(42,310,795)	(40,592,762)
Blue Chip Growth Fund	224,738,216	2,763,130	(32,063,740)	(29,300,610)
Large Cap Growth Fund	43,173,531	577,461	(9,522,830)	(8,945,369)
Concentrated Growth Fund	104,476,841	1,371,387	(22,583,097)	(21,211,710)
Mid Cap Value Fund	300,151,480	4,159,858	(46,716,820)	(42,556,962)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid Cap Growth Fund	$246,443,454	$7,045,074	$(66,743,347)	$(59,698,273)
Small/Mid Cap Value Fund	194,997,118	3,888,978	(72,316,729)	(68,427,751)
Small Cap Index Fund	53,169,905	546,151	(24,966,139)	(24,419,988)
Global Fund	28,584,461	357,480	(8,370,352)	(8,012,872)
Foreign Fund	295,152,384	1,984,529	(122,308,963)	(120,324,434)
Conservative Allocation Fund	132,781,877	871,287	(11,149,570)	(10,278,283)
Balanced Allocation Fund	191,765,547	341,067	(27,343,623)	(27,002,556)
Moderate Allocation Fund	537,473,585	746,107	(92,154,612)	(91,408,505)
Growth Allocation Fund	765,453,994	499,487	(168,587,091)	(168,087,604)
Aggressive Allocation Fund	43,767,909	4,057	(12,778,389)	(12,774,332)
American Funds Core Allocation Fund	114,389,510	-	(4,377,385)	(4,377,385)
American Funds Growth Fund	8,666,826	-	(265,567)	(265,567)
American Funds International Fund	9,214,305	-	(323,473)	(323,473)
Small Company Value Fund	5,652,352	462,218	(149,895)	312,323

  4. Investment in Affiliated Issuers

A summary of the Funds' transactions in the securities of these issuers during the period ended March 31, 2009, was as follows:

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,368,103	499,321	8,844	1,858,580	$12,582,589	$-	$-
MML Equity Fund, Initial Class	487,414	185,991	3,128	670,277	8,342,860	-	-
MML Equity Income Fund, Initial Class	970,528	400,754	6,556	1,364,726	7,860,820	-	-
MML Income & Growth Fund, Initial Class	-	37,955	-	37,955	217,101	-	-
MML Inflation-Protected and Income Fund, Initial Class	1,844,789	669,798	12,377	2,502,210	25,047,124	-	-
MML Managed Bond Fund, Initial Class	1,843,356	690,040	11,454	2,521,942	30,457,520	-	-
MML Mid Cap Growth Fund, Initial Class	447,406	162,435	2,542	607,299	3,941,370	-	-
MML Mid Cap Value Fund, Initial Class	277,856	113,659	1,659	389,856	2,378,121	-	-
MML Money Market Fund, Initial Class	-	498,529	-	498,529	498,175	-	-
MML Small Cap Equity Fund, Initial Class	548,366	210,011	3,428	754,949	3,611,532	-	-
MML Small Company Value Fund, Initial Class	-	4,629	-	4,629	49,066	-	-
Oppenheimer Global Securities Fund, Non-Service Shares	192,387	91,611	1,150	282,848	4,898,921	231,376	-
Oppenheimer International Fund, Non-Service Shares	3,206,078	1,302,486	19,525	4,489,039	4,893,052	79,604	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	2,976,558	1,142,632	19,940	4,099,250	17,626,776	102,233	-
					$122,405,027	$413,213	$-
Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,848,430	423,519	12,432	2,259,517	$15,296,929	$-	$-
MML Concentrated Growth Fund, Class I	952,713	223,144	6,528	1,169,329	4,911,183	-	-
MML Equity Fund, Initial Class	836,101	198,956	5,901	1,029,156	12,809,771	-	-
MML Equity Income Fund, Initial Class	1,875,893	480,221	14,360	2,341,754	13,488,500	-	-
MML Income & Growth Fund, Initial Class	-	52,455	-	52,455	300,043	-	-
MML Inflation-Protected and Income Fund, Initial Class	2,762,788	638,898	18,739	3,382,947	33,863,295	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Balanced Allocation Fund (Continued)
MML Managed Bond Fund, Initial Class	1,657,199	400,518	8,750	2,048,967	$24,745,396	$-	$-
MML Mid Cap Growth Fund, Initial Class	671,697	153,014	3,403	821,308	5,330,288	-	-
MML Mid Cap Value Fund, Initial Class	625,830	157,087	3,444	779,473	4,754,783	-	-
MML Money Market Fund, Initial Class	-	468,822	-	468,822	468,489	-	-
MML Small Cap Equity Fund, Initial Class	823,962	194,747	5,791	1,012,918	4,845,602	-	-
MML Small Company Value Fund, Initial Class	-	7,851	-	7,851	83,221	-	-
Oppenheimer Capital Appreciation Fund, Non-Service Shares	165,242	38,357	1,107	202,492	5,121,034	17,919	-
Oppenheimer Global Securities Fund, Non-Service Shares	288,927	93,062	1,550	380,439	6,589,205	327,180	-
Oppenheimer International Fund, Non-Service Shares	6,015,167	1,584,593	32,125	7,567,635	8,248,723	140,649	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	4,455,668	1,099,956	31,276	5,524,348	23,754,695	144,190	-
					$164,611,157	$629,938	$-
Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	5,884,091	929,120	4,228	6,808,983	$46,096,817	$-	$-
MML Concentrated Growth Fund, Class I	3,611,295	585,089	2,695	4,193,689	17,613,495	-	-
MML Equity Fund, Initial Class	2,395,838	391,227	1,804	2,785,261	34,667,798	-	-
MML Equity Income Fund, Initial Class	5,970,364	1,045,766	4,870	7,011,260	40,384,859	-	-
MML Income & Growth Fund, Initial Class	-	197,167	-	197,167	1,127,793	-	-
MML Inflation-Protected and Income Fund, Initial Class	5,918,451	949,582	4,283	6,863,750	68,706,140	-	-
MML Managed Bond Fund, Initial Class	4,738,435	804,418	1,711	5,541,142	66,920,432	-	-
MML Mid Cap Growth Fund, Initial Class	1,924,060	316,405	672	2,239,793	14,536,254	-	-
MML Mid Cap Value Fund, Initial Class	2,390,286	415,899	907	2,805,278	17,112,198	-	-
MML Money Market Fund, Initial Class	-	1,149,873	-	1,149,873	1,149,057	-	-
MML Small Cap Equity Fund, Initial Class	2,360,069	380,859	1,791	2,739,137	13,103,502	-	-
MML Small Cap Growth Equity Fund, Initial Class	1,230,182	194,023	897	1,423,308	13,337,453	-	-
MML Small Company Value Fund, Initial Class	-	28,057	-	28,057	297,409	-	-
Oppenheimer Capital Appreciation Fund, Non-Service Shares	478,872	76,399	338	554,933	14,034,247	50,202	-
Oppenheimer Global Securities Fund, Non-Service Shares	1,035,133	250,390	385	1,285,138	22,258,586	1,133,256	-
Oppenheimer International Fund, Non-Service Shares	24,139,724	4,635,006	8,938	28,765,792	31,354,713	545,626	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	8,496,375	1,466,236	6,398	9,956,213	42,811,715	265,788	-
					$445,512,468	$1,994,872	$-
Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	10,219,700	1,674,994	2,501	11,892,193	$80,510,145	$-	$-
MML Concentrated Growth Fund, Class I	6,071,620	1,011,969	1,548	7,082,041	29,744,573	-	-
MML Equity Fund, Initial Class	4,001,022	676,238	1,040	4,676,220	58,204,330	-	-
MML Equity Income Fund, Initial Class	9,576,843	1,731,226	2,700	11,305,369	65,118,923	-	-
MML Income & Growth Fund, Initial Class	-	240,820	-	240,820	1,377,492	-	-
MML Inflation-Protected and Income Fund, Initial Class	4,730,038	790,825	1,179	5,519,684	55,252,036	-	-
MML Managed Bond Fund, Initial Class	3,370,337	591,151	-	3,961,488	47,842,928	-	-
MML Mid Cap Growth Fund, Initial Class	3,427,382	572,559	-	3,999,941	25,959,615	-	-
MML Mid Cap Value Fund, Initial Class	3,193,408	584,454	-	3,777,862	23,044,957	-	-
MML Money Market Fund, Initial Class	-	812,432	-	812,432	811,856	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Growth Allocation Fund (Continued)
MML Small Cap Equity Fund, Initial Class	4,205,152	701,052	1,111	4,905,093	$23,465,013	$-	$-
MML Small Cap Growth Equity Fund, Initial Class	1,643,634	287,754	-	1,931,388	18,098,536	-	-
MML Small Company Value Fund, Initial Class	-	22,088	-	22,088	234,132	-	-
Oppenheimer Capital Appreciation Fund, Non-Service Shares	846,394	141,015	207	987,202	24,966,342	89,432	-
Oppenheimer Global Securities Fund, Non-Service Shares	1,660,514	411,758	-	2,072,272	35,891,749	1,830,353	-
Oppenheimer International Fund, Non-Service Shares	46,087,125	9,027,498	-	55,114,623	60,074,940	1,048,820	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	9,059,104	1,621,834	2,436	10,678,502	45,917,558	285,619	-
					$596,515,125	$3,254,224	$-
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	571,679	99,193	5,575	665,297	$4,504,063	$-	$-
MML Concentrated Growth Fund, Class I	378,129	67,072	3,802	441,399	1,853,875	-	-
MML Equity Fund, Initial Class	208,054	37,453	2,162	243,345	3,028,886	-	-
MML Equity Income Fund, Initial Class	498,757	96,413	5,642	589,528	3,395,682	-	-
MML Income & Growth Fund, Initial Class	-	6,337	-	6,337	36,245	-	-
MML Inflation-Protected and Income Fund, Initial Class	108,023	19,223	1,053	126,193	1,263,193	-	-
MML Managed Bond Fund, Initial Class	65,142	11,769	575	76,336	921,908	-	-
MML Mid Cap Growth Fund, Initial Class	267,423	45,470	2,309	310,584	2,015,690	-	-
MML Mid Cap Value Fund, Initial Class	207,336	38,717	2,005	244,048	1,488,694	-	-
MML Money Market Fund, Initial Class	-	7,132	-	7,132	7,127	-	-
MML Small Cap Equity Fund, Initial Class	273,989	48,951	2,876	320,064	1,531,123	-	-
MML Small Cap Growth Equity Fund, Initial Class	142,574	25,147	1,299	166,422	1,559,499	-	-
MML Small Company Value Fund, Initial Class	-	595	-	595	6,312	-	-
Oppenheimer Capital Appreciation Fund, Non-Service Shares	44,352	7,750	424	51,678	1,306,947	4,692	-
Oppenheimer Global Securities Fund, Non-Service Shares	129,715	33,094	1,222	161,587	2,798,686	143,560	-
Oppenheimer International Fund, Non-Service Shares	3,356,784	680,303	31,196	4,005,891	4,366,421	76,607	-
Oppenheimer Strategic Bond Fund, Non-Service Shares	174,891	33,186	1,759	206,318	887,167	5,538	-
					$30,971,518	$230,397	$-

  5. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' use of, and accounting for, derivative instruments and the effect on the results of each Fund's operations and financial position. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

In April 2009, the FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate

Notes to Portfolio of Investments (Unaudited) (Continued)

a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

  6. Subsequent Events

Prior to the opening of business on May 1, 2009, the Blue Chip Growth Fund acquired all assets and liabilities of the Growth Equity Fund. The acquisition was accomplished by a tax-free exchange of 2,313,857 Initial Class shares and 116,110 Service Class shares of the Growth Equity Fund for 1,492,512 Initial Class shares and 74,903 Service Class shares of the Blue Chip Growth Fund. The Growth Equity Fund's net assets at that date of $11,676,491, including $1,951,874 of net unrealized depreciation, were combined with those of the Blue Chip Growth Fund. The aggregate net assets of the Blue Chip Growth Fund immediately before the acquisition were $225,485,091. The aggregate net assets of the Blue Chip Growth Fund immediately following the acquisition were $237,161,582.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	5/20/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	5/20/09

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	5/20/09